UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09121

JNL Variable Fund LLC
(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2009
• JNL® Series Trust
• JNL Variable Fund LLC

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective RewardsSM, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VULSM, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement LatitudesSM, PerspectiveSM (New York), Perspective IISM (New York), Perspective Advisors IISM (New York), Perspective L SeriesSM (New York), CuriangardSM (New York), Perspective AdvisorsSM (New York), Perspective FocusSM (New York) and Perspective Investor VULSM (New York). Not all the portfolios are available in all of the products. JacksonSM is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).
Issued by Jackson National Life Insurance Company®
1 Corporate Way, Lansing, MI 48951

BUSINESS REPLY MAIL
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JACKSON NATIONAL LIFE PO BOX 24068
LANSING MI 48909-9979

President’s Letter to Shareholders

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2009, together with Management’s Discussion of Fund Performance for each of the Funds.

Most of the world’s countries, including the United States, entered 2009 with their economies in turmoil, and equity markets reacted accordingly.  Both the Dow Jones Industrial Average (“Dow”) and the S&P 500® Index fell 25% from the beginning of 2009 to touch a 12-year low in March 2009. In late 2008 and early 2009, the U.S. and other countries around the globe implemented unprecedented economic stimulus programs to mitigate the freefall, and these efforts eventually had a stabilizing impact on the world’s financial markets.  During the third quarter of 2009, the U.S. economy expanded at a 2.2% rate, marking the end of the longest U.S. recession since World War II, and there were indications that the gross domestic product continued to grow during the fourth quarter as well.

U.S. equity markets responded to the economic recovery by posting their highest annual gains since 2003.  From their March lows, the Dow rose 63% and the S&P 500 Index climbed 68% to end the year up 23% and 26%, respectively.  World markets rallied along with the U.S.; the MSCI World Index of 23 developed nations surged 73% from its low in March 2009 to post a 30% increase for the year, which also represented its biggest annual gain since 2003.

While market conditions certainly looked brighter at the end of 2009 than they did at the beginning of the year, the U.S. economy will continue to face many challenges in 2010.  The U.S. unemployment rate stood at 10% at the end of 2009 and is not expected to improve much during 2010.  The steep decline in U.S. housing prices greatly reduced the net worth of many Americans and, combined with continued high unemployment, is likely to constrain consumer spending.  As the U.S. Federal Reserve begins its planned exit from some economic stimulus programs, interest rates on mortgages could increase and lead to a further decline in home sales and prices.  Furthermore, U.S. small businesses are still experiencing tight credit conditions, which are impeding their growth, and economic experts are warning that the U.S. must take action to curb its national debt or risk sharply rising interest rates and a steep fall in the value of the dollar.  Despite these headwinds, most economists expect the U.S. economy to expand modestly during 2010, and the International Monetary Fund estimates that the world economy will grow by more than 3%.

Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) offer 92 investment options in their variable insurance products to help you and your representative design a portfolio that features a diversified mix of investments based on your goals.  During 2009, Jackson added two new total return funds — the JNL/Ivy Asset Strategy Fund and the JNL/Mellon Capital Management Global Alpha Fund — and four new institutional investment portfolios — the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund and the JNL Institutional Alt 65 Fund.

Recent events have undermined the confidence that Americans have in many of the country’s financial institutions.  With disciplined business practices and demonstrated financial stability, Jackson has earned the trust of its customers.  We thank you for your business and will continue to work hard to maintain your trust.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

[Jackson National Asset Management, LLC Letterhead]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com.  Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The equity market recovered from a dismal 2008 to stage a rally that saw the best gains for most U.S. indices since 2003.  The U.S. stock market got off to a slow start in 2009 on continued fallout from the credit crisis, with continued concerns about the growing unemployment rate, grim corporate earnings, and dismal home sales.  Through March 9, the Dow Jones Industrial Average fell 24.8%, while the S&P 500 Index lost 24.6%.  In mid March, investors were encouraged by reports that signaled improvements on consumer confidence, corporate earnings and housing sales, while Bank of America Corp. (“Bank of America”), JPMorgan Chase (“JPMorgan Chase”) and Citigroup Inc. forecasted profits in the first two months of 2009.  Stocks continued to rally after consumer confidence soared above expectations, capital shortfalls at U.S. banks were smaller than expected, and employment numbers beat estimates.  Later in the year, positive GDP numbers for most developed markets confirmed that the global recession was over.  The S&P 500 Index gained 26.5% during 2009, while the Russell 3000 added 28.3%.  Growth handily outperformed value across the capitalization spectrum.  Among S&P 500 Index economic sectors, information technology soared 59.9%, followed by materials at 45.2% and consumer discretionary, which rose 38.8%.

International stocks also bounced back during 2009, in most cases outperforming the U.S.  The MSCI EAFE Index rose 31.8% in U.S. dollar terms.  The return of positive sentiment and risk appetite caused the U.S. dollar to fall versus most currencies during 2009, helping U.S. dollar based investors.  The top performing country markets in U.S. dollar terms were Norway (87.1%), Australia (76.4%), and Singapore (74%).  Ireland (12.3%), Finland (11.1%), and Japan (6.3%) were the worst performers.

JNL/Mellon Capital Management DowSM 10 Fund
Objective: The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

The Fund was rebalanced based on the March 31, 2009 stock selection date.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 15.87% for Class A shares compared to 22.68% for the Dow Jones Industrial Average.

Prior to the Fund’s rebalance, all companies performed negatively.  Verizon Communications Inc. (“Verizon Communications”), an integrated telecommunications company, was one of the least negative performers in the Fund.  Poor performance was due to increased promotional expenses tied to its fiber optic service and expenses related to weather.  After the Fund’s rebalance, companies that contributed to the Fund’s performance included: Caterpillar Inc., a manufacturer of machinery for construction and mining, increased due to cost controls and increased engine margins.  3M Co., a diversified manufacturer of a wide array of products from healthcare to consumer products, gained due to successful cost cutting measures and the restocking of inventory throughout the world.

Prior to the Fund’s rebalance, one of the Fund’s worst performers was FairPoint Communications Inc. (“FairPoint Communications”), the owner of telephone lines in New England.  Upon completion of an unprecedented new system implementation, the company incurred additional incremental costs to operate its business.  The company was unable to fully execute the operating plan and compete effectively in the marketplace.  After the Fund’s rebalance, all companies performed positively.  The least positive performers included: AT&T Inc. (“AT&T”), a communication holdings company, performed the least positive because retail telephone customers disconnected lines and the wireless division lost customers to non-contract operators.  Verizon Communications, an integrated telecommunications company, performed the least positive due to increased promotional expenses tied to its fiber optic service and expenses related to weather.

JNL/Mellon Capital Management S&P® 10 Fund
Objective: The investment objective of the JNL/Mellon Capital Management S&P® 10 Fund is total return through a combination of capital appreciation and dividend income.

The Fund was rebalanced based on the March 31, 2009 stock selection date.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 19.76% for Class A shares compared to 26.46% for the S&P 500 Index.

Prior to the Fund’s rebalance, TJX Cos. Inc. (“TJX”), an off price apparel and home furnishings retailer in the U.S. and worldwide, was one of the Fund’s best performers.  TJX was boosted by consumers seeking bargains in a tough economic climate.  After the Fund’s rebalance, Medco Health Solutions Inc. (“Medco Health Solutions”), a pharmacy benefit manager, gained due to business growth and an increase in the popularity of generic drugs.  Amazon.com Inc., the online retailer, gained on better than expected sales of its new Kindle wireless reading device.

Prior to the Fund’s rebalance, United States Steel Corp., an integrated steel producer in the U.S. and Europe, was one of the Fund’s worst performers.  The company’s sales declined due to decreased demand related to the weak economy.  After the Fund’s rebalance, all companies performed positively.  The least positive performers included:  Wal-Mart Stores Inc., a discount store operator, remained relatively flat as the retail sector lagged due to the weak economy.  Sherwin-Williams Co., a U.S. paint company, was one of the least positive performers in the Fund due to decreased home improvement and new home purchases.

JNL/Mellon Capital Management Global 15 Fund
Objective: The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

The Fund was rebalanced based on the March 31, 2009 stock selection date.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 31.06% for Class A shares compared to 29.99% for the MSCI World Index.

Prior to the Fund’s rebalance, PCCW Ltd., a Hong Kong based telecommunications company, was one of the Fund’s best performers as private investors attempted to take over the company and bid up the stock in the process.  After the Fund’s rebalance, BT Group Plc (“BT Group”), the UK’s largest phone company, increased as Morgan Stanley and Bank of America changed their weighting to overweight and increased their price target due to increased cost controls at BT Group.  Later in the year, BT Group beat earnings estimates.  Citic Pacific Ltd. (“Citic Pacific”), a specialized steel manufacturer, performed positively due to credit upgrades by two of the major credit rating agencies and the sale of its stake in a power supplier for over $290 million.

Prior to the Fund’s rebalance, FairPoint Communications, the owner of telephone lines in New England, was one of the Fund’s worst performers.  Upon completion of an unprecedented new system implementation, the company incurred additional incremental costs to operate its business.  The company was unable to fully execute the operating plan and compete effectively in the marketplace.  After the Fund’s rebalance, all companies performed positively.  The least positive performers included: AT&T, a communication holdings company, performed the least positive because retail telephone customers disconnected lines and the wireless division lost customers to noncontract operators;  Ladbrokes Plc, a company that controls diversified interests in betting ventures, was one of the least positive performers in the Fund due to analyst reports on the conservative financing methods used by the company given its cash generating nature.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Objective: The investment objective of the JNL/Mellon Capital Management Nasdaq® 25 Fund is total return.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 34.11% for Class A shares compared to 54.63%% for the Nasdaq 100 Index.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

Companies that contributed to the Fund’s performance included:  Microsoft Corp. (“Microsoft”), a software and application development company, was one of the Fund’s best performers as sales of the company’s Windows 7 platform exceeded analysts’ expectations.  Check Point Software Technologies Ltd., a leading internet security company, gained on strong operating results in the Asia-Pacific region and acquisition synergies.  Broadcom Corp., a provider of integrated silicon solutions, was one of the Fund’s best performers as the company won lucrative new contracts and terminated expensive takeovers that analysts viewed negatively.

Companies that detracted from the Fund’s performance included:  Pharmaceutical Product Development Inc., a global contract research organization providing drug discovery and development services to pharmaceutical, biotechnology and medical device companies, was down due to $212.9 million in cancelled contracts.  The company’s drug, Alogliptin, was also set back due to the Federal Drug Administration (“FDA”) requiring another 6 months of clinical trials.  Amgen Inc., a manufacturer and developer of human therapeutics, was one of the worst performers in the Fund as sales fell more than expected throughout the year.  Comcast Cable Communications Holdings Inc. (“Comcast”), a provider of cable services, was one of the Fund’s worst performers as the company saw subscriber growth slow and the company decided not to buy back shares previously committed to in its 2008-2009 buy back plan.  In addition, competition from telephone companies has begun to make an impact on Comcast’s growth prospects.

JNL/Mellon Capital Management Value Line® 30 Fund
Objective: The investment objective of the JNL/Mellon Capital Management Value Line® 30 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 14.44% for Class A shares compared to 26.46% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included:  Netflix Inc., an operator of an online movie rental service, was one of the Fund’s best performers as the company was able to boost their subscriber base and increase subscription costs for their Blue-ray offerings.  Express Scripts Inc. (“Express Scripts”), a full service pharmacy benefit management company, was one of the Fund’s best performers as the company’s generic drug utilization increased.  Medco Health Solutions, a pharmacy benefit manager, gained due to business growth and an increase in the popularity of generic drugs.

Companies that detracted from the Fund’s performance included:  Apollo Group Inc. (“Apollo Group”), a provider of higher education programs for working adults, was one of the Fund’s worst performers as the SEC launched a probe into the company’s revenue recognition practices.  Endo Pharmaceutical Holdings Inc., a pharmaceutical company that specializes in pain management, was one of the Fund’s worst performers as responses from the FDA for two of the company’s drugs were viewed negatively by market analysts.  OSI Pharmaceuticals Inc., a pharmaceutical research and development company, was one of the Fund’s worst performers due to disappointing revenue results.

JNL/Mellon Capital Management DowSM Dividend Fund
Objective: The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund is to provide the potential for an above-average total return.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 20.03% for Class A shares compared to 11.13% for the Dow Jones U.S. Select Dividend Index.

Companies that contributed to the Fund’s performance included:  RR Donnelley & Sons Co., a provider of commercial printing and information services, was one of the Fund’s best performers as the company was able to increase profit margins and decrease debt.  Eastman Chemical Co., an international chemical company, was one of the Fund’s best performers as demand increased from a record low in the fourth quarter of 2008.  Utilization increased over 40% from last year while margins also increased.  MeadWestvaco Corp. (“MeadWestvaco”), a global packing company that provides packaging solutions was one of the Fund’s best performers as it was able to achieve profit growth in its consumer solution, consumer and office products, and specialty consumer segments and cost cutting measures.

Companies that detracted from the Fund’s performance included:  Huntington Bancshares Inc., a multi-state bank holding company, which fell due to a credit downgrade by Fitch, an increase in non-performing loans and the company’s need to raise additional capital.  Zions Bancorporation, a full service western U.S. bank, was one of the Fund’s worst performers due to defaults on real estate loans, decreased value of security portfolio and credit problems on commercial loans.  Regions Financial Corp., a regional bank holding company, was one of the Fund’s worst performers due to an increase in bad loan provisions and an accelerated selling of nonperforming assets.

JNL/Mellon Capital Management S&P® 24 Fund
Objective: The investment objective of the JNL/Mellon Capital Management S&P® 24 Fund is total return through capital appreciation.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 18.70% for Class A shares compared to 26.46% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included: Microchip Technology Inc., a leading provider of microcontrollers and analog semiconductors, was one of the Fund’s best performers as the company had record sales of development systems.  In addition, the company boosted its wireless offerings in existing products.  Express Scripts, a full service pharmacy benefit management company, was one of the Fund’s best performers as the company’s generic drug utilization increased.  Estee Lauder Cos. Inc., a manufacturer of skin care, makeup, fragrance, and hair care products, was one of the Fund’s best performers due to strong growth in Asia, strong sales in new product launches and increased sales in the travel retail business.

Companies that detracted from the Fund’s performance included: Apollo Group, a provider of higher education programs for working adults, was one of the  Fund’s worst performers as the Securities and Exchange Commission launched a probe into the company’s revenue recognition practices.  Gilead Sciences Inc., a research based biopharmaceutical company that focuses on the treatment of life threatening diseases, declined due to FDA drug approval delays.  Exelon Corp., a utilities services holding company, was one of the Fund’s worst performers due to milder weather in late 2008 and early 2009 that decreased power usage.  Also, throughout the year customer demand for power declined.

JNL/Mellon Capital Management 25 Fund
Objective: The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

The Fund was rebalanced based on the March 31, 2009 stock selection date.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmarks by posting a return of 52.94% for Class A shares compared to 33.73% for the S&P MidCap 400/Citigroup Value Index and 26.46% for the S&P 500 Index.

Prior to the Fund’s rebalance, DR Horton Inc., a builder of single family homes, was one of the Fund’s best performers due to increased sales as a result of the U.S. government’s passage of tax credits for home buyers.  After the Fund’s rebalance, Tupperware Brands Corp., a manufacturer and seller of a broad line of home products, was one of the best performers in the Fund due to cost controls and organic growth.  Starwood Hotels & Resorts Worldwide Inc., an operator of upscale and luxury hotels, was one of the best performers in the Fund as daily occupancy rates increased and the company was able to pay down debt in line with creditor and analyst expectations.

Prior to the Fund’s rebalance, Avery Dennison Corp., the world’s largest label maker, fell as the deepening economic recession led to decreased discretionary spending on greeting cards, mailing labels and notebooks.  After the Fund’s rebalance, all companies had positive performance.  The least positive performers included:  Foot Locker Inc., an athletic retail store operator, was one of the Fund’s least positive performers due to negative same store sales and a downgrade by S&P.  Pitney Bowes Inc. (“Pitney Bowes”), a company that sells and services integrated mail and document management systems, was one of the Fund’s least positive performers as the weak economy led to a significant decline to mail volume.

JNL/Mellon Capital Management Select Small-Cap Fund
Objective: The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund is total return through capital appreciation.

The Fund was rebalanced based on the March 31, 2009 stock selection date.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 4.89% for Class A shares compared to 27.17% for the Russell 2000 Index.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

Prior to the Fund’s rebalance, Advent Software Inc., a provider of stand alone and client server software products, was one of the Fund’s best performers.  The company passed the rigorous requirements necessary to achieve the prestigious Service Capability & Performance Standards’ Certification.  In addition, strong demand continued for its investment management software from the growing field of independent advisors.  After the Fund’s rebalance, Fuel System Solutions Inc., a provider of alternative fuel system technology and components for internal combustion engines, was one of the Fund’s best performers as the company capitalized on tightening regulation on vehicle and equipment emissions.  NutriSystem Inc., an operator of an online weight loss community, was one of the best performers in the Fund as it was able to reach distribution deals with Wal-Mart, Costco and Schwan to begin selling the company’s products.

Prior to the Fund’s rebalance, TXCO Resources Inc. (“TXCO”), an oil and gas exploration company was one of the Fund’s worst performers.  The company missed 4th quarter earnings and its financial position deteriorated in the 1st quarter of 2009.  TXCO filed for bankruptcy protection May 18, 2009.  After the Fund’s rebalance, Alon USA Energy Inc., an oil refining and marketing company, fell due to decreasing margins on products other than gasoline.  Conn’s Inc., a specialty retailer of home appliances and consumer electronics, fell due to the company’s failure to honor product warranties and deteriorating consumer credit in its areas of operations.

JNL/Mellon Capital Management JNL 5 Fund
Objective: The investment objective of the JNL/Mellon Capital Management JNL 5 Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 23.74% for Class A shares compared to 26.46% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included:  Citic Pacific, a specialized steel manufacturer, performed positively due to credit upgrades by two of the major credit rating agencies and the sale of its stake in a power supplier for over $290 million.  AsiaInfo Holdings Inc. (“AsiaInfo”), a provider of telecom solutions in China, was one of the Fund’s best performers as record high operating margins led to an increase in earnings.  In addition, the merger with Linkage Technologies was viewed in the market to have positive synergies.  Nordstrom Inc. (“Nordstrom”), a fashion retailer of apparel, shoes, and accessories for men, women and children, rose due to stronger than expected sales.

Companies that detracted from the Fund’s performance included: First Bancorp Inc. Puerto Rico (“First Bancorp”), the bank holding company for the commercial bank, was one of the Fund’s worst performers due to increased nonperforming assets and credit losses.  First Commonwealth Financial Corp. (“First Commonwealth Financial”), a commercial and retail bank, was one of the Fund’s worst performers as the company was forced to set money aside for credit losses and the company’s expenses increased due to non-interest items.  Pinnacle Financial Partners Inc. (“Pinnacle Financial”), Tennessee’s second largest bank holding company, fell due to continued weakness in the local real estate market and high levels of nonperforming assets.

JNL/Mellon Capital Management VIP Fund
Objective: The investment objective of the JNL/Mellon Capital Management VIP Fund is total return.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 23.95% for Class A shares compared to 26.46% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included: Jo-Ann Stores Inc., a national chain of fabric and craft retail stores, was one of the Fund’s best performers due to increased sales and increased gross margins as product and freight costs decreased.  AsiaInfo, a provider of telecommunications solutions in China, was one of the Fund’s best performers as record high operating margins led to an increase in earnings and a merger with Linkage Technologies was viewed in the market to have positive synergies.  MeadWestvaco, a global packing company that provides packaging solutions, performed well due to increased profit growth in its consumer solution, consumer and office products and specialty consumer segments and cost cutting measures.

Companies that detracted from the Fund’s performance included:  First Bancorp, the bank holding company for the commercial bank, was one of the Fund’s worst performers as non-performing assets and credit losses increased with the downturn in the global economy.  First Commonwealth Financial, a commercial and retail bank, was one of the Fund’s worst performers as the company was forced to set money aside for credit losses and expenses increased due to non-interest items.  Pinnacle Financial, Tennessee’s second largest bank holding company, fell due to continued weakness in the local real estate market and high levels of non-performing assets.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Objective: The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund is capital appreciation.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 37.72% for Class A shares compared to 26.46% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included:  Anheuser-Busch Inbev NV, a manufacturer of beer, gained due to the sale of its theme park unit for over $2.3 billion in cash, its ability to obtain leading market positions in the most attractive beer markets, and increased cost efficiencies.  Citic Pacific, a specialized steel manufacturer, performed positively due to credit upgrades by two of the major credit rating agencies and the sale of its stake in a power supplier for over $290 million.  Nordstrom, a fashion retailer of apparel, shoes, and accessories for men, women and children, rose due to stronger than expected sales.

Companies that detracted from the Fund’s performance included:  San Juan Basin Royalty Trust, a trust that receives oil and gas royalties, fell as the recession led to decreased commodity prices.  Apollo Group, a provider of higher education programs for working adults, was one of the Fund’s worst performers as the SEC launched a probe into the company’s revenue recognition practices.  Endo Pharmaceuticals Holdings Inc., a pharmaceutical company that specializes in pain management, was one of the Fund’s worst performers as responses from the FDA for two of the company’s drugs were viewed negatively by market analysts.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Objective: The investment objective of the JNL/Mellon Capital Management S&P® SMid 60 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmarks by posting a return of 61.59% for Class A shares compared to 37.38% for the S&P MidCap 400 Index and 25.57% for the S&P SmallCap 600 Index.

Companies that contributed to the Fund’s performance included: HSN Inc., a company which offers products through its shows broadcasted on cable, satellite, and network television, had positive results in 2009 due to cost cutting and fewer markdowns.  Western Digital Corp., a leading hard drive manufacturer, had positive returns as it cut costs and expanded further into the retail market.  Oshkosh Corp., a military vehicle manufacturer, gained upon winning a U.S. military contract to provide all terrain vehicle for use in Afghanistan.

Companies that detracted from the Fund’s performance included: UCBH Holdings Inc., a San Francisco based lender, fell due to concentrated exposure to commercial and construction loans.  Sterling Financial Corp., a northwestern U.S. retail bank, fell as the deteriorating credit conditions caused the company to announce a credit provision, goodwill impairment and elimination its cash dividend.  Central Pacific Financial Corp., a provider of banking services and products, was one of the Fund’s worst performers as nonperforming assets increased, especially those connected to the California housing market.

JNL/Mellon Capital Management NYSE® International 25 Fund
Objective: The investment objective of the JNL/Mellon Capital Management NYSE® International 25 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 35.56% for Class A shares compared to 32.28%% for the NYSE International 100 Index.

Companies that contributed to the Fund’s performance included:  Barclays Bank Plc, a diversified banking institution, was one of the Fund’s best performers as write down risks diminished and as it was able to sell off its investment management business for over $8 billion dollars.  Toronto-Dominion Bank, a retail and commercial bank, gained due to very high volume in personal and commercial lending.  ArcelorMittal, a steel producer, was one of the Fund’s best performers as the company expanded business into new steel plants and as analysts increased their price target for steel.

Companies that detracted from the Fund’s performance included: Royal Bank of Scotland Group Plc, a retail and commercial bank, took the biggest loss in UK banking history.  The stock was down over 90% early in the year but rallied as the financial panic dissipated.  Lloyds Banking Group Plc, a UK company that offers a wide range of banking and financial services, fell due to the poor economy and

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

its weak capital position.  Nippon Telegraph & Telephone Corp., a provider of telecommunication services, was one of the Fund’s worst performers as the company’s fiber optic services fell extremely short of their subscriber expectations.

JNL/Mellon Capital Management Communications Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 25.59% for Class A shares compared to 9.85% for the Dow Jones U.S. Telecommunications Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but trying to match the Fund’s overall stock weightings and characteristics to the index, while minimizing transaction costs.

Due to certain regulatory restrictions on diversification, the Fund is unable to hold certain securities at their benchmark weight.  These restrictions can hamper the ability of the Fund to match the return of the index.  The Fund’s two largest holdings represent approximately 45% of the Fund.  These companies are Verizon Communications and AT&T.  The index’s weight for these securities was approximately 80%.  The Fund outperformed its benchmark as a result of its underweight to these companies and its overweight to other companies that outperformed the index during the year.

Companies that contributed to the Fund’s performance included: TW Telecom Inc., a telecommunications company, had positive returns that were led by strong revenue growth in data and internet services and by maintaining strong margins.  Level 3 Communications Inc., a provider of telecommunications and information services, including local, long distance, and data transmission, had positive performance due to eased bankruptcy concerns as the company was able to accumulate enough cash on its balance sheet to ensure payoff of 2010 maturities and also due to early stage talks with a possible joint venture with Sprint PCS.  Virgin Media Inc., the UK based broadband provider, gained when its strategy of attracting high value customers led to increased profits.

Companies that detracted from the Fund’s performance included:  MetroPCS Communications Inc., a wireless communications provider in the U.S., was down due to intensifying competition from larger rivals in the pay as you go market that led to price cuts and lower monthly bills for service.  Leap Wireless International Inc., a mobile services provider to customers underserved by traditional communications companies, performed negatively due to the poor economy and increased competition.  US Cellular Corp., a cellular telephone provider, fell due to increased competitive pressures from rivals such as Boost, Leap and MetroPCS.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 33.14% for Class A shares compared to 33.68% for the Dow Jones U.S. Consumer Cyclical Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but trying to match the Fund’s overall stock weightings and characteristics to the index, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included:  Avis Budget Group Inc., an automobile and truck rental service company, was one of the Fund’s best performers as the company was able to improve its financial strength and generate positive free cash flow for the first time in 19 quarters to its highest level in 7 years.  Rite Aid Corp. (“Rite Aid”), the retail drugstore chain, experienced positive returns as it rebounded from financial distress.  Rite Aid lowered costs, closed stores and refinanced debt in order to regain a stable financial standing.  Liberty Media Corp., a company involved in entertainment services, broadcasting services, publishing, mobile service and electronics, had positive performance due improvement in its capital position.

Companies that detracted from the Fund’s performance included: AMR Corp., an airline operator, performed negatively as the company lost pricing power and was unable to increase fares do to the weak economy.  JetBlue Airways Corp., a U.S. corporation that provides service throughout the country, fell due to decreased consumer demand and the challenging economic environment.  MGM Mirage Inc., a hotel and gaming company that owns and operates various properties in Nevada, Mississippi and Michigan, fell due to a decrease in gambling revenue and an increase in financing costs.

JNL/Mellon Capital Management Financial Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 18.62% for Class A shares compared to 17.11% for the Dow Jones U.S. Financial Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but trying to match the Fund’s overall stock weightings and characteristics to the index’s stock weightings and characteristics, while minimizing transaction costs.

Due to certain regulatory restrictions, the Fund is unable to hold certain securities at their benchmark weight.  These restrictions can hamper the ability of the Fund to match the return of the index.  The Fund’s three largest holdings represent approximately 16% of the Fund.  These companies are Bank of America, JPMorgan Chase and Wells Fargo & Co. (‘Wells Fargo”).  The index’s weight for these securities was approximately 24%.  The Fund outperformed its benchmark as a result of its underweight to Bank of America and Wells Fargo, companies that underperformed compared to the index during the year.

Companies that contributed to the Fund’s performance: MF Global Ltd., a financial services firm, had positive returns as increased financial transaction volume boosted profits.  XL Capital Ltd., a Bermuda based insurer, gained as the U.S. Treasury’s Trouble Asset Relief Program (“TARP”) program boosted the value of its bond portfolio and the company stabilized its balance sheet.  Genworth Financial Inc., a company that offers insurance, wealth management, investment and financial solutions, contributed to the Fund’s return as a result of its ability to successfully raise capital.

Companies that detracted from the Fund’s performance included: Cathay General Bancorp, the holding company for commercial bank Cathay Bank, was one of the Fund’s worst performers as the slowdown in residential housing increased credit costs and markdowns in related assets hurt profits.  PrivateBancorp Inc., a U.S. based financial service company, experienced negative returns when their loan portfolio took significant losses in the third quarter.  The number of underperforming loans more than doubled in 2009.  Synovus Financial Corp., a southern U.S. financial services holding company, was down due to credit provisions and goodwill impairments that hurt earnings.

JNL/Mellon Capital Management Healthcare Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Healthcare Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 20.97% for Class A shares compared to 21.71% for the Dow Jones U.S. Healthcare Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the index, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Dendreon Corp., a developer of immunological based therapeutic products for the treatment of cancer, was one of the Fund’s best performers as the company’s potential break through drug Provenge showed positive preclinical phase 3 results.  Tenet Healthcare Corp., a U.S. healthcare provider, gained as outpatient visits grew, pricing trends improved and bad debt expense decreased.  Human Genome Sciences Inc., a company that researches and develops proprietary phar-maceutical and diagnostic products, rose due to increased profits as more of its late stage products move toward commercialization.

Companies that detracted from the Fund’s performance included: Celera Corp., a diagnostic management products and services company, was one of the Fund’s worst performers as the company continued to experience an increase in expenses due to bad debt.  Psychiatric Solutions Inc., a psychiatric healthcare provider, fell because of an increase in charity care cases which led to decreased collectible accounts.  Genzyme Corp., a global technology company that develops products for people with serious diseases, declined due to increased competition and its failure to get approval from the FDA for several drugs.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund is total return through capital appreciation and dividend income.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

Fund Specific Overview: For the year ended December 31, 2009, the Fund outperformed its benchmark by posting a return of 19.97% for Class A shares compared to 17.26% for the Dow Jones Oil & Gas Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but trying to match the Fund’s overall stock weightings and characteristics to the index’s stock weightings and characteristics, while minimizing transaction costs.

Due to certain regulatory restrictions on diversification, the Fund is unable to hold certain securities at their benchmark weight.  These restrictions can hamper the ability of the Fund to match the return of the index.  The Fund’s two largest holdings represent approximately 37% of the Fund.  These companies are Exxon Mobil Corp. (“Exxon Mobil”) and Chevron Corp.  The Fund outperformed its benchmark as a result of its underweight to Exxon Mobil, a company that underperformed compared to the index during the year.

Companies that contributed to the Fund’s performance included: Berry Petroleum Co., an oil exploration and production company, was one of the Fund’s best performers as the company was able to sell assets to pay down the high level of bank debt that worried investors and creditors.  Dril-Quip Inc., a designer and manufacturer of offshore drilling and production equipment, was one of the Fund’s best performers as the company won over $240 million in new business and benefited as the expansion into deep sea exploration continues to gain steam among energy companies.  Pioneer Natural Resources Co., an oil and gas exploration company, was up as it made a significant discovery of natural gas in Texas.

Companies that detracted from the Fund’s performance included:  Energy Conversion Devices Inc., a producer and manufacturer of alternative energy technologies, was one of the Fund’s worst performers as the company cut back production in anticipation of slower customer orders.  Sunoco Inc., a U.S. petroleum refiner, fell as the economic climate led to decreased commodities prices.  Sunpower Corp., a producer of solar power products, fell as the recession hurt U.S. demand and the German government cut subsidies for solar power products.

JNL/Mellon Capital Management Technology Sector Fund
Objective: The investment objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2009, the Fund underperformed its benchmark by posting a return of 63.82% for Class A shares compared to 64.48% for the Dow Jones U.S. Technology Index.

The Fund is an Index Fund.  As such, the Fund’s portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the index, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Advanced Micro Devices Inc., a manufacturer of semiconductor products, was one of the top performers in the Fund as the company was able to pay down debt using a $1.2 billion dollar anticompetitive lawsuit settlement from its main competitor Intel.  RF Micro Devices Inc., a high performance semiconductor manufacturer, had positive returns as its cellular products gained market share.  Unisys Corp., an information technology services company, made a strong turnaround by running a more cost efficient service business necessitated by the climate of declining revenue.

Companies that detracted from the Fund’s performance included:  NCR Corp., a manufacturer of financial transaction machines, was one of the Fund’s worst performers as the company’s pension costs soared and sales and revenues fell due to the economic environment.  Comtech Telecommunications Corp., a developer and manufacture of technology electronic products, was one of the Fund’s worst performers as the company’s mobile data communications segment saw sales decrease dramatically throughout the year.  Pitney Bowes, a mail-stream solutions provider, fell as the weak economy led to a significant decline to mail volume.

JNL/Mellon Capital Management DowSM 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	15.87%
5 year	-5.04%
10 year	-0.83%

JNL/Mellon Capital Management S&P® 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	19.76%
5 year	-1.87%
10 year	-1.18%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management Global 15 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	31.06%
5 year	2.97%
10 year	5.09%

JNL/Mellon Capital Management Nasdaq® 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	34.11%
5 year	-0.64%
Since Inception	0.98%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	34.34%
Since Inception	-8.69%
(Inception date December 3, 2007)

JNL/Mellon Capital Management Value Line® 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	14.44%
5 year	-0.29%
Since Inception	2.37%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	14.37%
Since Inception	-21.39%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management DowSM Dividend Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	20.03%
Since Inception	-10.08%
(Inception date January 17, 2006)

Average Annual Total Returns for Class B Shares
1 year	20.39%
Since Inception	-23.24%
(Inception date December 3, 2007)

JNL/Mellon Capital Management S&P® 24 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	18.70%
Since Inception	-3.28%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 year	19.18%
Since Inception	-10.51%
(Inception date December 3, 2007)

JNL/Mellon Capital Management 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	52.94%
5 year	0.96%
10 year	5.06%

Average Annual Total Returns for Class B Shares
1 year	53.31%
Since Inception	0.69%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management Select Small-Cap Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	4.89%
5 year	-7.66%
10 year	0.79%

Average Annual Total Returns for Class B Shares
1 year	5.10%
Since Inception	-14.39%
(Inception date May 1, 2006)

JNL/Mellon Capital Management JNL 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	23.74%
5 year	-0.99%
Since Inception	0.78%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	24.19%
5 year	-0.78%
Since Inception	0.98%
(Inception date October 4, 2004)

JNL/Mellon Capital Management VIP Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	23.95%
5 year	-0.67%
Since Inception	1.39%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	24.37%
5 year	-0.43%
Since Inception	1.61%
(Inception date October 4, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management JNL Optimized 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	37.72%
Since Inception	-2.43%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 year	38.00%
Since Inception	-2.24%
(Inception date May 1, 2006)

JNL/Mellon Capital Management S&P® SMid 60 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	61.59%
Since Inception	0.25%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 year	61.79%
Since Inception	0.42%
(Inception date April 30, 2007)

JNL/Mellon Capital Management NYSE® International 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	35.56%
Since Inception	-5.52%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 year	35.60%
Since Inception	-5.37%
(Inception date April 30, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management Communications Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	25.59%
5 year	1.68%
10 year	-9.84%

Average Annual Total Returns for Class B Shares
1 year	26.12%
5 year	1.92%
Since Inception	2.71%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Consumer Brands Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	33.14%
5 year	-1.38%
10 year	1.42%

Average Annual Total Returns for Class B Shares
1 year	33.41%
5 year	-1.17%
Since Inception	-0.01%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Financial Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	18.62%
5 year	-9.43%
10 year	-1.14%

Average Annual Total Returns for Class B Shares
1 year	18.80%
5 year	-9.24%
Since Inception	-7.18%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds
Mellon Capital Management Corporation
Team Management

JNL/Mellon Capital Management Healthcare Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	20.97%
5 year	2.71%
10 year	3.19%

Average Annual Total Returns for Class B Shares
1 year	21.12%
5 year	2.89%
Since Inception	2.18%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Oil & Gas Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	19.97%
5 year	10.77%
10 year	11.83%

Average Annual Total Returns for Class B Shares
1 year	20.22%
5 year	10.99%
Since Inception	13.26%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Technology Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 year	63.82%
5 year	3.53%
10 year	-7.09%

Average Annual Total Returns for Class A Shares
1 year	64.21%
5 year	3.53%
Since Inception	3.32%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC
Schedules of Investments (in thousands)
December 31, 2009

	Shares / Par	Value
JNL/Mellon Capital Management
Dow(SM) 10 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 8.7%
Home Depot Inc.	1,016	$29,406

CONSUMER STAPLES - 8.7%
Kraft Foods Inc. - Class A	1,072	29,145

HEALTH CARE - 19.1%
Merck & Co. Inc.	895	32,718
Pfizer Inc.	1,755	31,926
		64,644
INDUSTRIALS - 37.0%
3M Co.	482	39,829
Boeing Co.	673	36,451
Caterpillar Inc. (b)	855	48,750
		125,030
MATERIALS - 10.7%
EI Du Pont de Nemours & Co.	1,073	36,118

TELECOMMUNICATION SERVICES - 15.6%
AT&T Inc.	948	26,583
Verizon Communications Inc.	791	26,217
		52,800

Total Common Stocks (cost $300,471)		337,143

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$596	26

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $596)		26

SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	4,907	4,907
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	1,645	1,642
		6,549

Total Short Term Investments (cost $6,552)		6,549

Total Investments - 101.7% (cost $307,619)		343,718
Other Assets and Liabilities, Net - (1.7%)		(5,651)
Total Net Assets - 100%		$338,067

JNL/Mellon Capital Management
S&P® 10 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 33.8%
Amazon.com Inc. (c)	343	$46,178
Kohl's Corp. (c)	595	32,115
Sherwin-Williams Co. (b)	486	29,984
		108,277
CONSUMER STAPLES - 8.1%
Wal-Mart Stores Inc.	484	25,845

HEALTH CARE - 12.2%
Medco Health Solutions Inc. (c)	610	38,963

UTILITIES - 45.6%
Consolidated Edison Inc. (b)	636	28,909
PG&E Corp.	659	29,423
Progress Energy Inc.	695	28,495
Sempra Energy	547	30,601
Xcel Energy Inc.	1,352	28,712
		146,140

Total Common Stocks (cost $251,759)		319,225

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$340	14

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $340)		14

SHORT TERM INVESTMENTS - 0.6%
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	1,676	1,676
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	156	156
		1,832

Total Short Term Investments (cost $1,832)		1,832

Total Investments - 100.2% (cost $253,931)		321,071
Other Assets and Liabilities, Net - (0.2%)		(694)
Total Net Assets - 100%		$320,377

JNL/Mellon Capital Management
Global 15 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 14.7%
Home Depot Inc.	1,066	$30,853
Ladbrokes Plc	9,542	21,187
Yue Yuen Industrial Holdings Ltd.	11,012	31,880
		83,920
CONSUMER STAPLES - 13.6%
Kraft Foods Inc. - Class A (b)	1,133	30,801
Tate & Lyle Plc	6,738	47,083
		77,884
ENERGY - 6.6%
PetroChina Co. Ltd.	31,534	37,486

FINANCIALS - 22.6%
Bank of China Ltd.	76,054	40,867
Man Group Plc	8,018	39,943
Sino Land Co.	25,170	48,454
		129,264
HEALTH CARE - 5.8%
Pfizer Inc.	1,851	33,664

INDUSTRIALS - 10.4%
Citic Pacific Ltd.	22,223	59,349

MATERIALS - 6.6%
EI Du Pont de Nemours & Co.	1,126	37,920

TELECOMMUNICATION SERVICES - 19.3%
AT&T Inc.	1,002	28,090
BT Group Plc	22,407	48,849
Vodafone Group Plc	14,262	33,096
		110,035

Total Common Stocks (cost $494,045)		569,522

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	1,328	56

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $1,328)		56

SHORT TERM INVESTMENTS - 3.7%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.07% (a) (f)	376	376

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	18,811	18,811
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	2,272	2,267
		21,078

Total Short Term Investments (cost $21,459)		21,454

Total Investments - 103.4% (cost $516,832)		591,032
Other Assets and Liabilities, Net - (3.4%)		(19,679)
Total Net Assets - 100%		$571,353

JNL/Mellon Capital Management
Nasdaq® 25 Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 15.4%
Comcast Corp. - Class A	323	$5,442
DIRECTV - Class A (c)	171	5,698
Ross Stores Inc.	47	2,008
Staples Inc. (b)	208	5,106
		18,254
HEALTH CARE - 16.9%
Amgen Inc. (c)	122	6,924
Biogen Idec Inc. (c)	87	4,661
Pharmaceutical Product Development Inc. (b)	53	1,233
Teva Pharmaceutical Industries Ltd. - ADR	128	7,189
		20,007
INDUSTRIALS - 2.8%
Cintas Corp.	61	1,596
JB Hunt Transport Services Inc.	54	1,749
		3,345
INFORMATION TECHNOLOGY - 62.4%
Altera Corp. (b)	93	2,105
Automatic Data Processing Inc.	132	5,643
Broadcom Corp. - Class A (c)	133	4,186
Check Point Software Technologies Ltd. (c)	73	2,468
Cisco Systems Inc. (c)	434	10,402
Fiserv Inc. (c)	50	2,400
Intel Corp.	483	9,852
Intuit Inc. (b) (c)	97	2,982
Juniper Networks Inc. (b) (c)	155	4,130
Linear Technology Corp. (b)	70	2,125
Microsoft Corp.	364	11,108
Oracle Corp.	399	9,795
Symantec Corp. (c)	249	4,462
Xilinx Inc. (b)	86	2,147
		73,805
MATERIALS - 1.7%
Sigma-Aldrich Corp.	39	1,979

Total Common Stocks (cost $104,988)		117,390

INVESTMENT FUNDS - 0.5%
PowerShares QQQ Trust, Series 1	13	601

Total Investment Funds (cost $605)		601

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	130	5

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $130)		5

SHORT TERM INVESTMENTS - 8.1%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.07% (a) (f)	904	904

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	6,184	6,184
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	2,507	2,502
		8,686

Total Short Term Investments (cost $9,595)		9,590

Total Investments - 107.9% (cost $115,318)		127,586
Other Assets and Liabilities, Net - (7.9%)		(9,347)
Total Net Assets - 100%		$118,239

JNL/Mellon Capital Management
Value Line® 30 Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 30.8%
Apollo Group Inc. - Class A (c)	373	22,603
AutoZone Inc. (b) (c)	135	21,328
DeVry Inc. (b)	174	9,844
Dollar Tree Inc. (c)	219	10,563
Family Dollar Stores Inc.	337	9,373
H&R Block Inc.	799	18,063
McDonald's Corp.	745	46,547
NetFlix Inc. (b) (c)	265	14,585
Panera Bread Co. - Class A (b) (c)	152	10,186
Shaw Communications Inc.	932	19,179
Tractor Supply Co. (b) (c)	224	11,868
		194,139
CONSUMER STAPLES - 10.5%
Church & Dwight Co. Inc.	169	10,204
TreeHouse Foods Inc. (b) (c)	296	11,506
Wal-Mart Stores Inc.	827	44,206
		65,916
HEALTH CARE - 53.5%
Amgen Inc. (c)	803	45,423
Bristol-Myers Squibb Co.	1,994	50,347
Chemed Corp.	201	9,625
DaVita Inc. (c)	245	14,391
Endo Pharmaceuticals Holdings Inc. (c)	311	6,372
Express Scripts Inc. (c)	362	31,330
Haemonetics Corp. (c)	142	7,834
Johnson & Johnson	775	49,896
Medco Health Solutions Inc. (c)	513	32,795
OSI Pharmaceuticals Inc. (b) (c)	207	6,422
Perrigo Co. (b)	246	9,791
ResMed Inc. (b) (c)	216	11,282
Teva Pharmaceutical Industries Ltd. - ADR	1,089	61,179
		336,687
INFORMATION TECHNOLOGY - 2.6%
Mantech International Corp. - Class A (c)	149	7,171
SAIC Inc. (c)	479	9,074
		16,245
MATERIALS - 1.9%
Rock-Tenn Co. - Class A	237	11,927

Total Common Stocks (cost $556,372)		624,914

INVESTMENT FUNDS - 0.3%
SPDR Trust Series 1	14	1,582

Total Investment Funds (cost $1,601)		1,582

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	722	31

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $722)		31

SHORT TERM INVESTMENTS - 9.1%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.07% (a) (f)	2,568	2,568

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	44,931	44,931
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	9,948	9,927
		54,858

Total Short Term Investments (cost $57,447)		57,426

Total Investments - 108.7% (cost $616,142)		683,953
Other Assets and Liabilities, Net - (8.7%)		(54,622)
Total Net Assets - 100%		$629,331

JNL/Mellon Capital Management
Dow(SM) Dividend Fund
COMMON STOCKS - 99.9%
ENERGY - 3.6%
Chevron Corp.	116	$8,897

FINANCIALS - 24.5%
Bank of America Corp.	604	9,099
BB&T Corp. (b)	309	7,836
First Niagara Financial Group Inc.	524	7,294
Fulton Financial Corp. (b)	881	7,685
Huntington Bancshares Inc.	1,110	4,050
People's United Financial Inc.	475	7,941
Regions Financial Corp. (b)	1,065	5,636
SunTrust Banks Inc.	288	5,848
Zions Bancorporation (b)	349	4,483
		59,872
HEALTH CARE - 3.6%
Pfizer Inc.	483	8,778

INDUSTRIALS - 22.7%
Briggs & Stratton Corp. (b)	484	9,049
Eaton Corp.	171	10,888
RR Donnelley & Sons Co.	626	13,944
Textron Inc. (b)	612	11,509
Timken Co.	433	10,274
		55,664
MATERIALS - 15.5%
Eastman Chemical Co.	268	16,123
MeadWestvaco Corp. (b)	759	21,730
		37,853
UTILITIES - 30.0%
AGL Resources Inc.	271	9,896
American Electric Power Co. Inc.	255	8,867
NiSource Inc.	774	11,897
Oneok Inc.	292	13,018
Pinnacle West Capital Corp.	265	9,685
SCANA Corp.	239	9,001
TECO Energy Inc.	689	11,171
		73,535

Total Common Stocks (cost $255,310)		244,599

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$1,413	60

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $1,413)		60

SHORT TERM INVESTMENTS - 18.2%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.07% (a) (f)	122	122

Securities Lending Collateral - 18.1%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	32,851	32,851
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	11,436	11,412
		44,263

Total Short Term Investments (cost $44,409)		44,385

Total Investments - 118.1% (cost $301,132)		289,044
Other Assets and Liabilities, Net - (18.1%)		(44,284)
Total Net Assets - 100%		$244,760

JNL/Mellon Capital Management
S&P® 24 Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.6%
Apollo Group Inc. - Class A (c)	63	$3,837
AutoZone Inc. (c)	35	5,513
Hasbro Inc.	167	5,340
		14,690
CONSUMER STAPLES - 12.9%
Brown-Forman Corp. - Class B	94	5,040
Clorox Co.	87	5,337
Estee Lauder Cos. Inc.	156	7,561
		17,938
ENERGY - 11.9%
Chevron Corp.	65	5,017
ConocoPhillips	94	4,775
Ensco International Plc	170	6,783
		16,575
FINANCIALS - 12.3%
Moody's Corp. (b)	242	6,481
Plum Creek Timber Co. Inc. (b)	139	5,264
Travelers Cos. Inc.	108	5,363
		17,108
HEALTH CARE - 12.9%
Express Scripts Inc. (c)	88	7,611
Forest Laboratories Inc. (c)	191	6,126
Gilead Sciences Inc. (c)	95	4,105
		17,842
INDUSTRIALS - 13.4%
Dun & Bradstreet Corp.	63	5,273
Robert Half International Inc. (b)	233	6,237
Rockwell Automation Inc. (b)	151	7,077
		18,587
INFORMATION TECHNOLOGY - 13.3%
Altera Corp.	291	6,581
Lexmark International Inc. (c)	180	4,681
Microchip Technology Inc. (b)	249	7,227
		18,489
UTILITIES - 10.5%
Dominion Resources Inc.	136	5,280
Exelon Corp.	87	4,258
PPL Corp.	157	5,078
		14,616

Total Common Stocks (cost $123,217)		135,845

INVESTMENT FUNDS - 1.9%
SPDR Trust Series 1	24	2,631

Total Investment Funds (cost $2,666)		2,631

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$25	1

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $25)		1

SHORT TERM INVESTMENTS - 9.6%
Mutual Funds - 1.5%
JNL Money Market Fund, 0.07% (a) (f)	2,042	2,042

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	11,234	11,234

Total Short Term Investments (cost $13,276)		13,276

Total Investments - 109.4% (cost $139,184)		151,753
Other Assets and Liabilities, Net - (9.4%)		(13,005)
Total Net Assets - 100%		$138,748

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 38.5%
Black & Decker Corp.	304	19,680
Foot Locker Inc.	911	10,151
Limited Brands Inc.	1,102	21,198
Mattel Inc.	831	16,603
Regal Entertainment Group - Class A	712	10,283
Starwood Hotels & Resorts Worldwide Inc. (b)	753	27,545
Tupperware Brands Corp.	564	26,273
Whirlpool Corp. (b)	323	26,075
		157,808
CONSUMER STAPLES - 12.5%
Herbalife Ltd.	640	25,960
Lorillard Inc.	155	12,417
Philip Morris International Inc.	269	12,986
		51,363
HEALTH CARE - 5.2%
Bristol-Myers Squibb Co.	436	11,004
Eli Lilly & Co.	286	10,205
		21,209
INDUSTRIALS - 16.9%
Briggs & Stratton Corp. (b)	579	10,830
Eaton Corp.	260	16,536
GATX Corp. (b)	473	13,612
Koninklijke Philips Electronics NV - NYS	644	18,974
Pitney Bowes Inc.	409	9,306
		69,258
INFORMATION TECHNOLOGY - 5.2%
Tyco Electronics Ltd.	868	21,312

MATERIALS - 15.6%
Eastman Chemical Co.	358	21,551
Olin Corp.	669	11,728
PPG Industries Inc.	260	15,200
RPM International Inc.	753	15,300
		63,779
TELECOMMUNICATION SERVICES - 6.0%
BCE Inc.	480	13,256
TELUS Corp.	363	11,310
		24,566

Total Common Stocks (cost $278,582)		409,295

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	1,744	74

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $1,744)		74

SHORT TERM INVESTMENTS - 11.7%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.07% (a) (f)	239	239

Securities Lending Collateral - 11.6%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	44,695	44,695
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	3,055	3,049
		47,744

Total Short Term Investments (cost $47,989)		47,983

Total Investments - 111.6% (cost $328,315)		457,352
Other Assets and Liabilities, Net - (11.6%)		(47,362)
Total Net Assets - 100%		$409,990

JNL/Mellon Capital Management
Select Small-Cap Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 18.0%
Buffalo Wild Wings Inc. (b) (c)	88	$3,550
California Pizza Kitchen Inc. (b) (c)	120	1,611
Cato Corp. - Class A	137	2,744
Coinstar Inc. (b) (c)	148	4,114
Conn's Inc. (b) (c)	106	620
Fred's Inc.	196	2,003
Fuel Systems Solutions Inc. (c)	79	3,271
Hibbett Sports Inc. (b) (c)	140	3,069
Jo-Ann Stores Inc. (b) (c)	127	4,620
Jos. A. Bank Clothiers Inc. (b) (c)	90	3,797
Lincoln Educational Services Corp. (c)	128	2,770
Lumber Liquidators Inc. (b) (c)	132	3,526
Monro Muffler Brake Inc.	96	3,201
National Presto Industries Inc.	34	3,699
NutriSystem Inc. (b)	151	4,709
Papa John's International Inc. (c)	137	3,194
Peets Coffee & Tea Inc. (c)	64	2,142
PetMed Express Inc. (b)	114	2,009
Steven Madden Ltd. (c)	88	3,636
Sturm Ruger & Co. Inc. (b)	97	937
Wet Seal Inc. (c)	476	1,641
		60,863
CONSUMER STAPLES - 6.6%
Diamond Foods Inc. (b)	80	2,856
J&J Snack Foods Corp.	90	3,599
Lance Inc.	155	4,084
TreeHouse Foods Inc. (b) (c)	155	6,009
United Natural Foods Inc. (b) (c)	211	5,632
		22,180
ENERGY - 5.1%
Alon USA Energy Inc. (b)	232	1,587
Goodrich Petroleum Corp. (b) (c)	185	4,503
USEC Inc. (c)	548	2,111
VAALCO Energy Inc.	291	1,323
World Fuel Services Corp.	289	7,739
		17,263
FINANCIALS - 14.3%
Amerisafe Inc. (c)	92	1,654
Bank of the Ozarks Inc.	83	2,423
CNA Surety Corp. (c)	217	3,225
Financial Federal Corp.	126	3,477
First Cash Financial Services Inc. (c)	143	3,175
First Financial Bankshares Inc. (b)	102	5,529
Getty Realty Corp. (b)	122	2,862
Home Bancshares Inc.	96	2,311
IberiaBank Corp.	79	4,249
Investors Real Estate Trust	293	2,633
Life Partners Holdings Inc. (b)	74	1,562
NBT Bancorp Inc.	168	3,424
Signature Bank (c)	174	5,537
SWS Group Inc.	136	1,650
Teton Advisors Inc. (c) (e)	1	-
Tower Group Inc.	198	4,631
		48,342
HEALTH CARE - 14.9%
athenahealth Inc. (b) (c)	165	7,451
Cantel Medical Corp. (c)	81	1,640
Centene Corp. (c)	213	4,512
Computer Programs & Systems Inc.	54	2,498
Genoptix Inc. (b) (c)	82	2,911
Greatbatch Inc. (c)	114	2,191
Hanger Orthopedic Group Inc. (c)	152	2,098
HMS Holdings Corp. (b) (c)	126	6,144
ICU Medical Inc. (c)	73	2,642
IPC The Hospitalist Co. Inc. (b) (c)	80	2,651
Landauer Inc.	46	2,801
LHC Group Inc. (b) (c)	90	3,029
Luminex Corp. (c)	206	3,069
Odyssey HealthCare Inc. (c)	161	2,514
Questcor Pharmaceuticals Inc. (c)	323	1,534
RehabCare Group Inc. (c)	90	2,732
		50,417
INDUSTRIALS - 13.1%
AAON Inc.	82	1,599
AeroVironment Inc. (c)	106	3,071
Allegiant Travel Co. (b) (c)	99	4,687
American Science & Engineering Inc.	45	3,404
Beacon Roofing Supply Inc. (c)	220	3,514
Cubic Corp.	131	4,891
Encore Wire Corp.	113	2,373
ESCO Technologies Inc.	129	4,621
ICF International Inc. (c)	75	2,023
Marten Transport Ltd. (c)	104	1,867
MasTec Inc. (c)	372	4,650
Orion Marine Group Inc. (c)	105	2,217
Sykes Enterprises Inc. (c)	202	5,151
		44,068
INFORMATION TECHNOLOGY - 20.1%
AsiaInfo Holdings Inc. (b) (c)	214	6,530
Blackboard Inc. (b) (c)	155	7,017
CSG Systems International Inc. (c)	172	3,285
CyberSource Corp. (b) (c)	340	6,836
DG FastChannel Inc. (b) (c)	104	2,902
Ebix Inc. (b) (c)	49	2,417
EPIQ Systems Inc. (c)	175	2,451
InterDigital Inc. (c)	213	5,665
MAXIMUS Inc.	86	4,301
NCI Inc. (c)	39	1,087
NetLogic Microsystems Inc. (c)	108	4,994
Semtech Corp. (b) (c)	299	5,094
Synaptics Inc. (b) (c)	168	5,149
Tyler Technologies Inc. (b) (c)	173	3,436
Ultratech Inc. (c)	115	1,713
ViaSat Inc. (b) (c)	152	4,827
		67,704
MATERIALS - 2.0%
Balchem Corp.	90	3,024
Calgon Carbon Corp. (c)	269	3,738
		6,762
TELECOMMUNICATION SERVICES - 0.7%
Cbeyond Inc. (b) (c)	139	2,194

UTILITIES - 5.3%
American States Water Co.	85	3,002
California Water Service Group	102	3,765
CH Energy Group Inc.	78	3,313
Laclede Group Inc.	109	3,681
MGE Energy Inc.	111	3,978
		17,739

Total Common Stocks (cost $278,231)		337,532

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$2,260	95

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $2,260)		95

SHORT TERM INVESTMENTS - 23.8%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.07% (a) (f)	2,167	2,167

Securities Lending Collateral - 23.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	54,778	54,778
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	23,577	23,527
		78,305

Total Short Term Investments (cost $80,522)		80,472

Total Investments - 123.9% (cost $361,013)		418,099
Other Assets and Liabilities, Net - (23.9%)		(80,606)
Total Net Assets - 100%		$337,493

JNL/Mellon Capital Management
JNL 5 Fund * (h)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 19.9%
AutoZone Inc. (c)	430	$68,000
GKN Plc (c)	28,832	54,474
H&R Block Inc.	2,647	59,875
International Game Technology	2,023	37,978
ITV Plc (c)	70,363	59,483
Ladbrokes Plc	15,106	33,541
Leggett & Platt Inc. (b)	1,588	32,394
Limited Brands Inc. (b)	2,397	46,114
Macy’s Inc.	2,324	38,952
Mattel Inc.	1,506	30,094
Nordstrom Inc. (b)	1,808	67,944
Sherwin-Williams Co. (b)	1,008	62,125
Starwood Hotels & Resorts Worldwide Inc. (b)	1,344	49,162
Other Securities		58,865
		699,001
CONSUMER STAPLES - 10.3%
General Mills Inc.	990	70,085
Kraft Foods Inc. - Class A	2,241	60,910
Kroger Co.	2,282	46,855
Lorillard Inc.	427	34,246
Philip Morris International Inc.	554	26,713
Wal-Mart Stores Inc.	1,074	57,396
Other Securities		69,893
		366,098
ENERGY - 2.3%
Spectra Energy Corp.	1,531	31,394
Teekay Corp. (b)	1,226	28,456
Other Securities		20,837
		80,687
FINANCIALS - 14.5%
Bank of America Corp.	7,123	107,267
BOC Hong Kong Holdings Ltd.	35,485	79,717
JPMorgan Chase & Co.	1,907	79,484
New World Development Ltd.	39,641	80,758
Other Securities		163,986
		511,212
HEALTH CARE - 10.3%
Bristol-Myers Squibb Co.	1,039	26,235
Merck & Co. Inc.	1,980	72,333
Pfizer Inc.	5,663	103,012
Quest Diagnostics Inc. (b)	1,158	69,934
Other Securities		89,368
		360,882
INDUSTRIALS - 18.2%
Avery Dennison Corp.	736	26,869
Cathay Pacific Airways Ltd.	35,726	66,341
CH Robinson Worldwide Inc. (b)	1,092	64,131
Citic Pacific Ltd.	37,209	99,370
COSCO Pacific Ltd. (b)	39,462	50,077
General Electric Co.	6,192	93,691
Textron Inc. (b)	1,734	32,623
Waste Management Inc. (b)	1,817	61,428
Other Securities		146,545
		641,075
INFORMATION TECHNOLOGY - 4.5%
Logica Plc	40,523	74,404
Motorola Inc. (c)	5,430	42,139
Other Securities		45,361
		161,904
MATERIALS - 12.3%
Alcoa Inc.	8,908	143,600
Eastman Chemical Co.	758	45,650
EI Du Pont de Nemours & Co.	3,966	133,550
Olin Corp.	1,329	23,289
PPG Industries Inc. (b)	568	33,257
RPM International Inc.	1,810	36,794
Other Securities		14,961
		431,101
TELECOMMUNICATION SERVICES - 6.4%
AT&T Inc.	2,112	59,188
BCE Inc.	1,175	32,444
BT Group Plc	20,716	45,162
TELUS Corp. (b)	846	26,355
Verizon Communications Inc.	1,775	58,795
Other Securities		4,591
		226,535
UTILITIES - 0.9%
Other Securities		30,673

Total Common Stocks (cost $3,499,961)		3,509,168

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		587

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $13,809)		587

SHORT TERM INVESTMENTS - 6.2%
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	38,713	38,713
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	178,045	177,671

Total Short Term Investments (cost $216,758)		216,384

Total Investments - 106.0% (cost $3,730,528)		3,726,139
Other Assets and Liabilities, Net - (6.0%)		(212,424)
Total Net Assets - 100%		$3,513,715

JNL/Mellon Capital Management
VIP Fund * (h)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.4%
Apollo Group Inc. - Class A (c)	47	$2,829
AutoZone Inc. (c)	21	3,388
Comcast Corp. - Class A	211	3,552
Daimler AG	62	3,304
DIRECTV - Class A (c)	108	3,586
McDonald’s Corp.	73	4,589
Renault SA (c)	89	4,608
Other Securities		15,045
		40,901
CONSUMER STAPLES - 6.5%
Anheuser-Busch InBev NV	99	5,192
Estee Lauder Cos. Inc.	62	2,995
Wal-Mart Stores Inc.	81	4,354
Other Securities		9,087
		21,628
ENERGY - 4.9%
Chevron Corp.	51	3,888
ENI SpA	99	2,527
Ensco International Plc	68	2,713
StatoilHydro ASA	142	3,555
Other Securities		3,468
		16,151
FINANCIALS - 17.5%
AXA SA	104	2,468
Banco Bilbao Vizcaya Argentaria SA	195	3,556
Banco Santander SA	246	4,081
BNP Paribas	54	4,353
Deutsche Bank AG	59	4,187
Moody’s Corp. (b)	95	2,533
Nordea Bank AB	331	3,378
Sampo Oyj	125	3,041
Other Securities		30,432
		58,029
HEALTH CARE - 17.1%
Amgen Inc. (c)	159	8,993
Bristol-Myers Squibb Co.	197	4,963
Express Scripts Inc. (c)	68	5,904
Forest Laboratories Inc. (c)	75	2,422
Johnson & Johnson	76	4,926
Medco Health Solutions Inc. (c)	68	4,325
Teva Pharmaceutical Industries Ltd. - ADR	191	10,755
Other Securities		14,331
		56,619
INDUSTRIALS - 11.2%
Deutsche Post AG	138	2,678
Robert Half International Inc. (b)	92	2,459
Rockwell Automation Inc. (b)	59	2,781
RR Donnelley & Sons Co.	136	3,021
Sandvik AB	370	4,471
Textron Inc. (b)	133	2,497
Other Securities		19,166
		37,073
INFORMATION TECHNOLOGY - 15.0%
Altera Corp.	145	3,282
Cisco Systems Inc. (c)	282	6,743
Intel Corp.	313	6,394
Microchip Technology Inc. (b)	98	2,855
Microsoft Corp.	236	7,202
Oracle Corp.	259	6,360
Other Securities		16,828
		49,664
MATERIALS - 4.3%
BASF SE	59	3,701
Eastman Chemical Co.	58	3,476
MeadWestvaco Corp. (b)	164	4,683
Other Securities		2,442
		14,302
TELECOMMUNICATION SERVICES - 2.1%
Portugal Telecom SGPS SA	274	3,348
TeliaSonera AB	466	3,382
Other Securities		332
		7,062
UTILITIES - 8.8%
Fortum Oyj	108	2,950
NiSource Inc.	168	2,583
Oneok Inc.	63	2,819
TECO Energy Inc.	150	2,436
Other Securities		18,244
		29,032

Total Common Stocks (cost $294,030)		330,461

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		40

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $934)		40

SHORT TERM INVESTMENTS - 8.7%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.07% (a) (f)	987	987

Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	15,576	15,576
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	12,220	12,195
		27,771

Total Short Term Investments (cost $28,783)		28,758

Total Investments - 108.5% (cost $323,747)		359,259
Other Assets and Liabilities, Net - (8.5%)		(28,056)
Total Net Assets - 100%		$331,203

JNL/Mellon Capital Management
JNL Optimized 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 19.3%
Apollo Group Inc. - Class A (c)	40	$2,421
AutoZone Inc. (b) (c)	15	2,328
Comcast Corp. - Class A	392	6,614
Daimler AG (b)	111	5,920
DeVry Inc.	18	1,018
DIRECTV - Class A (c)	200	6,664
Dollar Tree Inc. (c)	23	1,116
Family Dollar Stores Inc.	37	1,019
GKN Plc (c)	2,303	4,352
H&R Block Inc.	84	1,910
International Game Technology	137	2,571
ITV Plc (c)	5,611	4,743
Ladbrokes Plc	1,190	2,643
Leggett & Platt Inc. (b)	108	2,202
Limited Brands Inc. (b)	163	3,130
Macy's Inc.	161	2,690
Mattel Inc.	102	2,038
McDonald's Corp.	138	8,590
NetFlix Inc. (b) (c)	29	1,576
Nordstrom Inc.	124	4,649
Panera Bread Co. - Class A (b) (c)	17	1,133
Renault SA (c)	159	8,240
Ross Stores Inc. (b)	28	1,192
Shaw Communications Inc.	102	2,107
Staples Inc.	137	3,369
Starwood Hotels & Resorts Worldwide Inc. (b)	91	3,338
Tractor Supply Co. (b) (c)	24	1,281
		88,854
CONSUMER STAPLES - 5.5%
Anheuser-Busch InBev NV	178	9,309
Church & Dwight Co. Inc.	18	1,060
Lorillard Inc.	29	2,355
Philip Morris International Inc.	38	1,815
SUPERVALU Inc.	110	1,398
TreeHouse Foods Inc. (b) (c)	32	1,256
Wal-Mart Stores Inc.	153	8,182
		25,375
ENERGY - 3.2%
ENI SpA	177	4,513
Spectra Energy Corp.	103	2,120
StatoilHydro ASA	254	6,356
Teekay Corp. (b)	83	1,920
		14,909
FINANCIALS - 14.2%
AXA SA	187	4,428
Banco Bilbao Vizcaya Argentaria SA	346	6,318
Banco Santander SA	441	7,311
Bank of America Corp.	229	3,443
BNP Paribas	97	7,796
BOC Hong Kong Holdings Ltd.	2,812	6,317
Deutsche Bank AG	106	7,546
New World Development Ltd.	3,143	6,403
Nordea Bank AB (b)	596	6,087
Sampo Oyj	224	5,475
San Juan Basin Royalty Trust	51	883
Skandinaviska Enskilda Banken AB (c)	529	3,283
		65,290
HEALTH CARE - 18.8%
Amgen Inc. (c)	297	16,784
Biogen Idec Inc. (b) (c)	56	3,015
Bristol-Myers Squibb Co.	438	11,066
Chemed Corp.	22	1,064
DaVita Inc. (c)	26	1,513
Eli Lilly & Co. (b)	41	1,453
Endo Pharmaceuticals Holdings Inc. (c)	33	679
Express Scripts Inc. (c)	63	5,439
Haemonetics Corp. (c)	15	800
Johnson & Johnson	143	9,212
Medco Health Solutions Inc. (c)	126	8,067
OSI Pharmaceuticals Inc. (c)	22	695
Perrigo Co. (b)	25	1,014
Pfizer Inc.	182	3,307
Pharmaceutical Product Development Inc. (b)	29	691
ResMed Inc. (b) (c)	24	1,230
Teva Pharmaceutical Industries Ltd. - ADR	357	20,071
		86,100
INDUSTRIALS - 8.8%
Avery Dennison Corp.	49	1,800
Cathay Pacific Airways Ltd.	2,818	5,233
Cintas Corp.	38	989
Citic Pacific Ltd.	2,943	7,860
COSCO Pacific Ltd.	3,131	3,973
Deutsche Post AG	248	4,802
General Electric Co.	196	2,972
JB Hunt Transport Services Inc.	33	1,078
Pitney Bowes Inc.	63	1,434
Sandvik AB	661	7,995
Textron Inc. (b)	117	2,209
		40,345
INFORMATION TECHNOLOGY - 17.7%
Altera Corp. (b)	56	1,259
Automatic Data Processing Inc.	97	4,152
Broadcom Corp. - Class A (c)	84	2,647
Check Point Software Technologies Ltd. (c)	45	1,522
Cisco Systems Inc. (c)	524	12,550
Fiserv Inc. (c)	30	1,477
Intel Corp.	583	11,890
Intuit Inc. (c)	61	1,862
Juniper Networks Inc. (c)	100	2,680
Linear Technology Corp. (b)	43	1,305
Logica Plc	3,233	5,936
Mantech International Corp. - Class A (c)	16	753
Microsoft Corp.	441	13,440
Motorola Inc. (c)	368	2,859
Oracle Corp.	482	11,831
SAIC Inc. (c)	49	937
Symantec Corp. (c)	158	2,827
Xilinx Inc. (b)	54	1,343
		81,270
MATERIALS - 6.0%
Alcoa Inc.	286	4,607
BASF SE	106	6,624
Eastman Chemical Co.	51	3,082
EI Du Pont de Nemours & Co.	127	4,272
Olin Corp. (b)	89	1,551
PPG Industries Inc.	38	2,243
Rock-Tenn Co. - Class A	26	1,289
RPM International Inc.	122	2,484
Sigma-Aldrich Corp. (b)	24	1,219
		27,371
TELECOMMUNICATION SERVICES - 4.3%
BCE Inc.	80	2,198
BT Group Plc	1,655	3,607
Portugal Telecom SGPS SA	488	5,963
TeliaSonera AB	833	6,053
TELUS Corp.	59	1,828
		19,649
UTILITIES - 2.0%
Enel SpA	654	3,800
Fortum Oyj (b)	195	5,301
		9,101

Total Common Stocks (cost $401,082)		458,264

RIGHTS - 0.0%
Fortis - Rights (c) (e)	270	-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$591	25

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $591)		25

SHORT TERM INVESTMENTS - 5.4%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.07% (a) (f)	1,190	1,190

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	15,932	15,932
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	7,520	7,504
		23,436

Total Short Term Investments (cost $24,642)		24,626

Total Investments - 105.2% (cost $426,315)		482,915
Other Assets and Liabilities, Net - (5.2%)		(23,717)
Total Net Assets - 100%		$459,198

JNL/Mellon Capital Management
S&P® SMid 60 Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 27.4%
Barnes & Noble Inc. (b)	188	$3,586
Boyd Gaming Corp. (c)	596	4,987
Cabela's Inc. - Class A (b) (c)	242	3,451
Christopher & Banks Corp.	249	1,901
Collective Brands Inc. (b) (c)	240	5,474
Foot Locker Inc.	384	4,280
Genesco Inc. (c)	83	2,282
HSN Inc. (b) (c)	194	3,916
Jo-Ann Stores Inc. (b) (c)	91	3,281
Landry's Restaurants Inc. (b) (c)	122	2,594
Meritage Homes Corp. (c)	116	2,233
OfficeMax Inc. (c)	184	2,332
Pinnacle Entertainment Inc. (c)	183	1,645
Regis Corp.	193	3,006
Scholastic Corp. (b)	207	6,186
Ticketmaster Entertainment Inc. (c)	219	2,673
		53,827
CONSUMER STAPLES - 1.4%
Great Atlantic & Pacific Tea Co. (b) (c)	225	2,657

ENERGY - 20.3%
Basic Energy Services Inc. (b) (c)	108	961
Bill Barrett Corp. (c)	133	4,153
Cimarex Energy Co.	105	5,575
Exterran Holdings Inc. (b) (c)	133	2,844
Newfield Exploration Co. (c)	143	6,876
Overseas Shipholding Group Inc. (b)	67	2,949
Patterson-UTI Energy Inc. (b)	245	3,762
Plains Exploration & Production Co. (c)	121	3,339
Southern Union Co.	216	4,904
Unit Corp. (c)	105	4,460
		39,823
FINANCIALS - 9.6%
AmeriCredit Corp. (b) (c)	369	7,019
Central Pacific Financial Corp. (b) (c)	137	179
Delphi Financial Group Inc.	76	1,697
Hospitality Properties Trust	190	4,495
South Financial Group Inc.	264	170
Sterling Financial Corp. / WA (b) (c)	124	77
Synovus Financial Corp.	342	700
UCBH Holdings Inc.	144	5
Webster Financial Corp. (b)	272	4,512
		18,854
HEALTH CARE - 5.5%
Community Health Systems Inc. (c)	193	6,875
LifePoint Hospitals Inc. (b) (c)	123	4,014
		10,889
INDUSTRIALS - 12.4%
Ceradyne Inc. (b) (c)	69	1,316
Consolidated Graphics Inc. (c)	62	2,161
Gibraltar Industries Inc. (c)	117	1,844
Oshkosh Corp.	317	11,723
SkyWest Inc.	75	1,274
Trinity Industries Inc. (b)	179	3,124
United Rentals Inc. (c)	308	3,019
		24,461
INFORMATION TECHNOLOGY - 16.8%
ADC Telecommunications Inc. (b) (c)	513	3,186
Brightpoint Inc. (c)	325	2,388
Fairchild Semiconductor International Inc. (c)	576	5,755
Novatel Wireless Inc. (b) (c)	305	2,428
United Online Inc.	231	1,657
Vishay Intertechnology Inc. (c)	824	6,876
Western Digital Corp. (c)	241	10,632
		32,922
MATERIALS - 3.7%
Commercial Metals Co.	238	3,719
Headwaters Inc. (c)	209	1,363
Olympic Steel Inc. (b)	69	2,245
		7,327
UTILITIES - 1.7%
PNM Resources Inc.	280	3,543

Total Common Stocks (cost $156,779)		194,303

INVESTMENT FUNDS - 0.7%
iShares S&P 400 Index Fund	12	856
iShares S&P SmallCap 600 Index Fund	8	429

Total Investment Funds (cost $1,311)		1,285

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	285	12

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $285)		12

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.07% (a) (f)	1,286	1,286

Securities Lending Collateral - 12.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	20,133	20,133
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	4,073	4,064
		24,197

Total Short Term Investments (cost $25,492)		25,483

Total Investments - 112.5% (cost $183,867)		221,083
Other Assets and Liabilities, Net - (12.5%)		(24,586)
Total Net Assets - 100%		$196,497

JNL/Mellon Capital Management
NYSE® International 25 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 9.5%
Daimler AG (b)	79	$4,209
Sony Corp. - ADR	134	3,889
		8,098
ENERGY - 4.1%
Repsol YPF SA - ADR	130	3,474

FINANCIALS - 57.8%
Allianz SE - ADR	257	3,202
AXA SA - ADR	129	3,059
Banco Bilbao Vizcaya Argentaria SA - ADR	225	4,068
Banco Santander SA - ADR	296	4,870
Barclays Plc - ADR (b)	240	4,220
Credit Suisse Group AG - ADR	90	4,404
Deutsche Bank AG (b)	66	4,678
HSBC Holdings Plc - ADR (b)	57	3,276
ING Groep NV - ADR (c)	272	2,672
Lloyds Banking Group Plc - ADR (b)	399	1,305
National Bank of Greece SA - ADR (b)	742	3,865
Royal Bank of Scotland Group Plc - ADR (b) (c)	195	1,833
Toronto-Dominion Bank	76	4,746
UBS AG (c)	194	3,008
		49,206
INFORMATION TECHNOLOGY - 2.8%
Hitachi Ltd. - ADR (c)	74	2,283

MATERIALS - 12.6%
ArcelorMittal - NYS (b)	122	5,562
POSCO Inc. - ADR (b)	40	5,211
		10,773
TELECOMMUNICATION SERVICES - 5.6%
Nippon Telegraph & Telephone Corp. - ADR	99	1,958
Telecom Italia SpA - ADR	184	2,836
		4,794
UTILITIES - 7.6%
Korea Electric Power Corp. - ADR (c)	241	3,502
Veolia Environnement - ADR	92	3,013
		6,515

Total Common Stocks (cost $79,292)		85,143

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$398	17

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $398)		17

SHORT TERM INVESTMENTS - 19.2%
Securities Lending Collateral - 19.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	9,597	9,597
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	6,814	6,800
		16,397

Total Short Term Investments (cost $16,411)		16,397

Total Investments - 119.1% (cost $96,101)		101,557
Other Assets and Liabilities, Net - (19.1%)		(16,260)
Total Net Assets - 100%		$85,297

JNL/Mellon Capital Management
Communications Sector Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 4.7%
Virgin Media Inc. (b)	116	$1,945

FINANCIALS - 4.7%
Leucadia National Corp. (c)	80	1,913

TELECOMMUNICATION SERVICES - 90.6%
AT&T Inc.	360	10,104
CenturyTel Inc.	56	2,023
Cincinnati Bell Inc. (c)	164	565
Frontier Communications Corp. (b)	172	1,342
Leap Wireless International Inc. (c)	45	786
Level 3 Communications Inc. (b) (c)	907	1,387
MetroPCS Communications Inc. (c)	151	1,148
NII Holdings Inc. - Class B (c)	60	2,019
Qwest Communications International Inc.	445	1,875
Sprint Nextel Corp. (b) (c)	527	1,927
Telephone & Data Systems Inc.	31	1,066
Telephone & Data Systems Inc. - Special Shares	28	845
tw telecom inc. (b) (c)	84	1,442
US Cellular Corp. (c)	12	516
Verizon Communications Inc.	246	8,135
Windstream Corp.	175	1,925
		37,105

Total Common Stocks (cost $42,658)		40,963

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$124	5

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $124)		5

SHORT TERM INVESTMENTS - 16.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.07% (a) (f)	247	247

Securities Lending Collateral - 16.3%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	4,654	4,654
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	2,036	2,032
		6,686

Total Short Term Investments (cost $6,937)		6,933

Total Investments - 116.9% (cost $49,719)		47,901
Other Assets and Liabilities, Net - (16.9%)		(6,927)
Total Net Assets - 100%		$40,974

JNL/Mellon Capital Management
Consumer Brands Sector Fund * (h)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 70.5%
Amazon.com Inc. (c)	8	$1,084
Apollo Group Inc. - Class A (c)	3	201
Bed Bath & Beyond Inc. (c)	7	263
Best Buy Co. Inc.	9	348
Cablevision Systems Corp. - Class A	6	167
Carnival Corp. (c)	11	347
CBS Corp. - Class B	15	213
Comcast Corp. - Class A	54	907
Comcast Corp. - Special Class A	21	335
DIRECTV - Class A (c)	25	838
Discovery Communications Inc. - Class A (c)	4	108
Discovery Communications Inc. - Class C (c)	4	95
Gap Inc.	13	276
H&R Block Inc.	9	200
Home Depot Inc.	44	1,283
International Game Technology	8	146
J.C. Penney Co. Inc.	5	144
Kohl’s Corp. (c)	8	405
Las Vegas Sands Corp. (b) (c)	11	169
Liberty Media - Starz (c)	1	61
Liberty Media Corp. - Capital (c)	2	53
Liberty Media Corp. - Interactive (c)	15	160
Lowe’s Cos. Inc.	38	894
Macy’s Inc.	11	184
Marriott International Inc. - Class A (b)	8	221
McDonald’s Corp.	28	1,760
McGraw-Hill Cos. Inc.	8	274
News Corp. - Class A	47	649
News Corp. - Class B	11	181
Nordstrom Inc.	4	165
Omnicom Group Inc.	8	316
Priceline.com Inc. (c)	1	251
Staples Inc.	19	463
Starbucks Corp. (c)	19	440
Starwood Hotels & Resorts Worldwide Inc. (b)	4	165
Target Corp.	18	864
Time Warner Cable Inc. (b)	9	381
Time Warner Inc.	31	889
TJX Cos. Inc.	11	404
Viacom Inc. - Class B (c)	14	427
Walt Disney Co. (b)	46	1,491
Yum! Brands Inc. (b)	12	423
Other Securities		6,028
		24,673
CONSUMER STAPLES - 20.5%
Costco Wholesale Corp.	11	667
CVS Caremark Corp.	37	1,187
Kroger Co.	16	325
Safeway Inc.	11	231
Sysco Corp.	15	430
Walgreen Co.	26	951
Wal-Mart Stores Inc.	57	3,053
Other Securities		319
		7,163
HEALTH CARE - 3.1%
AmerisourceBergen Corp.	8	202
Cardinal Health Inc.	9	303
McKesson Corp.	7	439
Other Securities		157
		1,101
INDUSTRIALS - 3.1%
Delta Air Lines Inc. (c)	20	228
Southwest Airlines Co.	19	219
Other Securities		649
		1,096
INFORMATION TECHNOLOGY - 2.6%
eBay Inc. (c)	29	675
Other Securities		238
		913

Total Common Stocks (cost $31,496)		34,946

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		1

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 8.7%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.07% (a) (f)	176	176

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	2,228	2,228
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	626	625
		2,853

Total Short Term Investments (cost $3,030)		3,029

Total Investments - 108.5% (cost $34,556)		37,976
Other Assets and Liabilities, Net - (8.5%)		(2,971)
Total Net Assets - 100%		$35,005

JNL/Mellon Capital Management
Financial Sector Fund * (h)
COMMON STOCKS - 100.6%
FINANCIALS - 95.4%
ACE Ltd. (c)	31	$1,573
AFLAC Inc.	44	2,024
Allstate Corp.	49	1,486
American Express Co.	97	3,945
Ameriprise Financial Inc.	24	912
Annaly Capital Management Inc.	51	885
AON Corp.	22	862
Bank of America Corp.	578	8,704
Bank of New York Mellon Corp. (a)	112	3,137
BB&T Corp. (b)	64	1,619
BlackRock Inc. (b)	4	918
Boston Properties Inc.	13	854
Capital One Financial Corp. (b)	41	1,556
Charles Schwab Corp.	88	1,661
Chubb Corp.	32	1,570
Citigroup Inc.	1,567	5,186
CME Group Inc.	6	2,107
Discover Financial Services	50	735
Equity Residential (b)	26	863
Fifth Third Bancorp	73	711
Franklin Resources Inc.	14	1,488
Goldman Sachs Group Inc.	40	6,796
Hartford Financial Services Group Inc.	36	826
HCP Inc.	27	839
Host Hotels & Resorts Inc. (b) (c)	57	660
IntercontinentalExchange Inc. (c)	7	760
Invesco Ltd.	39	917
JPMorgan Chase & Co.	172	7,185
Lincoln National Corp.	28	706
Loews Corp.	32	1,155
Marsh & McLennan Cos. Inc.	47	1,033
MetLife Inc.	54	1,918
Morgan Stanley	116	3,441
Northern Trust Corp.	23	1,195
PNC Financial Services Group Inc.	43	2,287
Principal Financial Group Inc.	28	682
Progressive Corp. (c)	58	1,051
Prudential Financial Inc.	42	2,092
Public Storage	12	980
Simon Property Group Inc. (b)	26	2,103
State Street Corp.	46	2,017
SunTrust Banks Inc.	47	948
T. Rowe Price Group Inc. (b)	24	1,279
Travelers Cos. Inc.	50	2,495
U.S. Bancorp	178	4,003
Ventas Inc. (b)	14	630
Vornado Realty Trust	17	1,179
Wells Fargo & Co.	279	7,534
Other Securities		41,095
		140,602
INDUSTRIALS - 0.3%
Other Securities		353

INFORMATION TECHNOLOGY - 4.9%
MasterCard Inc. (b)	9	2,312
Visa Inc. - Class A	42	3,689
Western Union Co.	66	1,248
		7,249

Total Common Stocks (cost $141,129)		148,204

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		11

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $261)		11

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.07% (a) (f)	132	132

Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	11,986	11,986
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	4,700	4,690
		16,676

Total Short Term Investments (cost $16,818)		16,808

Total Investments - 112.0% (cost $158,208)		165,023
Other Assets and Liabilities, Net - (12.0%)		(17,663)
Total Net Assets - 100%		$147,360

JNL/Mellon Capital Management
Healthcare Sector Fund * (h)
COMMON STOCKS - 99.3%
CONSUMER STAPLES - 0.0%
Other Securities		$22

HEALTH CARE - 99.3%
Abbott Laboratories	174	9,398
Aetna Inc.	49	1,561
Alcon Inc.	9	1,415
Alexion Pharmaceuticals Inc. (c)	10	488
Allergan Inc.	35	2,184
Amgen Inc. (c)	115	6,482
Baxter International Inc.	69	4,021
Beckman Coulter Inc.	8	505
Becton Dickinson & Co.	26	2,014
Biogen Idec Inc. (c)	33	1,741
Boston Scientific Corp. (c)	170	1,531
Bristol-Myers Squibb Co.	192	4,856
CareFusion Corp. (c)	20	511
Celgene Corp. (c)	52	2,905
Cephalon Inc. (c)	8	529
CIGNA Corp.	31	1,083
Covidien Plc	57	2,734
CR Bard Inc.	11	858
DaVita Inc. (c)	12	678
DENTSPLY International Inc.	17	600
Edwards Lifesciences Corp. (c)	6	554
Eli Lilly & Co.	111	3,971
Express Scripts Inc. (c)	29	2,479
Forest Laboratories Inc. (c)	34	1,094
Genzyme Corp. (c)	30	1,478
Gilead Sciences Inc. (c)	103	4,463
Henry Schein Inc. (c)	10	527
Hospira Inc. (c)	18	918
Human Genome Sciences Inc. (c)	21	632
Humana Inc. (c)	19	845
Intuitive Surgical Inc. (c)	4	1,296
Johnson & Johnson	313	20,145
Laboratory Corp. of America Holdings (c)	12	894
Life Technologies Corp. (c)	20	1,053
Medco Health Solutions Inc. (c)	54	3,430
Medtronic Inc.	126	5,525
Merck & Co. Inc.	345	12,599
Mylan Inc. (b) (c)	35	638
Pfizer Inc.	911	16,571
Quest Diagnostics Inc.	17	1,055
St. Jude Medical Inc. (c)	38	1,398
Stryker Corp.	34	1,728
Thermo Fisher Scientific Inc. (c)	46	2,194
UnitedHealth Group Inc.	132	4,013
Varian Medical Systems Inc. (b) (c)	14	660
Vertex Pharmaceuticals Inc. (b) (c)	22	932
Waters Corp. (c)	11	677
Watson Pharmaceuticals Inc. (c)	12	465
WellPoint Inc. (c)	52	3,028
Zimmer Holdings Inc. (c)	24	1,433
Other Securities		16,529
		159,318

Total Common Stocks (cost $163,625)		159,340

RIGHTS - 0.0%
Other Securities		1

Total Rights (cost $2)		1

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		3

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $78)		3

SHORT TERM INVESTMENTS - 3.2%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.07% (a) (f)	1,056	1,056

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	3,087	3,087
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	1,018	1,016
		4,103

Total Short Term Investments (cost $5,161)		5,159

Total Investments - 102.5% (cost $168,866)		164,503
Other Assets and Liabilities, Net - (2.5%)		(4,044)
Total Net Assets - 100%		$160,459

JNL/Mellon Capital Management
Oil & Gas Sector Fund
COMMON STOCKS - 100.2%
ENERGY - 98.8%
Anadarko Petroleum Corp.	195	$12,141
Apache Corp.	131	13,534
Arena Resources Inc. (b) (c)	14	624
Atlas Energy Inc.	31	929
Atwood Oceanics Inc. (c)	24	843
Baker Hughes Inc.	123	4,977
Berry Petroleum Co. - Class A (b)	14	409
Bill Barrett Corp. (c)	14	420
BJ Services Co.	113	2,100
Bristow Group Inc. (b) (c)	14	527
Cabot Oil & Gas Corp. - Class A	38	1,675
Cameron International Corp. (c)	97	4,065
Carrizo Oil & Gas Inc. (b) (c)	9	243
Chesapeake Energy Corp. (b)	248	6,423
Chevron Corp.	767	59,023
Cimarex Energy Co. (b)	31	1,665
CNX Gas Corp. (c)	12	360
Complete Production Services Inc. (c)	21	276
Comstock Resources Inc. (b) (c)	18	733
Concho Resources Inc. (c)	28	1,240
ConocoPhillips	491	25,065
Continental Resources Inc. (b) (c)	12	530
Core Laboratories NV (b)	9	1,098
Denbury Resources Inc. (b) (c)	96	1,418
Devon Energy Corp.	165	12,128
Diamond Offshore Drilling Inc. (b)	26	2,598
Dresser-Rand Group Inc. (c)	32	1,026
Dril-Quip Inc. (c)	11	626
El Paso Corp.	284	2,792
Encore Acquisition Co. (c)	22	1,065
EOG Resources Inc.	99	9,644
EXCO Resources Inc.	69	1,457
Exterran Holdings Inc. (b) (c)	26	552
Exxon Mobil Corp.	1,742	118,775
FMC Technologies Inc. (b) (c)	47	2,744
Forest Oil Corp. (c)	42	929
Frontier Oil Corp.	41	498
Global Industries Ltd. (c)	36	259
Goodrich Petroleum Corp. (b) (c)	12	298
Halliburton Co.	352	10,584
Helix Energy Solutions Group Inc. (c)	32	373
Helmerich & Payne Inc. (b)	36	1,433
Hercules Offshore Inc. (b) (c)	50	238
Hess Corp.	116	7,045
Holly Corp. (b)	18	457
Key Energy Services Inc. (c)	42	370
Marathon Oil Corp.	281	8,764
Mariner Energy Inc. (c)	41	482
Murphy Oil Corp.	76	4,105
Nabors Industries Ltd. (b) (c)	109	2,393
National Oilwell Varco Inc.	165	7,256
Newfield Exploration Co. (c)	51	2,439
Noble Corp.	102	4,171
Noble Energy Inc.	68	4,847
Occidental Petroleum Corp.	294	23,918
Oceaneering International Inc. (c)	21	1,225
Oil States International Inc. (c)	19	740
Parker Drilling Co. (c)	57	282
Patterson-UTI Energy Inc. (b)	63	962
Penn Virginia Corp.	19	397
PetroHawk Energy Corp. (c)	121	2,907
Pioneer Natural Resources Co.	45	2,191
Plains Exploration & Production Co. (c)	53	1,454
Pride International Inc. (b) (c)	59	1,898
Quicksilver Resources Inc. (c)	45	681
Range Resources Corp.	63	3,142
Rowan Cos. Inc. (c)	42	959
SandRidge Energy Inc. (b) (c)	68	644
Schlumberger Ltd.	456	29,686
SEACOR Holdings Inc. (c)	8	607
Smith International Inc.	84	2,282
Southern Union Co.	41	920
Southwestern Energy Co. (c)	136	6,567
St. Mary Land & Exploration Co. (b)	24	816
Sunoco Inc.	44	1,154
Superior Energy Services Inc. (c)	30	717
Swift Energy Co. (c)	15	361
Tesoro Corp.	57	769
Tetra Technologies Inc. (c)	25	282
Tidewater Inc.	21	985
Transocean Ltd. (c)	126	10,402
Ultra Petroleum Corp. (c)	59	2,946
Unit Corp. (c)	20	858
Valero Energy Corp.	225	3,765
Weatherford International Ltd. (c)	278	4,985
Whiting Petroleum Corp. (c)	20	1,450
Williams Cos. Inc.	230	4,846
XTO Energy Inc.	227	10,562
		477,026
INDUSTRIALS - 0.8%
Chart Industries Inc. (c)	14	231
Energy Conversion Devices Inc. (b) (c)	23	238
First Solar Inc. (b) (c)	18	2,452
SunPower Corp. - Class A (b) (c)	20	476
SunPower Corp. - Class B (c)	16	327
		3,724
UTILITIES - 0.6%
Energen Corp.	27	1,274
OGE Energy Corp. (b)	37	1,383
		2,657

Total Common Stocks (cost $510,627)		483,407

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$235	10

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $235)		10

SHORT TERM INVESTMENTS - 2.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.07% (a) (f)	2,449	2,449

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	7,360	7,360
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	3,603	3,595
		10,955

Total Short Term Investments (cost $13,412)		13,404

Total Investments - 102.9% (cost $524,274)		496,821
Other Assets and Liabilities, Net - (2.9%)		(14,158)
Total Net Assets - 100%		482,663

JNL/Mellon Capital Management
Technology Sector Fund * (h)
COMMON STOCKS - 100.2%
HEALTH CARE - 0.4%
Other Securities		$1,004

INDUSTRIALS - 0.2%
Other Securities		602

INFORMATION TECHNOLOGY - 97.9%
Adobe Systems Inc. (c)	66	2,445
Advanced Micro Devices Inc. (c)	78	758
Altera Corp.	38	867
Analog Devices Inc.	36	1,152
Apple Inc. (c)	108	22,840
Applied Materials Inc.	171	2,387
Autodesk Inc. (c)	29	730
BMC Software Inc. (c)	23	938
Broadcom Corp. - Class A (c)	56	1,766
CA Inc.	53	1,181
Check Point Software Technologies Ltd. (c)	21	727
Cisco Systems Inc. (c)	703	16,831
Citrix Systems Inc. (c)	23	958
Cognizant Technology Solutions Corp. (c)	37	1,662
Computer Sciences Corp. (c)	19	1,095
Corning Inc.	199	3,844
Dell Inc. (c)	221	3,174
EMC Corp. (c)	256	4,473
Google Inc. - Class A (c)	29	18,217
Harris Corp.	16	782
Hewlett-Packard Co.	232	11,926
Intel Corp.	678	13,834
International Business Machines Corp.	161	21,078
Intuit Inc. (c)	37	1,137
Juniper Networks Inc. (c)	68	1,813
KLA-Tencor Corp.	22	799
Linear Technology Corp. (b)	27	815
Marvell Technology Group Ltd. (c)	63	1,300
Maxim Integrated Products Inc.	38	770
McAfee Inc. (c)	20	806
Micron Technology Inc. (b) (c)	109	1,151
Microsoft Corp.	964	29,386
Motorola Inc. (c)	274	2,129
NetApp Inc. (c)	44	1,504
Nvidia Corp. (c)	70	1,307
Oracle Corp.	487	11,962
QUALCOMM Inc.	208	9,635
Red Hat Inc. (c)	24	738
Salesforce.com Inc. (b) (c)	13	981
SanDisk Corp. (c)	29	838
Seagate Technology Inc.	63	1,140
Sun Microsystems Inc. (c)	97	911
Symantec Corp. (c)	105	1,878
Texas Instruments Inc.	162	4,222
Western Digital Corp. (c)	29	1,260
Xerox Corp.	113	952
Xilinx Inc.	36	895
Yahoo! Inc. (c)	166	2,777
Other Securities		26,476
		241,247
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (c)	51	2,186
Crown Castle International Corp. (c)	31	1,212
Other Securities		657
		4,055

Total Common Stocks (cost $204,018)		246,908

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Other Securities		2

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $54)		2

SHORT TERM INVESTMENTS - 3.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.07% (a) (f)	2,475	2,475

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	4,259	4,259
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	783	781
		5,040

Total Short Term Investments (cost $7,517)		7,515

Total Investments - 103.2% (cost $211,589)		254,425
Other Assets and Liabilities, Net - (3.2%)		(7,930)
Total Net Assets - 100%		$246,495

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (dollar amounts in thousands)
December 31, 2009

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs.
See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2009.
(g)	Illiquid security. At December 31, 2009, the only illiquid security held by some Funds was Sigma Finance, Inc. For all the Funds which held Sigma Finance, Inc., the value of Sigma Finance,
Inc. as a percentage of net assets was less than 0.03%.
(h)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2009. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the
Shareholder Service Center at 1-800-873-5654.

Abbreviations:
ADR - American Depositary Receipt
ABS - Asset Backed Security
NYS - New York Registered Shares

Investments in Affiliates - During the year ended December 31, 2009, certain Funds invested in a money market fund which is managed by Jackson National Asset Management LLC ("Adviser").  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details JNL/Mellon Capital Management Financial Sector Fund's long-term investments in affiliates held at December 31, 2009.

	Beginning		Sales	Dividend	Realized	Ending
Affiliate	Value	Purchases	Proceeds	Income	Loss	Value
Bank of New York Mellon Corp.	$ 2,004	$ 1,889	$ 680	$ 49	$ (497)	$ 3,137

The following table details cash management and securities lending collateral investments in affiliates held at December 31, 2009.  Dividend income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and not reflected in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the year ended December 31, 2009.

					Securities Lending			Securities Lending Cash
	JNL Money Market Fund				Liquidating Fund LLC			Collateral Fund LLC
	Beginning	Ending	Ending	Dividend	Beginning	Ending	Ending	Ending	Ending
Fund	Value	Amortized Cost	Value	Income	Value *	Amortized Cost	Value	Amortized Cost	Value
JNL/Mellon Capital Management DowSM 10 Fund	$ 1,284	$ -	$ -	$ 2	$ 24,093	$ 1,645	$ 1,642	$ 4,907	$ 4,907
JNL/Mellon Capital Management S&P® 10 Fund	1,420	-	-	2	10,112	156	156	1,676	1,676
JNL/Mellon Capital Management Global 15 Fund	581	376	376	1	53,612	2,272	2,267	18,811	18,811
JNL/Mellon Capital Management Nasdaq® 25 Fund	160	904	904	2	6,346	2,507	2,502	6,184	6,184
JNL/Mellon Capital Management Value Line® 30 Fund	1,655	2,568	2,568	5	28,942	9,948	9,927	44,931	44,931
JNL/Mellon Capital Management DowSM Dividend Fund	992	122	122	2	33,209	11,436	11,412	32,851	32,851
JNL/Mellon Capital Management S&P® 24 Fund	94	2,042	2,042	2	-	-	-	11,234	11,234
JNL/Mellon Capital Management 25 Fund	-	239	239	1	58,990	3,055	3,049	44,695	44,695
JNL/Mellon Capital Management Select Small-Cap Fund	1,264	2,167	2,167	2	78,532	23,577	23,527	54,778	54,778
JNL/Mellon Capital Management JNL 5 Fund	6,330	-	-	15	409,353	178,045	177,671	38,713	38,713
JNL/Mellon Capital Management VIP Fund	744	987	987	2	22,583	12,220	12,195	15,576	15,576
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,019	1,190	1,190	3	16,373	7,520	7,504	15,932	15,932
JNL/Mellon Capital Management S&P® SMid 60 Fund	184	1,286	1,286	4	10,541	4,073	4,064	20,133	20,133
JNL/Mellon Capital Management NYSE® International 25 Fund	106	-	-	1	10,790	6,814	6,800	9,597	9,597
JNL/Mellon Capital Management Communications Sector Fund	83	247	247	-	5,091	2,036	2,032	4,654	4,654
JNL/Mellon Capital Management Consumer Brands Sector Fund	53	176	176	1	1,574	626	625	2,228	2,228
JNL/Mellon Capital Management Financial Sector Fund	699	132	132	3	12,007	4,700	4,690	11,986	11,986
JNL/Mellon Capital Management Healthcare Sector Fund	491	1,056	1,056	2	2,709	1,018	1,016	3,087	3,087
JNL/Mellon Capital Management Oil & Gas Sector Fund	23,383	2,449	2,449	11	9,120	3,603	3,595	7,360	7,360
JNL/Mellon Capital Management Technology Sector Fund	116	2,475	2,475	5	2,059	783	781	4,259	4,259

* At the beginning of the year, the investment in the Securities Lending Liquidating Fund LLC was held in the Mellon GSL DBT II Collateral Fund.   In addition, Mellon GSL Reinvestment Trust was
  an affiliated investment for Funds sub-  advised by Mellon Capital Management Corporation and valued at $0.00 at December 31, 2008.  It was not an affiliated investment at December 31, 2009.
  See note 3 to the Financial Statements for further discussion of securities lending collateral transactions during the year.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (continued)
December 31, 2009

Summary of Investments by Sector (percentage of total investments):
			Consumer	Consumer			Health		Information
			Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management DowSM 10 Fund			8.6%	8.5%	- %	- %	18.7%	36.4%	- %
JNL/Mellon Capital Management S&P® 10 Fund			33.7	8.0	-	-	12.2	-	-
JNL/Mellon Capital Management Global 15 Fund			14.2	13.2	6.3	21.9	5.7	10.1	-
JNL/Mellon Capital Management Nasdaq® 25 Fund			14.3	-	-	-	15.7	2.6	57.8
JNL/Mellon Capital Management Value Line® 30 Fund			28.4	9.6	-	-	49.2	-	2.4
JNL/Mellon Capital Management DowSM Dividend Fund			-	-	3.1	20.7	3.0	19.3	-
JNL/Mellon Capital Management S&P® 24 Fund			9.7	11.8	10.9	11.3	11.8	12.2	12.2
JNL/Mellon Capital Management 25 Fund			34.5	11.2	-	-	4.6	15.2	4.7
JNL/Mellon Capital Management Select Small-Cap Fund			14.6	5.3	4.1	11.6	12.1	10.5	16.2
JNL/Mellon Capital Management JNL 5 Fund			18.8	9.8	2.2	13.7	9.7	17.2	4.3
JNL/Mellon Capital Management VIP Fund			11.4	6.0	4.5	16.1	15.8	10.3	13.8
JNL/Mellon Capital Management JNL Optimized 5 Fund			18.4	5.3	3.1	13.5	17.8	8.4	16.8
JNL/Mellon Capital Management S&P® SMid 60 Fund			24.4	1.2	18.0	8.5	4.9	11.1	14.9
JNL/Mellon Capital Management NYSE® International 25 Fund			8.0	-	3.4	48.5	-	-	2.2
JNL/Mellon Capital Management Communications Sector Fund			4.1	-	-	4.0	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund			65.0	18.9	-	-	2.9	2.9	2.4
JNL/Mellon Capital Management Financial Sector Fund			-	-	-	85.2	-	0.2	4.4
JNL/Mellon Capital Management Healthcare Sector Fund			-	-	-	-	96.9	-	-
JNL/Mellon Capital Management Oil & Gas Sector Fund			-	-	96.0	-	-	0.8	-
JNL/Mellon Capital Management Technology Sector Fund			-	-	-	-	0.4	0.2	94.8

Summary of Investments by Sector (percentage of total investments) (continued):
			Investment		Telecommunication		Short-Term	Total
			Funds	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management DowSM 10 Fund			- %	10.5%	15.4%	- %	1.9%	100.0%
JNL/Mellon Capital Management S&P® 10 Fund			-	-	-	45.5	0.6	100.0
JNL/Mellon Capital Management Global 15 Fund			-	6.4	18.6	-	3.6	100.0
JNL/Mellon Capital Management Nasdaq® 25 Fund			0.5	1.6	-	-	7.5	100.0
JNL/Mellon Capital Management Value Line® 30 Fund			0.3	1.7	-	-	8.4	100.0
JNL/Mellon Capital Management DowSM Dividend Fund			-	13.1	-	25.4	15.4	100.0
JNL/Mellon Capital Management S&P® 24 Fund			1.8	-	-	9.6	8.7	100.0
JNL/Mellon Capital Management 25 Fund			-	13.9	5.4	-	10.5	100.0
JNL/Mellon Capital Management Select Small-Cap Fund			-	1.6	0.5	4.2	19.3	100.0
JNL/Mellon Capital Management JNL 5 Fund			-	11.6	6.1	0.8	5.8	100.0
JNL/Mellon Capital Management VIP Fund			-	4.0	2.0	8.1	8.0	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund			-	5.7	4.1	1.9	5.0	100.0
JNL/Mellon Capital Management S&P® SMid 60 Fund			0.6	3.3	-	1.6	11.5	100.0
JNL/Mellon Capital Management NYSE® International 25 Fund			-	10.6	4.7	6.4	16.2	100.0
JNL/Mellon Capital Management Communications Sector Fund			-	-	77.5	-	14.4	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund			-	-	-	-	7.9	100.0
JNL/Mellon Capital Management Financial Sector Fund			-	-	-	-	10.2	100.0
JNL/Mellon Capital Management Healthcare Sector Fund			-	-	-	-	3.1	100.0
JNL/Mellon Capital Management Oil & Gas Sector Fund			-	-	-	0.5	2.7	100.0
JNL/Mellon Capital Management Technology Sector Fund			-	-	1.6	-	3.0	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*
	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management Value	Management	Management	Management	Management JNL	Management NYSE®
	Global 15 Fund	Line® 30 Fund	25 Fund	JNL 5 Fund	VIP Fund	Optimized 5 Fund	International 25 Fund
Belgium	- %	- %	- %	- %	1.6%	2.0%	- %
Canada	-	3.0	6.0	1.7	0.3	1.3	5.6
Cayman Islands	-	-	6.4	-	-	-	-
China	7.2	-	-	-	-	-	-
Finland	-	-	-	-	1.8	2.4	-
France	-	-	-	-	3.5	4.5	7.1
Germany	-	-	-	-	4.2	5.4	14.2
Greece	-	-	-	-	-	-	4.6
Hong Kong	31.1	-	-	10.7	-	6.5	-
Israel	-	9.8	-	-	3.5	4.7	-
Italy	-	-	-	-	1.4	1.8	3.3
Japan	-	-	-	-	-	-	9.6
Luxembourg	-	-	-	0.1	0.1	-	6.5
Netherlands	-	-	4.6	-	-	-	3.1
Norway	-	-	-	-	1.1	1.4	-
Portugal	-	-	-	-	1.0	1.3	-
Puerto Rico	-	-	-	0.1	-	-	-
South Korea	-	-	-	-	-	-	10.2
Spain	-	-	-	-	2.3	3.0	14.6
Sweden	-	-	-	-	4.0	5.1	-
Switzerland	-	-	5.2	-	-	-	8.7
United Kingdom	33.4	-	-	7.6	0.8	4.7	12.5
United States	28.3	87.2	77.8	79.8	74.4	55.9	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at December 31, 2009.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (continued)(dollar amounts in thousands)
December 31, 2009

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including Jackson National Asset Management, LLC's ("Adviser") own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.  The Funds held no Level 3 securities at December 31, 2008 or December 31, 2009.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities as of December 31, 2009 by valuation level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund
Common Stocks	$ 337,143	$ -	$ -	$ 337,143
Non-U.S. Government Agency ABS	-	26	-	26
Short-Term Securities	-	6,549	-	6,549
Fund Total	$ 337,143	$ 6,575	$ -	$ 343,718
JNL/Mellon Capital Management S&P® 10 Fund
Common Stocks	$ 319,225	$ -	$ -	$ 319,225
Non-U.S. Government Agency ABS	-	14	-	14
Short-Term Securities	-	1,832	-	1,832
Fund Total	$ 319,225	$ 1,846	$ -	$ 321,071
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$ 351,486	$ 218,036	$ -	$ 569,522
Non-U.S. Government Agency ABS	-	56	-	56
Short-Term Securities	376	21,078	-	21,454
Fund Total	$ 351,862	$ 239,170	$ -	$ 591,032
JNL/Mellon Capital Management Nasdaq® 25 Fund
Common Stocks	$ 117,390	$ -	$ -	$ 117,390
Investment Funds	601	-	-	601
Non-U.S. Government Agency ABS	-	5	-	5
Short-Term Securities	904	8,686	-	9,590
Fund Total	$ 118,895	$ 8,691	$ -	$ 127,586
JNL/Mellon Capital Management Value Line® 30 Fund
Common Stocks	$ 624,914	$ -	$ -	$ 624,914
Investment Funds	1,582	-	-	1,582
Non-U.S. Government Agency ABS	-	31	-	31
Short-Term Securities	2,568	54,858	-	57,426
Fund Total	$ 629,064	$ 54,889	$ -	$ 683,953
JNL/Mellon Capital Management DowSM Dividend Fund
Common Stocks	$ 244,599	$ -	$ -	$ 244,599
Non-U.S. Government Agency ABS	-	60	-	60
Short-Term Securities	122	44,263	-	44,385
Fund Total	$ 244,721	$ 44,323	$ -	$ 289,044
JNL/Mellon Capital Management S&P® 24 Fund
Common Stocks	$ 135,845	$ -	$ -	$ 135,845
Investment Funds	2,631	-	-	2,631
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	2,042	11,234	-	13,276
Fund Total	$ 140,518	$ 11,235	$ -	$ 151,753
JNL/Mellon Capital Management 25 Fund
Common Stocks	$ 409,295	$ -	$ -	$ 409,295
Non-U.S. Government Agency ABS	-	74	-	74
Short-Term Securities	239	47,744	-	47,983
Fund Total	$ 409,534	$ 47,818	$ -	$ 457,352
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$ 337,532	$ -	$ -	$ 337,532
Non-U.S. Government Agency ABS	-	95	-	95
Short-Term Securities	2,167	78,305	-	80,472
Fund Total	$ 339,699	$ 78,400	$ -	$ 418,099

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (continued)(dollar amounts in thousands)
December 31, 2009

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 3,132,905	$ 376,263	$ -	$ 3,509,168
Non-U.S. Government Agency ABS	-	587	-	587
Short-Term Securities	-	216,384	-	216,384
Fund Total	$ 3,132,905	$ 593,234	$ -	$ 3,726,139
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 330,461	$ -	$ -	$ 330,461
Non-U.S. Government Agency ABS	-	40	-	40
Short-Term Securities	987	27,771	-	28,758
Fund Total	$ 331,448	$ 27,811	$ -	$ 359,259
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$ 428,478	$ 29,786	$ -	$ 458,264
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	1,190	23,436	-	24,626
Fund Total	$ 429,668	$ 53,247	$ -	$ 482,915
JNL/Mellon Capital Management S&P® SMid 60 Fund
Common Stocks	$ 194,303	$ -	$ -	$ 194,303
Investment Funds	1,285	-	-	1,285
Non-U.S. Government Agency ABS	-	12	-	12
Short-Term Securities	1,286	24,197	-	25,483
Fund Total	$ 196,874	$ 24,209	$ -	$ 221,083
JNL/Mellon Capital Management NYSE® International 25 Fund
Common Stocks	$ 77,162	$ 7,981	$ -	$ 85,143
Non-U.S. Government Agency ABS	-	17	-	17
Short-Term Securities	-	16,397	-	16,397
Fund Total	$ 77,162	$ 24,395	$ -	$ 101,557
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$ 40,963	$ -	$ -	$ 40,963
Non-U.S. Government Agency ABS	-	5	-	5
Short-Term Securities	247	6,686	-	6,933
Fund Total	$ 41,210	$ 6,691	$ -	$ 47,901
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$ 34,946	$ -	$ -	$ 34,946
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	176	2,853	-	3,029
Fund Total	$ 35,122	$ 2,854	$ -	$ 37,976
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 148,204	$ -	$ -	$ 148,204
Non-U.S. Government Agency ABS	-	11	-	11
Short-Term Securities	132	16,676	-	16,808
Fund Total	$ 148,336	$ 16,687	$ -	$ 165,023
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 159,340	$ -	$ -	$ 159,340
Non-U.S. Government Agency ABS	-	3	-	3
Rights	1	-	-	1
Short-Term Securities	1,056	4,103	-	5,159
Fund Total	$ 160,397	$ 4,106	$ -	$ 164,503
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$ 483,407	$ -	$ -	$ 483,407
Non-U.S. Government Agency ABS	-	10	-	10
Short-Term Securities	2,449	10,955	-	13,404
Fund Total	$ 485,856	$ 10,965	$ -	$ 496,821
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 246,908	$ -	$ -	$ 246,908
Non-U.S. Government Agency ABS	-	2	-	2
Short-Term Securities	2,475	5,040	-	7,515
Fund Total	$ 249,383	$ 5,042	$ -	$ 254,425

See accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 337,169	$ 319,239	$ 569,578	$ 117,996	$ 626,527	$ 244,659	$ 138,477
Investments - affiliated, at value (b)	6,549	1,832	21,454	9,590	57,426	44,385	13,276
Total investments, at value (c)	343,718	321,071	591,032	127,586	683,953	289,044	151,753
Cash	-	-	-	1	-	-	-
Foreign currency (e)	-	-	60	-	-	-	-
Receivables:
Investment securities sold	670	1,034	-	-	-	-	-
Fund shares sold	283	166	255	164	671	176	414
Dividends and interest	655	958	2,518	61	1,046	343	76
Foreign taxes recoverable	-	-	-	-	109	-	-
Total assets	345,326	323,229	593,865	127,812	685,779	289,563	152,243

Liabilities
Cash overdraft	11	313	-	-	-	-	-
Payables:
Advisory fees	85	81	141	31	151	62	35
Administrative fees	43	41	98	15	79	31	16
12b-1 fees (Class A)	58	55	98	20	105	42	22
Investment securities purchased	-	-	-	605	-	-	2,093
Fund shares redeemed	476	514	1,058	201	986	362	94
Manager fees	15	15	22	2	19	7	1
Other expenses	19	1	12	8	229	12	-
Return of collateral for securities loaned	6,552	1,832	21,083	8,691	54,879	44,287	11,234
Total liabilities	7,259	2,852	22,512	9,573	56,448	44,803	13,495
Net assets	$ 338,067	$ 320,377	$ 571,353	$ 118,239	$ 629,331	$ 244,760	$ 138,748

Net assets consist of:
Paid-in capital	$ 301,968	$ 253,237	$ 497,188	$ 134,944	$ 1,083,064	$ 447,162	$ 137,978
Undistributed net investment income	-	-	-	366	4,371	7,146	906
Accumulated net realized gain (loss)	-	-	-	(29,339)	(525,915)	(197,460)	(12,705)
Net unrealized appreciation (depreciation)
on investments and foreign currency	36,099	67,140	74,165	12,268	67,811	(12,088)	12,569
	$ 338,067	$ 320,377	$ 571,353	$ 118,239	$ 629,331	$ 244,760	$ 138,748

Class A
Net assets	$ 338,067	$ 320,377	$ 571,353	$ 118,145	$ 629,223	$ 244,605	$ 138,638
Shares outstanding (no par value),
unlimited shares authorized	42,126	32,624	38,679	12,023	58,322	40,120	15,890
Net asset value per share	$ 8.03	$ 9.82	$ 14.77	$ 9.83	$ 10.79	$ 6.10	$ 8.72

Class B
Net assets	n/a	n/a	n/a	$ 94	$ 108	$ 155	$ 110
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	12	20	29	14
Net asset value per share	n/a	n/a	n/a	$ 7.55	$ 5.48	$ 5.26	$ 7.81

(a) Investments - unaffiliated, at cost	$ 301,067	$ 252,099	$ 495,373	$ 105,723	$ 558,695	$ 256,723	$ 125,908
(b) Investments - affiliated, at cost	6,552	1,832	21,459	9,595	57,447	44,409	13,276
(c) Total investments, at cost	$ 307,619	$ 253,931	$ 516,832	$ 115,318	$ 616,142	$ 301,132	$ 139,184
(d) Including value of securities on loan	6,302	1,779	20,284	8,370	53,235	42,555	10,852
(e) Foreign currency, at cost	-	-	60	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Assets	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund

Investments - unaffiliated, at value (a) (d)	$ 409,369	$ 337,627	$ 3,509,755	$ 330,501	$ 458,289	$ 195,600	$ 85,160
Investments - affiliated, at value (b)	47,983	80,472	216,384	28,758	24,626	25,483	16,397
Total investments, at value (c)	457,352	418,099	3,726,139	359,259	482,915	221,083	101,557
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	22	127	-	-
Receivables:
Investment securities sold	145	-	6,202	-	-	-	404
Fund shares sold	433	517	922	171	237	1,275	167
Dividends and interest	1,101	349	8,306	279	575	38	115
Foreign taxes recoverable	-	-	-	31	307	-	53
Total assets	459,031	418,965	3,741,569	359,762	484,161	222,396	102,296

Liabilities
Cash overdraft	-	-	2,475	-	-	-	235
Payables:
Advisory fees	101	82	814	82	112	48	25
Administrative fees	52	42	447	42	58	24	15
12b-1 fees (Class A)	69	56	594	56	77	32	15
Investment securities purchased	-	2,018	-	-	-	1,310	-
Fund shares redeemed	1,054	905	6,609	548	1,203	278	286
Manager fees	14	13	97	8	8	1	1
Other expenses	1	1	60	27	53	-	11
Return of collateral for securities loaned	47,750	78,355	216,758	27,796	23,452	24,206	16,411
Total liabilities	49,041	81,472	227,854	28,559	24,963	25,899	16,999
Net assets	$ 409,990	$ 337,493	$ 3,513,715	$ 331,203	$ 459,198	$ 196,497	$ 85,297

Net assets consist of:
Paid-in capital	$ 513,295	$ 599,950	$ 5,547,188	$ 467,981	$ 611,677	$ 177,612	$ 112,128
Undistributed net investment income	11,695	1,336	70,041	5,315	7,079	295	2,076
Accumulated net realized gain (loss)	(244,039)	(320,879)	(2,099,140)	(177,605)	(216,171)	(18,626)	(34,364)
Net unrealized appreciation (depreciation)
on investments and foreign currency	129,039	57,086	(4,374)	35,512	56,613	37,216	5,457
	$ 409,990	$ 337,493	$ 3,513,715	$ 331,203	$ 459,198	$ 196,497	$ 85,297

Class A
Net assets	$ 409,737	$ 337,393	$ 3,504,852	$ 330,358	$ 458,245	$ 196,309	$ 85,158
Shares outstanding (no par value),
unlimited shares authorized	39,399	34,901	462,235	53,421	57,513	20,905	11,586
Net asset value per share	$ 10.40	$ 9.67	$ 7.58	$ 6.18	$ 7.97	$ 9.39	$ 7.35

Class B
Net assets	$ 253	$ 100	$ 8,863	$ 845	$ 953	$ 188	$ 139
Shares outstanding (no par value),
unlimited shares authorized	24	10	1,166	136	120	20	19
Net asset value per share	$ 10.46	$ 9.66	$ 7.60	$ 6.20	$ 7.93	$ 9.30	$ 7.23

(a) Investments - unaffiliated, at cost	$ 280,326	$ 280,491	$ 3,513,770	$ 294,964	$ 401,673	$ 158,375	$ 79,690
(b) Investments - affiliated, at cost	47,989	80,522	216,758	28,783	24,642	25,492	16,411
(c) Total investments, at cost	$ 328,315	$ 361,013	$ 3,730,528	$ 323,747	$ 426,315	$ 183,867	$ 96,101
(d) Including value of securities on loan	45,862	75,541	208,788	26,779	22,674	23,278	15,864
(e) Foreign currency, at cost	-	-	-	22	127	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Assets	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund

Investments - unaffiliated, at value (a) (d)	$ 40,968	$ 34,947	$ 145,078	$ 159,344	$ 483,417	$ 246,910
Investments - affiliated, at value (b)	6,933	3,029	19,945	5,159	13,404	7,515
Total investments, at value (c)	47,901	37,976	165,023	164,503	496,821	254,425
Cash	-	-	4	17	-	-
Foreign currency (e)	-	-	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-
Fund shares sold	11	53	149	1,130	316	1,511
Dividends and interest	44	49	219	221	279	25
Foreign taxes recoverable	1	-	-	8	-	-
Total assets	47,957	38,078	165,395	165,879	497,416	255,961

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	11	10	39	41	117	59
Administrative fees	5	4	19	19	61	29
12b-1 fees (Class A)	7	6	25	26	81	39
Investment securities purchased	208	173	99	884	1,194	2,508
Fund shares redeemed	59	24	1,158	335	2,303	1,775
Manager fees	1	1	2	3	10	3
Other expenses	2	1	7	7	24	11
Return of collateral for securities loaned	6,690	2,854	16,686	4,105	10,963	5,042
Total liabilities	6,983	3,073	18,035	5,420	14,753	9,466
Net assets	$ 40,974	$ 35,005	$ 147,360	$ 160,459	$ 482,663	$ 246,495

Net assets consist of:
Paid-in capital	$ 62,712	$ 39,392	$ 185,498	$ 179,003	$ 528,948	$ 217,439
Undistributed net investment income	1,218	284	2,022	1,736	5,554	431
Accumulated net realized gain (loss)	(21,138)	(8,091)	(46,975)	(15,917)	(24,386)	(14,211)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(1,818)	3,420	6,815	(4,363)	(27,453)	42,836
	$ 40,974	$ 35,005	$ 147,360	$ 160,459	$ 482,663	$ 246,495

Class A
Net assets	$ 40,864	$ 34,896	$ 147,124	$ 160,212	$ 481,777	$ 246,091
Shares outstanding (no par value),
unlimited shares authorized	14,140	4,299	22,940	14,516	21,254	38,158
Net asset value per share	$ 2.89	$ 8.12	$ 6.41	$ 11.04	$ 22.67	$ 6.45

Class B
Net assets	$ 110	$ 109	$ 236	$ 247	$ 886	$ 404
Shares outstanding (no par value),
unlimited shares authorized	40	13	37	22	39	62
Net asset value per share	$ 2.77	$ 8.18	$ 6.39	$ 11.01	$ 22.90	$ 6.51

(a) Investments - unaffiliated, at cost	$ 42,782	$ 31,526	$ 137,995	$ 163,705	$ 510,862	$ 204,072
(b) Investments - affiliated, at cost	6,937	3,030	20,213	5,161	13,412	7,517
(c) Total investments, at cost	$ 49,719	$ 34,556	$ 158,208	$ 168,866	$ 524,274	$ 211,589
(d) Including value of securities on loan	6,383	2,762	16,047	3,966	10,565	4,864
(e) Foreign currency, at cost	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 14,682	$ 7,521	$ 27,737	$ 919	$ 8,663	$ 8,313	$ 1,294
Total investment income	15,252	7,547	26,759	939	8,732	8,483	1,299
Expenses
Advisory fees	892	888	1,516	259	1,578	592	185
Administrative fees	453	451	1,050	118	821	293	84
12b-1 fees (Class A)	605	602	1,050	158	1,095	390	112
Legal fees	4	4	6	1	6	2	1
Licensing fees	68	37	39	32	821	44	7
Manager fees	12	12	20	3	21	8	2
Other expenses	11	10	23	2	15	6	2
Total expenses	2,045	2,004	3,704	573	4,357	1,335	393
Net investment income	13,207	5,543	23,055	366	4,375	7,148	906

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(261,995)	(248,716)	(406,939)	(539)	(71,922)	(16,836)	(1,632)
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	-	-	102	-	1	-	-
Net change in unrealized appreciation or depreciation on:
Investments	293,065	296,198	526,526	24,531	144,000	52,701	14,230
Foreign currency related items	-	-	48	-	-	-	-
Net realized and unrealized gain (loss)	31,070	47,482	119,737	23,992	72,079	35,865	12,598

Net increase in net assets from operations	$ 44,277	$ 53,025	$ 142,792	$ 24,358	$ 76,454	$ 43,013	$ 13,504

(a) Dividends from affiliated investments	$ 572	$ 28	$ 716	$ 34	$ 305	$ 172	$ 7

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
December 31, 2009

							JNL/Mellon
	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	Capital
	Capital	Capital	Capital	Capital	Capital	Capital	Management
	Management 25	Management Select Small-	Management JNL 5	Management VIP	Management JNL Optimized 5	Management S&P® SMid	NYSE® International
	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investment income
Dividends (a)	$ 13,881	$ 2,469	$ 88,637	$ 6,768	$ 9,332	$ 884	$ 2,759
Total investment income	13,937	3,442	90,271	6,737	8,845	976	2,634
Expenses
Advisory fees	1,002	848	8,358	799	1,063	306	235
Administrative fees	513	430	4,577	404	546	144	142
12b-1 fees (Class A)	683	573	6,087	537	726	192	142
Legal fees	4	3	36	3	4	1	1
Licensing fees	-	-	258	101	177	12	29
Manager fees	13	11	116	10	13	3	3
Other expenses	13	8	92	8	10	2	2
Total expenses	2,228	1,873	19,524	1,862	2,539	660	554
Net investment income	11,709	1,569	70,747	4,875	6,306	316	2,080

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(187,650)	(233,610)	(458,836)	(23,472)	(32,985)	2,979	(8,861)
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	(3)	-	(81)	463	866	-	(1)
Net change in unrealized appreciation or depreciation on:
Investments	323,120	247,145	1,072,745	81,422	146,803	39,275	29,360
Foreign currency related items	4	-	85	(191)	(320)	-	1
Net realized and unrealized gain (loss)	135,471	13,535	613,913	58,222	114,364	42,254	20,499

Net increase in net assets from operations	$ 147,180	$ 15,104	$ 684,660	$ 63,097	$ 120,670	$ 42,570	$ 22,579

(a) Dividends from affiliated investments	$ 285	$ 976	$ 2,681	$ 288	$ 158	$ 96	$ 145

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investment income
Dividends (a)	$ 1,404	$ 447	$ 2,440	$ 2,605	$ 8,169	$ 1,367
Total investment income	1,430	471	2,807	2,621	8,252	1,387
Expenses
Advisory fees	100	89	358	401	1,168	431
Administrative fees	44	39	169	190	602	209
12b-1 fees (Class A)	58	52	226	254	801	277
Legal fees	-	-	1	1	5	1
Licensing fees	7	6	25	28	90	31
Manager fees	1	1	4	5	14	4
Other expenses	1	1	3	5	14	3
Total expenses	211	188	786	884	2,694	956
Net investment income	1,219	283	2,021	1,737	5,558	431

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(7,961)	(4,435)	(27,526)	(6,483)	(21,574)	(9,312)
Affiliated investments	-	-	(497)	-	-	-
Foreign currency related items	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	12,969	11,281	54,795	29,414	97,509	77,488
Foreign currency related items	-	-	-	-	-	-
Net realized and unrealized gain (loss)	5,008	6,846	26,772	22,931	75,935	68,176

Net increase in net assets from operations	$ 6,227	$ 7,129	$ 28,793	$ 24,668	$ 81,493	$ 68,607

(a) Dividends from affiliated investments	$ 26	$ 25	$ 417	$ 19	$ 96	$ 25

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income	$ 13,207	$ 5,543	$ 23,055	$ 366	$ 4,375	$ 7,148	$ 906
Net realized gain (loss)	(261,995)	(248,716)	(406,837)	(539)	(71,921)	(16,836)	(1,632)
Net change in unrealized appreciation
(depreciation)	293,065	296,198	526,574	24,531	144,000	52,701	14,230
Net increase in net assets from
operations	44,277	53,025	142,792	24,358	76,454	43,013	13,504

Distributions
From net investment income
Class A	-	-	-	-	(761)	(14,545)	(247)
Class B	-	-	-	-	(1)	(11)	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	(762)	(14,556)	(247)

Share transactions¹
Proceeds from the sale of shares
Class A	69,796	65,844	101,947	79,179	209,754	70,395	122,922
Class B	-	-	-	76	336	67	22
Reinvestment of distributions
Class A	-	-	-	-	761	14,545	247
Class B	-	-	-	-	1	11	-
Cost of shares redeemed
Class A	(111,808)	(118,174)	(197,055)	(40,456)	(210,355)	(66,627)	(29,843)
Class B	-	-	-	(77)	(327)	(28)	(9)
Net increase (decrease) in net assets
from share transactions	(42,012)	(52,330)	(95,108)	38,722	170	18,363	93,339

Net increase in net assets	2,265	695	47,684	63,080	75,862	46,820	106,596

Net assets beginning of year	335,802	319,682	523,669	55,159	553,469	197,940	32,152

Net assets end of year	$ 338,067	$ 320,377	$ 571,353	$ 118,239	$ 629,331	$ 244,760	$ 138,748

Undistributed net investment income	$ -	$ -	$ -	$ 366	$ 4,371	$ 7,146	$ 906

¹Share transactions
Shares sold
Class A	10,973	7,959	8,494	9,375	21,837	14,339	15,545
Class B	-	-	-	12	69	15	3
Reinvestment of distributions
Class A	-	-	-	-	71	2,373	28
Class B	-	-	-	-	-	2	-
Shares redeemed
Class A	(17,285)	(14,328)	(16,274)	(4,867)	(22,181)	(13,261)	(4,042)
Class B	-	-	-	(12)	(65)	(6)	(1)
Net increase (decrease)
Class A	(6,312)	(6,369)	(7,780)	4,508	(273)	3,451	11,531
Class B	-	-	-	-	4	11	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 136,211	$ 291,512	$ 331,129	$ 54,278	$ 152,745	$ 47,877	$ 109,999
Proceeds from sales of securities	166,020	339,044	404,074	14,966	132,952	35,454	15,744

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2009

							JNL/Mellon
	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	Capital
	Capital	Capital	Capital	Capital	Capital	Capital	Management
	Management 25	Management Select Small-	Management JNL 5	Management VIP	Management JNL Optimized 5	Management S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income	$ 11,709	$ 1,569	$ 70,747	$ 4,875	$ 6,306	$ 316	$ 2,080
Net realized gain (loss)	(187,653)	(233,610)	(458,917)	(23,009)	(32,119)	2,979	(8,862)
Net change in unrealized appreciation
(depreciation)	323,124	247,145	1,072,830	81,231	146,483	39,275	29,361
Net increase in net assets from
operations	147,180	15,104	684,660	63,097	120,670	42,570	22,579

Distributions
From net investment income
Class A	(15,714)	(2,867)	(113,160)	(4,803)	(10,244)	(1,233)	(3,431)
Class B	(10)	(1)	(305)	(14)	(23)	(1)	(6)
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	(15,724)	(2,868)	(113,465)	(4,817)	(10,267)	(1,234)	(3,437)

Share transactions¹
Proceeds from the sale of shares
Class A	71,182	111,532	623,738	89,816	131,317	179,062	53,039
Class B	53	60	1,973	258	279	380	63
Reinvestment of distributions
Class A	15,714	2,867	113,160	4,803	10,244	1,233	3,431
Class B	10	1	305	14	23	1	6
Cost of shares redeemed
Class A	(152,149)	(97,321)	(851,193)	(72,563)	(110,385)	(70,429)	(44,469)
Class B	(34)	(38)	(2,070)	(284)	(241)	(306)	(76)
Net increase (decrease) in net assets
from share transactions	(65,224)	17,101	(114,087)	22,044	31,237	109,941	11,994

Net increase in net assets	66,232	29,337	457,108	80,324	141,640	151,277	31,136

Net assets beginning of year	343,758	308,156	3,056,607	250,879	317,558	45,220	54,161

Net assets end of year	$ 409,990	$ 337,493	$ 3,513,715	$ 331,203	$ 459,198	$ 196,497	$ 85,297

Undistributed net investment income	$ 11,695	$ 1,336	$ 70,041	$ 5,315	$ 7,079	$ 295	$ 2,076

¹Share transactions
Shares sold
Class A	8,378	12,730	98,869	17,367	19,928	23,068	8,318
Class B	6	7	312	50	43	59	10
Reinvestment of distributions
Class A	1,521	303	15,008	782	1,293	136	471
Class B	1	-	40	2	3	-	1
Shares redeemed
Class A	(19,125)	(11,259)	(133,687)	(14,194)	(17,260)	(10,019)	(6,765)
Class B	(4)	(4)	(317)	(53)	(36)	(50)	(12)
Net increase (decrease)
Class A	(9,226)	1,774	(19,810)	3,955	3,961	13,185	2,024
Class B	3	3	35	(1)	10	9	(1)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 228,501	$ 274,256	$ 836,465	$ 75,141	$ 99,804	$ 147,344	$ 40,173
Proceeds from sales of securities	300,252	260,428	991,525	47,660	70,039	38,527	30,168

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income	$ 1,219	$ 283	$ 2,021	$ 1,737	$ 5,558	$ 431
Net realized gain (loss)	(7,961)	(4,435)	(28,023)	(6,483)	(21,574)	(9,312)
Net change in unrealized appreciation
(depreciation)	12,969	11,281	54,795	29,414	97,509	77,488
Net increase in net assets from
operations	6,227	7,129	28,793	24,668	81,493	68,607

Distributions
From net investment income
Class A	(1,445)	(176)	(2,016)	(1,749)	(3,923)	(162)
Class B	(4)	(1)	(3)	(3)	(9)	-
From net realized gains on
investment transactions
Class A	-	-	-	(4,863)	(32,397)	-
Class B	-	-	-	(8)	(59)	-
Total distributions	(1,449)	(177)	(2,019)	(6,623)	(36,388)	(162)

Share transactions¹
Proceeds from the sale of shares
Class A	21,200	19,652	116,648	84,303	275,561	218,861
Class B	61	5	210	83	363	260
Reinvestment of distributions
Class A	1,445	176	2,016	6,612	36,320	162
Class B	4	1	3	11	68	-
Cost of shares redeemed
Class A	(15,378)	(15,304)	(73,928)	(75,983)	(215,632)	(94,109)
Class B	(43)	(9)	(154)	(79)	(337)	(112)
Net increase (decrease) in net assets
from share transactions	7,289	4,521	44,795	14,947	96,343	125,062

Net increase in net assets	12,067	11,473	71,569	32,992	141,448	193,507

Net assets beginning of year	28,907	23,532	75,791	127,467	341,215	52,988

Net assets end of year	$ 40,974	$ 35,005	$ 147,360	$ 160,459	$ 482,663	$ 246,495

Undistributed net investment income	$ 1,218	$ 284	$ 2,022	$ 1,736	$ 5,554	$ 431

¹Share transactions
Shares sold
Class A	8,054	2,916	22,588	8,485	13,044	42,589
Class B	24	1	38	8	17	57
Reinvestment of distributions
Class A	509	22	319	597	1,624	26
Class B	2	-	1	1	3	-
Shares redeemed
Class A	(6,473)	(2,465)	(13,760)	(7,921)	(10,051)	(17,865)
Class B	(17)	(2)	(28)	(8)	(16)	(21)
Net increase (decrease)
Class A	2,090	473	9,147	1,161	4,617	24,750
Class B	9	(1)	11	1	4	36
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 16,317	$ 11,866	$ 70,556	$ 46,443	$ 140,967	$ 159,990
Proceeds from sales of securities	9,320	7,173	24,618	37,226	74,022	34,185

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income	$ 1,219	$ 283	$ 2,021	$ 1,737	$ 5,558	$ 431
Net realized gain (loss)	(7,961)	(4,435)	(28,023)	(6,483)	(21,574)	(9,312)
Net change in unrealized appreciation
(depreciation)	12,969	11,281	54,795	29,414	97,509	77,488
Net increase in net assets from
operations	6,227	7,129	28,793	24,668	81,493	68,607

Distributions
From net investment income
Class A	(1,445)	(176)	(2,016)	(1,749)	(3,923)	(162)
Class B	(4)	(1)	(3)	(3)	(9)	-
From net realized gains on
investment transactions
Class A	-	-	-	(4,863)	(32,397)	-
Class B	-	-	-	(8)	(59)	-
Total distributions	(1,449)	(177)	(2,019)	(6,623)	(36,388)	(162)

Share transactions¹
Proceeds from the sale of shares
Class A	21,200	19,652	116,648	84,303	275,561	218,861
Class B	61	5	210	83	363	260
Reinvestment of distributions
Class A	1,445	176	2,016	6,612	36,320	162
Class B	4	1	3	11	68	-
Cost of shares redeemed
Class A	(15,378)	(15,304)	(73,928)	(75,983)	(215,632)	(94,109)
Class B	(43)	(9)	(154)	(79)	(337)	(112)
Net increase (decrease) in net assets
from share transactions	7,289	4,521	44,795	14,947	96,343	125,062

Net increase in net assets	12,067	11,473	71,569	32,992	141,448	193,507

Net assets beginning of year	28,907	23,532	75,791	127,467	341,215	52,988

Net assets end of year	$ 40,974	$ 35,005	$ 147,360	$ 160,459	$ 482,663	$ 246,495

Undistributed net investment income	$ 1,218	$ 284	$ 2,022	$ 1,736	$ 5,554	$ 431

¹Share transactions
Shares sold
Class A	8,054	2,916	22,588	8,485	13,044	42,589
Class B	24	1	38	8	17	57
Reinvestment of distributions
Class A	509	22	319	597	1,624	26
Class B	2	-	1	1	3	-
Shares redeemed
Class A	(6,473)	(2,465)	(13,760)	(7,921)	(10,051)	(17,865)
Class B	(17)	(2)	(28)	(8)	(16)	(21)
Net increase (decrease)
Class A	2,090	473	9,147	1,161	4,617	24,750
Class B	9	(1)	11	1	4	36
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 16,317	$ 11,866	$ 70,556	$ 46,443	$ 140,967	$ 159,990
Proceeds from sales of securities	9,320	7,173	24,618	37,226	74,022	34,185

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 23,165	$ 4,196	$ 38,861	$ (53)	$ 756	$ 14,554	$ 247
Net realized gain (loss)	13,812	(71,787)	83,873	(25,475)	(384,810)	(211,774)	(9,895)
Net change in unrealized appreciation
(depreciation)	(354,579)	(270,069)	(675,031)	(16,650)	(135,985)	(3,829)	(2,166)
Net increase (decrease) in net assets from
operations	(317,602)	(337,660)	(552,297)	(42,178)	(520,039)	(201,049)	(11,814)

Distributions
From net investment income
Class A	-	-	-	(19)	(2,697)	(1,374)	-
Class B	-	-	-	-	(1)	(1)	-
From net realized gains on
investment transactions
Class A	-	-	-	(3,539)	(21,392)	(1,155)	(402)
Class B	-	-	-	(5)	(6)	(1)	(1)
Total distributions	-	-	-	(3,563)	(24,096)	(2,531)	(403)

Share transactions¹
Proceeds from the sale of shares
Class A	132,916	128,275	257,232	53,714	360,707	190,837	37,867
Class B	-	-	-	15	188	87	36
Reinvestment of distributions
Class A	-	-	-	3,558	24,089	2,529	402
Class B	-	-	-	5	7	2	1
Cost of shares redeemed
Class A	(294,963)	(304,518)	(489,575)	(67,797)	(454,252)	(192,792)	(17,343)
Class B	-	-	-	(6)	(125)	(30)	(19)
Net increase (decrease) in net assets
from share transactions	(162,047)	(176,243)	(232,343)	(10,511)	(69,386)	633	20,944

Net increase (decrease) in net assets	(479,649)	(513,903)	(784,640)	(56,252)	(613,521)	(202,947)	8,727

Net assets beginning of year	815,451	833,585	1,308,309	111,411	1,166,990	400,887	23,425

Net assets end of year	$ 335,802	$ 319,682	$ 523,669	$ 55,159	$ 553,469	$ 197,940	$ 32,152

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -	$ 756	$ 14,554	$ 247

¹Share transactions
Shares sold
Class A	13,123	10,152	14,756	4,976	23,783	21,780	4,097
Class B	-	-	-	2	23	13	5
Reinvestment of distributions
Class A	-	-	-	501	2,610	490	56
Class B	-	-	-	1	1	-	-
Shares redeemed
Class A	(28,201)	(22,356)	(28,067)	(6,257)	(29,956)	(22,744)	(1,900)
Class B	-	-	-	(1)	(18)	(5)	(3)
Net increase (decrease)
Class A	(15,078)	(12,204)	(13,311)	(780)	(3,563)	(474)	2,253
Class B	-	-	-	2	6	8	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 134,532	$ 629,456	$ 597,245	$ 70,032	$ 790,419	$ 291,317	$ 52,668
Proceeds from sales of securities	271,426	800,998	786,805	83,222	913,825	271,217	31,905

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income	$ 15,745	$ 2,816	$ 115,799	$ 4,895	$ 10,473	$ 1,234	$ 3,443
Net realized gain (loss)	(54,204)	(81,630)	(1,453,239)	(129,728)	(176,225)	(17,737)	(24,176)
Net change in unrealized appreciation
(depreciation)	(169,924)	(137,538)	(975,130)	(64,489)	(87,205)	(447)	(23,585)
Net increase (decrease) in net assets from
from operations	(208,383)	(216,352)	(2,312,570)	(189,322)	(252,957)	(16,950)	(44,318)

Distributions
From net investment income
Class A	(16,433)	(1,384)	(98,265)	(5,353)	(56)	(7)	(9)
Class B	(8)	(1)	(251)	(17)	-	-	-
From net realized gains on
investment transactions
Class A	(42,867)	(52,682)	(571,789)	(88,368)	(25,695)	(1,282)	(3,909)
Class B	(18)	(12)	(1,327)	(245)	(52)	(2)	(8)
Total distributions	(59,326)	(54,079)	(671,632)	(93,983)	(25,803)	(1,291)	(3,926)

Share transactions¹
Proceeds from the sale of shares
Class A	121,689	116,759	1,284,180	129,644	382,618	61,141	90,055
Class B	79	104	4,800	369	767	96	173
Reinvestment of distributions
Class A	59,300	54,066	670,054	93,721	25,751	1,289	3,918
Class B	26	13	1,578	262	52	2	8
Cost of shares redeemed
Class A	(275,617)	(232,360)	(1,611,535)	(139,510)	(220,472)	(37,054)	(59,453)
Class B	(145)	(141)	(3,299)	(346)	(235)	(91)	(168)
Net increase (decrease) in net assets
from share transactions	(94,668)	(61,559)	345,778	84,140	188,481	25,383	34,533

Net increase (decrease) in net assets	(362,377)	(331,990)	(2,638,424)	(199,165)	(90,279)	7,142	(13,711)

Net assets beginning of year	706,135	640,146	5,695,031	450,044	407,837	38,078	67,872

Net assets end of year	$ 343,758	$ 308,156	$ 3,056,607	$ 250,879	$ 317,558	$ 45,220	$ 54,161

Undistributed (excess of distributions over)
net investment income	$ 15,713	$ 2,860	$ 112,840	$ 4,775	$ 10,174	$ 1,233	$ 3,434

¹Share transactions
Shares sold
Class A	10,562	7,112	111,349	11,304	38,201	8,112	9,618
Class B	7	6	415	32	80	13	20
Reinvestment of distributions
Class A	8,632	6,301	109,665	19,205	4,470	244	739
Class B	4	1	257	53	9	-	2
Shares redeemed
Class A	(23,834)	(13,677)	(138,171)	(11,901)	(23,075)	(5,020)	(6,784)
Class B	(12)	(9)	(279)	(29)	(24)	(13)	(19)
Net increase (decrease)
Class A	(4,640)	(264)	82,843	18,608	19,596	3,336	3,573
Class B	(1)	(2)	393	56	65	-	3
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 419,938	$ 572,858	$ 3,322,187	$ 282,875	$ 479,062	$ 94,209	$ 90,711
Proceeds from sales of securities	555,751	681,812	3,311,140	322,465	297,409	68,934	53,724

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets(in thousands)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income	$ 1,449	$ 177	$ 1,970	$ 1,752	$ 3,929	$ 162
Net realized gain (loss)	(12,725)	(2,452)	(17,740)	(239)	30,374	(1,811)
Net change in unrealized appreciation
(depreciation)	(12,901)	(6,204)	(40,593)	(40,819)	(244,701)	(44,369)
Net increase (decrease) in net assets from
from operations	(24,177)	(8,479)	(56,363)	(39,306)	(210,398)	(46,018)

Distributions
From net investment income
Class A	(1,763)	(72)	(1,278)	(1,109)	(2,700)	(12)
Class B	(6)	-	(2)	(2)	(8)	-
From net realized gains on
investment transactions
Class A	(5,885)	(3,519)	(5,501)	(7,181)	(30,985)	(4,728)
Class B	(17)	(15)	(11)	(11)	(70)	(9)
Total distributions	(7,671)	(3,606)	(6,792)	(8,303)	(33,763)	(4,749)

Share transactions¹
Proceeds from the sale of shares
Class A	35,802	33,118	137,959	161,749	430,017	89,969
Class B	50	13	212	128	615	93
Reinvestment of distributions
Class A	7,648	3,591	6,779	8,290	33,685	4,740
Class B	23	15	13	13	78	9
Cost of shares redeemed
Class A	(69,548)	(20,296)	(61,037)	(108,511)	(395,197)	(95,510)
Class B	(124)	(1)	(150)	(40)	(347)	(126)
Net increase (decrease) in net assets
from share transactions	(26,149)	16,440	83,776	61,629	68,851	(825)

Net increase (decrease) in net assets	(57,997)	4,355	20,621	14,020	(175,310)	(51,592)

Net assets beginning of year	86,904	19,177	55,170	113,447	516,525	104,580

Net assets end of year	$ 28,907	$ 23,532	$ 75,791	$ 127,467	$ 341,215	$ 52,988

Undistributed (excess of distributions over)
net investment income	$ 1,448	$ 178	$ 2,020	$ 1,751	$ 3,928	$ 162

¹Share transactions
Shares sold
Class A	8,770	3,619	14,996	13,231	13,309	13,866
Class B	11	1	23	11	20	14
Reinvestment of distributions
Class A	3,311	612	1,342	928	1,625	1,231
Class B	10	3	3	1	4	2
Shares redeemed
Class A	(15,033)	(2,130)	(6,983)	(9,294)	(12,297)	(15,274)
Class B	(31)	-	(17)	(3)	(12)	(22)
Net increase (decrease)
Class A	(2,952)	2,101	9,355	4,865	2,637	(177)
Class B	(10)	4	9	9	12	(6)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 22,693	$ 25,070	$ 103,182	$ 109,136	$ 230,881	$ 51,590
Proceeds from sales of securities	54,926	12,158	23,744	54,160	191,591	56,671

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Financial Highlights

													Ratio of Net
												Ratio of	Investment
	Net Asset	Increase (Decrease) from Investment Operations (d)					Distributions from Net Realized		Supplemental Data			Expenses to	Income (Loss)
Period	Value, Beginning	Net Investment	Net Realized & Unrealized	Total from Investment	Distributions from Net Investment		Gains on Investment	Net Asset Value, End	Total	Net Assets, End of Period	Portfolio	Average Net	to Average Net Assets
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	(c)
JNL/Mellon Capital Management DowSM 10 Fund

Class A
12/31/2009	$ 6.93	$ 0.29	$ 0.81	$ 1.10	$ -		$ -	$ 8.03	15.87%	$ 338,067	45%	0.68%	4.37%
12/31/2008	12.84	0.43	(6.34)	(5.91)	-		-	6.93	(46.03)	335,802	24	0.67	4.24
12/31/2007	12.71	0.39	(0.26)	0.13	-		-	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38	2.52	2.90	-		-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-		-	9.81	(5.67)	547,056	23	0.68	3.60

JNL/Mellon Capital Management S&P® 10 Fund

Class A
12/31/2009	8.20	0.15	1.47	1.62	-		-	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	-		-	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14	0.64	0.78	-		-	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04	0.65	0.69	-		-	15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-		-	14.81	37.26	694,829	67	0.66	(0.03)

JNL/Mellon Capital Management Global 15 Fund

Class A
12/31/2009	11.27	0.54	2.96	3.50	-		-	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	-		-	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68	1.51	2.19	-		-	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64	5.00	5.64	-		-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-		-	14.06	10.19	639,672	41	0.71	3.40

JNL/Mellon Capital Management Nasdaq® 25 Fund

Class A
12/31/2009	7.33	0.04	2.46	2.50	-		-	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	0.00	(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)	2.18	2.16	-		-	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)	0.57	0.50	-		-	11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-		-	10.76	(1.01)	42,139	38	0.76	(0.10)

Class B
12/31/2009	5.62	0.04	1.89	1.93	-		-	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/03(a)-12/31/2007	10.00	-	0.52	0.52	-		-	10.52	5.20	105	161	0.54	0.42

JNL/Mellon Capital Management Value Line® 30 Fund

Class A
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		-	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04	3.03	3.07	-		-	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-		-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-		-	15.92	38.80	451,861	18	0.81	(0.11)

Class B
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		-	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/03(a)-12/31/2007	10.00	0.02	0.11	0.13	-		-	10.13	1.30	101	159	0.59	3.20

JNL/Mellon Capital Management DowSM Dividend Fund

Class A
12/31/2009	5.40	0.19	0.89	1.08	(0.38)		-	6.10	20.03	244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)		(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	-		-	10.79	(10.01)	400,792	110	0.67	3.08
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-		-	11.99	19.90	278,522	5	0.70	2.74

Class B
12/31/2009	4.70	0.17	0.79	0.96	(0.40)		-	5.26	20.39	155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)		(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/03(a)-12/31/2007	10.00	0.03	(0.57)	(0.54)	-		-	9.46	(5.40)	95	110	0.48	4.57

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Financial Highlights

												Ratio of Net
											Ratio of	Investment
	Net Asset	Increase (Decrease from Investment Operations (d)				Distributions from Net Realized		Supplemental Data			Expenses to	Income (Loss)
Period	Value, Beginning	Net Investment	Net Realized & Unrealized	Total from Investment	Distributions from Net Investment	Gains on Investment	Net Asset Value, End	Total	Net Assets, End of Period	Portfolio	Average Net	to Average Net Assets
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	(c)
JNL/Mellon Capital Management S&P® 24 Fund

Class A
12/31/2009	$ 7.36	$ 0.13	$ 1.25	$ 1.38	$ (0.02)	$ -	$ 8.72	18.70%	$ 138,638	27%	0.70%	1.61%
12/31/2008	11.08	0.09	(3.72)	(3.63)	-	(0.09)	7.36	(32.73)	32,072	117	0.74	0.93
12/31/2007	10.30	0.11	0.67	0.78	-	-	11.08	7.57	23,326	184	0.73	1.03
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

Class B
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	-	7.81	19.18	110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	-	(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/03(a)-12/31/2007	10.00	-	(0.11)	(0.11)	-	-	9.89	(1.10)	99	184	0.54	0.06

JNL/Mellon Capital Management 25 Fund

Class A
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	-	10.40	52.94	409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)	(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25

Class B
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	-	10.46	53.31	253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)	(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
12/31/2009	9.30	0.05	0.40	0.45	(0.08)	-	9.67	4.89	337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)	(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	-	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32

Class B
12/31/2009	9.30	0.07	0.40	0.47	(0.11)	-	9.66	5.10	100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)	(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	-	(2.20)	19.22	(10.32)	179	107	0.45	0.43
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management JNL 5 Fund

Class A
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	-	7.58	23.74	3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)	(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)	(0.17)	14.24	1.50	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69

Class B
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	-	7.60	24.19	8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)	(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)	(0.17)	14.29	1.75	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85

JNL/Mellon Capital Management VIP Fund

Class A
12/31/2009	5.06	0.09	1.12	1.21	(0.09)	-	6.18	23.95	330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)	250,184	79	0.69	1.39
12/31/2007	13.56	0.17	1.30	1.47	(0.10)	(0.38)	14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-	(0.04)	12.15	9.78	235,320	20	0.71	0.75

Class B
12/31/2009	5.07	0.11	1.12	1.23	(0.10)	-	6.20	24.37	845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)	(0.38)	14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-	(0.04)	12.17	10.06	628	20	0.51	0.94

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Financial Highlights

														Ratio of Net
													Ratio of	Investment
	Net Asset	Increase (Decrease) from Investment Operations (d)					Distributions from Net Realized			Supplemental Data			Expenses to	Income (Loss)
Period	Value, Beginning	Net Investment	Net Realized & Unrealized	Total from Investment	Distributions from Net Investment		Gains on Investment		Net Asset Value, End	Total	Net Assets, End of Period	Portfolio	Average Net	to Average Net Assets
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover	Assets (c)	(c)
JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
12/31/2009	$ 5.92	$ 0.12	$ 2.11	$ 2.23	$ (0.18)		$ -		$ 7.97	37.72%	$ 458,245	19%	0.70%	1.73%
12/31/2008	11.99	0.23	(5.77)	(5.54)	0.00	(e)	(0.53)		5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)		11.99	13.58	407,297	116	0.71	1.58
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)		0.00	(e)	10.79	8.34	94,219	2	0.76	1.19

Class B
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		-		7.93	38.00	953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	0.00	(e)	(0.53)		5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)		11.91	13.80	540	116	0.52	1.81
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)		0.00	(e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
12/30/2009	5.85	0.03	3.57	3.60	(0.06)		-		9.39	61.59	196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	0.00	(e)	(0.17)		5.85	(30.22)	45,155	152	0.73	2.74
04/30(a) - 12/31/2007	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)		8.66	(10.71)	37,981	130	0.73	4.26

Class B
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		-		9.30	61.79	188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	0.00	(e)	(0.17)		5.79	(30.10)	65	152	0.53	2.86
04/30(a) - 12/31/2007	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)		8.56	(10.58)	97	130	0.53	3.81

JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		-		7.35	35.56	85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	0.00	(e)	(0.45)		5.65	(45.79)	54,050	71	0.80	4.47
04/30(a) - 12/31/2007	10.00	0.52	1.16	1.68	(0.29)		(0.09)		11.30	16.91	67,684	100	0.81	6.94

Class B
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		-		7.23	35.60	139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	0.00	(e)	(0.45)		5.57	(45.62)	111	71	0.60	4.76
04/30(a) - 12/31/2007	10.00	0.49	1.19	1.68	(0.47)		(0.09)		11.12	17.03	188	100	0.61	6.66

JNL/Mellon Capital Management Communications Sector Fund

Class A
12/31/2009	2.39	0.11	0.50	0.61	(0.11)		-		2.89	25.59	40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)		(0.82)		2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)		(0.29)		5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)		(0.10)		5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)		(0.43)		4.44	0.96	13,529	56	0.73	3.71

Class B
12/31/2009	2.29	0.11	0.49	0.60	(0.12)		-		2.77	26.12	110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)		(0.82)		2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)		(0.29)		5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)		(0.10)		5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)		(0.43)		4.40	1.18	114	56	0.53	4.35

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
12/31/2009	6.13	0.07	1.96	2.03	(0.04)		-		8.12	33.14	34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)		(1.37)		6.13	(31.29)	23,446	56	0.75	0.84
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)		(0.45)		11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)		(0.18)		12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)		(0.28)		11.22	(2.41)	18,615	16	0.73	0.11

Class B
12/31/2009	6.17	0.09	1.97	2.06	(0.05)		-		8.18	33.41	109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)		(1.37)		6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)		(0.45)		11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)		(0.18)		12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)		(0.28)		11.27	(2.15)	104	16	0.52	0.32

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Financial Highlights

			Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset		Investment Operations (d)				Net Realized			Supplemental Data		Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Financial Sector Fund

Class A
12/31/2009	$ 5.48	$ 0.10	$ 0.92	$ 1.02	$ (0.09)		$ -	$ 6.41	18.62%	$ 147,124	22%	0.70%	1.79%
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)		(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)		(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)		(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)		(0.06)	13.71	6.11	38,586	13	0.73	2.10

Class B
12/31/2009	5.46	0.11	0.92	1.03	(0.10)		-	6.39	18.80	236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)		(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)		(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)		(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)		(0.06)	13.62	6.32	150	13	0.52	2.26

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)		(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)		(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)		(0.06)	12.47	7.61	79,231	20	0.72	0.64

Class B
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)		(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)		(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)		(0.06)	12.46	7.80	181	20	0.51	0.82

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
12/31/2007	28.99	0.23	9.91	10.14	(0.16)		(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)		(1.36)	28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)		(0.52)	25.21	36.79	181,807	34	0.68	0.82

Class B
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)		(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)		(1.36)	29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)		(0.52)	25.31	37.03	255	34	0.48	1.03

JNL/Mellon Capital Management Technology Sector Fund

Class A
12/31/2009	3.94	0.02	2.49	2.51	0.00	(e)	-	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	0.00	(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	-	0.99	0.99	-		(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	-		(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)		(0.02)	6.27	2.43	47,194	30	0.73	(0.15)

Class B
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		-	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	-		(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	-		(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)		(0.02)	6.30	2.58	149	30	0.52	0.06

(a)   Commencement of operations.
(b)   Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   Calculated using the average shares method for periods ended after December 31, 2005.
(e)   Distributions of $0.00 represent amounts less than $0.005.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC
Notes to the Financial Statements

NOTE 1.  ORGANIZATION
The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001.  The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds"), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

All Funds except for JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, and JNL/Mellon Capital Management Global 15 Fund are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNAM serves as investment adviser to each of the Funds.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans, as well as, certain affiliated “funds of funds”.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Funds’ Board of Managers (“Board” or “Managers”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on the valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Funds’ Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Funds’ Board,  the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Please see the Notes to the Schedules of Investments, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

Distributions to Shareholders – The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Federal Income Taxes - Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

JNL Variable Fund LLC
Notes to the Financial Statements (continued)

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars.  Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.  Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Security Transactions and Investment Income - Security transactions are recorded on the trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  INVESTMENTS AND RISKS
Foreign Securities Risk - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies.

Industry Concentration Risk – A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fees and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The Bank of New York Mellon Corp. (“BNY Mellon”) served as the custodian and securities lending agent for the Funds through August 28, 2009.  Prior to June 25, 2009, the Funds’ cash collateral was invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  During 2008, certain investments issued by Sigma Finance, Inc.  in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the same Delaware business trust.  Sigma Finance, Inc. entered receivership in October 2008 and the majority of its assets were liquidated in December 2008.  Each Fund settled the payable for the securities lending collateral attributable to the Mellon GSL Reinvestment Trust II by payment of an amount equal to the amortized cost for its respective interest in Sigma Finance, Inc. securities held.  Each Fund’s investment in Sigma Finance, Inc. was fair valued at $0.0425 at December 31, 2009.  The difference between the current value and the amortized cost of each Fund’s investment in Sigma Finance, Inc. has been included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations during the current and prior periods.  The fair value and par value of the investment in Sigma Finance, Inc. are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009.  As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly.  On June 25, 2009, each Fund’s investment in the Mellon GSL DBT II Collateral Fund was transferred to the BNY Mellon Securities Lending Overnight Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  From June 25 through August 28, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the BNY Mellon Securities Lending Overnight Fund.

JNL Variable Fund LLC
Notes to the Financial Statements (continued)

On August 31, 2009, JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) began to provide custodian and securities lending services to the Trust.  At that time, the Funds began investing cash collateral in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Investments in BNY Mellon SL DBT II Liquidating Fund were redeemed in-kind and the assets were transferred to the newly organized Securities Lending Liquidating Fund LLC, a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are otherwise disposed of, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, it typically  invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2(a)-7 under the 1940 Act, which governs money market funds.

At December 31, 2009, the value of the Securities Lending Cash Collateral Fund LLC was $1.00 per unit and the value of the Securities Lending Liquidating Fund LLC was $0.9979 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The difference between the current value and the amortized cost of each Fund’s collateral investments in the Securities Lending Liquidating Fund LLC represents a potential loss to be realized by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par.  The difference between the current value and the amortized cost of each Fund’s investment in the Securities Lending Liquidating Fund LLC is an unrealized loss to the Funds and is included in unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.

NOTE 4.  FINANCIAL DERIVATIVE INSTRUMENTS
FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts on the Statements of Assets and Liabilities.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Investments in forward foreign currency contracts are reflected as either assets or liabilities in the Statements of Assets and Liabilities as forward foreign currency contracts.  Realized and unrealized gain (loss) on forward foreign currency contracts are reflected in net realized gain (loss) on foreign currency related items and net change in unrealized appreciation or (depreciation) on foreign currency related items in the Statements of Operations.  The Funds had no derivative instruments outstanding as of December 31, 2009.  The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
Advisory Fee - Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the Funds).  Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

JNL Variable Fund LLC
Notes to the Financial Statements (continued)

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under that plan are credited at an annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in manager fees payable in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2009, certain Funds invested in a money market fund which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6.  FEDERAL INCOME TAX MATTERS
The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  These reclassifications have no impact on net assets.  Temporary differences do not require reclassification.

The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

At December 31, 2009, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

		Year of
	Amount	Expiration
JNL/Mellon Capital Management Nasdaq® 25 Fund	$28,328	2016-2017
JNL/Mellon Capital Management Value Line® 30 Fund	524,424	2016-2017
JNL/Mellon Capital Management DowSM Dividend Fund	189,349	2016-2017
JNL/Mellon Capital Management S&P® 24 Fund	10,515	2016-2017
JNL/Mellon Capital Management 25 Fund	242,580	2016-2017
JNL/Mellon Capital Management Select Small-Cap Fund	320,696	2016-2017
JNL/Mellon Capital Management JNL 5 Fund	2,054,637	2016-2017
JNL/Mellon Capital Management VIP Fund	175,098	2016-2017
JNL/Mellon Capital Management JNL Optimized 5 Fund	208,416	2016-2017
JNL/Mellon Capital Management S&P® SMid 60 Fund	15,086	2016-2017
JNL/Mellon Capital Management NYSE® International 25 Fund	20,213	2016-2017
JNL/Mellon Capital Management Communications Sector Fund	14,219	2016-2017
JNL/Mellon Capital Management Consumer Brands Sector Fund	2,902	2016-2017
JNL/Mellon Capital Management Financial Sector Fund	11,731	2016-2017
JNL/Mellon Capital Management Healthcare Sector Fund	2,315	2017
JNL/Mellon Capital Management Oil & Gas Sector Fund	16,652	2017
JNL/Mellon Capital Management Technology Sector Fund	3,402	2016-2017

At December 31, 2009, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2009 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Value Line® 30 Fund	$1
JNL/Mellon Capital Management 25 Fund	45
JNL/Mellon Capital Management JNL 5 Fund	2,443
JNL/Mellon Capital Management VIP Fund	1
JNL/Mellon Capital Management NYSE® International 25 Fund	2,539
JNL/Mellon Capital Management Communications Sector Fund	87
JNL/Mellon Capital Management Financial Sector Fund	890

JNL Variable Fund LLC
Notes to the Financial Statements (continued)

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts (in thousands) are reclassified within the capital accounts based on their federal income tax treatment as indicated below; temporary differences do not require reclassification.  Permanent  differences may include but are  not  limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown re-classifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts, and distribution adjustments.  These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Gain (Loss)	Capital
JNL/Mellon Capital Management Nasdaq® 25 Fund	$-	$37	$(37)
JNL/Mellon Capital Management Value Line® 30 Fund	2	78	(80)
JNL/Mellon Capital Management DowSM Dividend Fund	-	658	(658)
JNL/Mellon Capital Management 25 Fund	(3)	3	-
JNL/Mellon Capital Management Select Small-Cap Fund	(225)	225	-
JNL/Mellon Capital Management JNL 5 Fund	(81)	81	-
JNL/Mellon Capital Management VIP Fund	482	(482)	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	866	(866)	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	(20)	20	-
JNL/Mellon Capital Management NYSE® International 25 Fund	(1)	1	-

As of December 31, 2009, the cost of investments, components of net unrealized appreciation/(depreciation), undistributed net ordinary income and undistributed net long-term capital gains for U.S. federal income tax purposes (in thousands) were as follows:

	Tax	Gross	Gross	Net Unrealized	Undistributed	Undistributed
	Cost of	Unrealized	Unrealized	Appreciation/	Net Ordinary	Net Long-Term
	Investments	Appreciation	Depreciation	(Depreciation)	Income*	Capital Gain
JNL/Mellon Capital Management Nasdaq® 25 Fund	$116,329	$31,719	$(20,462)	$11,257	$367	$-
JNL/Mellon Capital Management Value Line® 30 Fund	617,633	157,406	(91,086)	66,320	4,383	-
JNL/Mellon Capital Management DowSM Dividend Fund	309,245	68,314	(88,515)	(20,201)	7,150	-
JNL/Mellon Capital Management S&P® 24 Fund	141,375	27,442	(17,064)	10,378	906	-
JNL/Mellon Capital Management 25 Fund	329,728	278,666	(151,042)	127,624	11,707	-
JNL/Mellon Capital Management Select Small-Cap Fund	361,197	137,236	(80,334)	56,902	1,348	-
JNL/Mellon Capital Management JNL 5 Fund	3,772,586	1,146,190	(1,192,637)	(46,447)	70,135	-
JNL/Mellon Capital Management VIP Fund	327,448	111,931	(80,120)	31,811	6,518	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	436,198	175,062	(128,345)	46,717	9,213	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	187,404	87,490	(53,811)	33,679	295	-
JNL/Mellon Capital Management NYSE® International 25 Fund	107,714	9,407	(15,564)	(6,157)	2,078	-
JNL/Mellon Capital Management Communications Sector Fund	56,549	4,013	(12,661)	(8,648)	1,220	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	39,744	6,884	(8,652)	(1,768)	283	-
JNL/Mellon Capital Management Financial Sector Fund	192,562	33,287	(60,826)	(27,539)	2,022	-
JNL/Mellon Capital Management Healthcare Sector Fund	182,468	12,542	(30,507)	(17,965)	1,739	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	532,009	100,190	(135,378)	(35,188)	5,563	-
JNL/Mellon Capital Management Technology Sector Fund	222,399	86,539	(54,513)	32,026	433	-

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2009 was as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain**
JNL/Mellon Capital Management Value Line® 30 Fund	$762	$-
JNL/Mellon Capital Management DowSM Dividend Fund	14,556	-
JNL/Mellon Capital Management S&P® 24 Fund	247	-
JNL/Mellon Capital Management 25 Fund	15,724	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,868	-
JNL/Mellon Capital Management JNL 5 Fund	113,465	-

JNL Variable Fund LLC
Notes to the Financial Statements (continued)

	Net Ordinary	Long-term
	Income *	Capital Gain**
JNL/Mellon Capital Management VIP Fund	$4,817	$-
JNL/Mellon Capital Management JNL Optimized 5 Fund	10,267	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,234	-
JNL/Mellon Capital Management NYSE® International 25 Fund	3,437	-
JNL/Mellon Capital Management Communications Sector Fund	1,449	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	177	-
JNL/Mellon Capital Management Financial Sector Fund	2,019	-
JNL/Mellon Capital Management Healthcare Sector Fund	2,125	4,498
JNL/Mellon Capital Management Oil & Gas Sector Fund	3,950	32,438
JNL/Mellon Capital Management Technology Sector Fund	162	-

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**
 The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital to zero for the year ended December 31, 2009.

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2008 was as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management Nasdaq® 25 Fund	$3,563	$-
JNL/Mellon Capital Management Value Line® 30 Fund	21,822	2,274
JNL/Mellon Capital Management DowSM Dividend Fund	2,531	-
JNL/Mellon Capital Management S&P® 24 Fund	389	14
JNL/Mellon Capital Management 25 Fund	31,584	27,742
JNL/Mellon Capital Management Select Small-Cap Fund	37,218	16,861
JNL/Mellon Capital Management JNL 5 Fund	349,022	322,610
JNL/Mellon Capital Management VIP Fund	61,804	32,179
JNL/Mellon Capital Management JNL Optimized 5 Fund	21,320	4,483
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,291	-
JNL/Mellon Capital Management NYSE® International 25 Fund	3,926	-
JNL/Mellon Capital Management Communications Sector Fund	2,833	4,838
JNL/Mellon Capital Management Consumer Brands Sector Fund	281	3,325
JNL/Mellon Capital Management Financial Sector Fund	1,477	5,315
JNL/Mellon Capital Management Healthcare Sector Fund	1,476	6,827
JNL/Mellon Capital Management Oil & Gas Sector Fund	5,191	28,572
JNL/Mellon Capital Management Technology Sector Fund	146	4,603

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2006, 2007, 2008, and 2009, which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended December 31, 2009.

NOTE 7.  SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers
JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2009, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 25, 2010

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account and the total expenses would be higher if they were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	7/1//2009	12/31//2009	Ratios	Period	7/1//2009	12/31//2009	Ratios	Period
JNL/Mellon Capital Management DowSM 10 Fund
Class A	$ 1,000.00	$1,301.50	0.67%	$ 3.89	$ 1,000.00	$1,018.51	0.67%	$ 3.41
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	1,244.60	0.66	3.73	1,000.00	1,018.61	0.66	3.36
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,204.70	0.70	3.89	1,000.00	1,018.21	0.70	3.56
JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A	1,000.00	1,201.70	0.72	4.00	1,000.00	1,018.01	0.72	3.66
Class B	1,000.00	1,202.20	0.52	2.89	1,000.00	1,020.01	0.52	2.65
JNL/Mellon Capital Management Value Line® 30 Fund
Class A	1,000.00	1,162.90	0.79	4.31	1,000.00	1,017.31	0.79	4.02
Class B	1,000.00	1,160.50	0.59	3.21	1,000.00	1,019.31	0.59	3.00
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	1,385.00	0.68	4.09	1,000.00	1,018.41	0.68	3.46
Class B	1,000.00	1,383.50	0.48	2.88	1,000.00	1,020.41	0.48	2.44
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	1,187.00	0.69	3.80	1,000.00	1,018.31	0.69	3.51
Class B	1,000.00	1,189.90	0.49	2.70	1,000.00	1,020.31	0.49	2.50
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	1,424.70	0.65	3.97	1,000.00	1,018.71	0.65	3.31
Class B	1,000.00	1,426.80	0.45	2.75	1,000.00	1,020.71	0.45	2.29
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	1,151.70	0.65	3.53	1,000.00	1,018.71	0.65	3.31
Class B	1,000.00	1,152.60	0.45	2.44	1,000.00	1,020.71	0.45	2.29
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,245.30	0.64	3.62	1,000.00	1,018.81	0.64	3.26
Class B	1,000.00	1,245.80	0.44	2.49	1,000.00	1,020.81	0.44	2.24
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	1,242.00	0.69	3.90	1,000.00	1,018.31	0.69	3.51
Class B	1,000.00	1,243.70	0.49	2.77	1,000.00	1,020.31	0.49	2.50
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	1,260.20	0.70	3.99	1,000.00	1,018.21	0.70	3.56
Class B	1,000.00	1,262.20	0.50	2.85	1,000.00	1,020.21	0.50	2.55
JNL/Mellon Capital Management S&P® Smid 60 Fund
Class A	1,000.00	1,366.00	0.68	4.06	1,000.00	1,018.41	0.68	3.46
Class B	1,000.00	1,367.50	0.48	2.86	1,000.00	1,020.41	0.48	2.44

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	7/1/2009	12/31//2009	Ratios	Period	7/1/2009	12/31/2009	Ratios	Period
JNL/Mellon Capital Management NYSE® International
25 Fund
Class A	$ 1,000.00	$1,200.50	0.77%	$ 4.27	$ 1,000.00	$1,017.51	0.77%	$ 3.92
Class B	1,000.00	1,200.80	0.57	3.16	1,000.00	1,019.51	0.57	2.90
JNL/Mellon Capital Management Communications
Sector Fund
Class A	1,000.00	1,154.50	0.72	3.91	1,000.00	1,018.01	0.72	3.66
Class B	1,000.00	1,155.20	0.52	2.82	1,000.00	1,020.01	0.52	2.65
JNL/Mellon Capital Management Consumer Brands
Sector Fund
Class A	1,000.00	1,257.60	0.72	4.10	1,000.00	1,018.01	0.72	3.66
Class B	1,000.00	1,258.60	0.52	2.96	1,000.00	1,020.01	0.52	2.65
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	1,233.40	0.69	3.88	1,000.00	1,018.31	0.69	3.51
Class B	1,000.00	1,233.20	0.49	2.76	1,000.00	1,020.31	0.49	2.50
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,187.30	0.69	3.80	1,000.00	1,018.31	0.69	3.51
Class B	1,000.00	1,187.40	0.49	2.70	1,000.00	1,020.31	0.49	2.50
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,172.70	0.67	3.67	1,000.00	1,018.51	0.67	3.41
Class B	1,000.00	1,173.80	0.47	2.58	1,000.00	1,020.51	0.47	2.39
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,293.50	0.68	3.93	1,000.00	1,018.41	0.68	3.46
Class B	1,000.00	1,296.00	0.48	2.78	1,000.00	1,020.41	0.48	2.44

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then dividend by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Additional Disclosures

Quarterly Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 800-766-4683.

Proxy Voting Guidelines
A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center),         1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

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Managers and Officers of JNL Variable Fund LLC
(“Fund”)

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Interested Manager
Mark D. Nerud (43) 1 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	94
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Manager: None

Disinterested Managers
Michael Bouchard (53) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	94
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)

Other Directorships Held by Manager: None

William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	94
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Manager:
Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2004 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (71) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/2004 to present) Manager 2 (6/2003 to present)	94
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

Other Directorships Held by Manager: None

Michelle Engler (51) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	94
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Manager: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

1  Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

2 The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Disinterested Managers
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	94
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Manager: None

Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2003 to present)	94
Principal Occupation(s) During Past 5 Years:
Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present)
Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Manager: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (58) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	94
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Manager:
Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (54) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	94
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Manager: None

Officers
Karen J. Buiter (44) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Other Directorships Held by Trustee: Not Applicable

Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Other Directorships Held by Trustee: Not Applicable

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Officers
Steven J. Fredricks (39) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Attorney of Jackson National Life Insurance Company (2/2002 to 1/2005)

Other Directorships Held by Manager : Not Applicable

Danielle A. Hernandez (29) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 To 08/2006); Executive Assistant at the U.S. House Of Representatives, Washington, D.C. (2002 To 2005)

Other Directorships Held by Manager : Not Applicable

Daniel W. Koors (39) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to present); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Manager : Not Applicable

Michael Piszczek (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Manager : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Managers and Officers of JNL Variable Fund LLC (THE “Fund)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2009:

Manager	Aggregate Compensation from the JNL Variable Fund1	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$29,770	$0	$0	$120,0004
William J. Crowley, Jr.	$30,390	$0	$0	$122,5005
Dominic D’Annunzio 3	$37,833	$0	$0	$152,5006
Michelle Engler	$29,770	$0	$0	$120,000
James Henry	$30,390	$0	$0	$122,500
Richard McLellan	$33,492	$0	$0	$135,000
William R. Rybak	$28,902	$0	$0	$116,500
Patricia Woodworth	$34,112	$0	$0	$137,5007
Steven J. Fredricks 2	$57,252	$0	$0	$230,775

1
The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust and JNL Series Trust (the
“Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $1,026,500.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
4	Amount includes $6,000 deferred by Mr. Bouchard.
5	Amount includes $73,500 deferred by Mr. Crowley.
6	Amount includes $76,250 deferred by Mr. D’Annunzio.
7	Amount includes $137,500 deferred by Ms. Woodworth.

JMX5042 02/10

Supplement Dated February 16, 2010
To The Prospectus Dated April 6, 2009

JNL® Variable Fund LLC

Please note that the changes the changes apply to all Retirement Latitudes contracts issued after May 1, 2010.

The JNL/Mellon Capital Management 25 Fund (the “Fund”) will be closed to new contract holders effective May 1, 2010.  The Fund is still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Fund.  The Fund is also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

The JNL/Mellon Capital Management DowSM 10 Fund and JNL/Mellon Capital Management S&P® 10 Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL ASSET
Lansing, MI 48951	MANAGEMENT
L.L.C.

VADV7338 02/10

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee.  William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2008 and December 31, 2009.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2008	$93,660	$48,900	$33,320	$0
2009	$87,702	$16,300	$34,000	$0

The above Audit-Related Fees for 2008 and 2009 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2008 and 2009 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2008	$49,000	$0	$0
2009	$48,110	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement of Auditing Standards No. 70 of the adviser and administrator of the registrant.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2008 was $131,220.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2009 was $98,410.

(h) For the fiscal years ended December 31, 2008 and December 31, 2009, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)           Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund for which a summary schedule of investments was provided in the Annual Report, December 31, 2009, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC
Schedules of Investments (in thousands)
December 31, 2009

	Shares / Par	Value
JNL/Mellon Capital Management
JNL 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 19.9%
AutoZone Inc. (c)	430	$68,000
Buffalo Wild Wings Inc. (b) (c)	165	6,649
Fred's Inc.	379	3,866
GKN Plc (c)	28,832	54,474
H&R Block Inc.	2,647	59,875
HOT Topic Inc. (b) (c)	411	2,612
International Game Technology	2,023	37,978
ITV Plc (c)	70,363	59,483
Jo-Ann Stores Inc. (b) (c)	237	8,578
Ladbrokes Plc	15,106	33,541
Leggett & Platt Inc. (b)	1,588	32,394
Limited Brands Inc. (b)	2,397	46,114
Macy's Inc.	2,324	38,952
Mattel Inc.	1,506	30,094
Monro Muffler Brake Inc.	172	5,767
National Presto Industries Inc. (b)	63	6,876
Nordstrom Inc. (b)	1,808	67,944
PetMed Express Inc. (b)	213	3,754
Rent-A-Center Inc. (c)	616	10,924
Sherwin-Williams Co. (b)	1,008	62,125
Starwood Hotels & Resorts Worldwide Inc. (b)	1,344	49,162
Steven Madden Ltd. (c)	165	6,801
Wet Seal Inc. (b) (c)	881	3,038
		699,001
CONSUMER STAPLES - 10.3%
Cal-Maine Foods Inc. (b)	198	6,761
Diamond Foods Inc. (b)	150	5,323
General Mills Inc.	990	70,085
J&J Snack Foods Corp.	167	6,688
Kraft Foods Inc. - Class A	2,241	60,910
Kroger Co.	2,282	46,855
Lance Inc. (b)	296	7,772
Lorillard Inc.	427	34,246
Nash Finch Co. (b)	118	4,373
Philip Morris International Inc.	554	26,713
Prestige Brands Holdings Inc. (c)	464	3,647
Spartan Stores Inc.	210	2,997
SUPERVALU Inc.	1,649	20,962
TreeHouse Foods Inc. (b) (c)	293	11,370
Wal-Mart Stores Inc.	1,074	57,396
		366,098
ENERGY - 2.3%
Clayton Williams Energy Inc. (c)	111	3,874
Spectra Energy Corp.	1,531	31,394
Teekay Corp. (b)	1,226	28,456
VAALCO Energy Inc.	549	2,498
World Fuel Services Corp. (b)	540	14,465
		80,687
FINANCIALS - 14.5%
Altisource Portfolio Solutions SA (c)	198	4,154
Amerisafe Inc. (c)	179	3,209
BancFirst Corp.	141	5,228
Bank Mutual Corp.	440	3,045
Bank of America Corp.	7,123	107,267
Bank of the Ozarks Inc. (b)	158	4,614
Berkshire Hills Bancorp Inc. (b)	112	2,309
BOC Hong Kong Holdings Ltd.	35,485	79,717
Brookline Bancorp Inc. (b)	533	5,286
Chemical Financial Corp. (b)	229	5,395
Community Bank System Inc. (b)	304	5,869
Community Trust Bancorp Inc.	140	3,435
CVB Financial Corp. (b)	778	6,724
EZCORP Inc. - Class A (b) (c)	371	6,392
Financial Federal Corp.	236	6,490
First Bancorp Inc. Puerto Rico (b)	885	2,036
First Cash Financial Services Inc. (c)	271	6,021
First Commonwealth Financial Corp.	764	3,551
Home Bancshares Inc.	186	4,483
IberiaBank Corp. (b)	144	7,757
Investors Real Estate Trust	542	4,878
JPMorgan Chase & Co.	1,907	79,484
Life Partners Holdings Inc. (b)	140	2,960
NBT Bancorp Inc. (b)	303	6,162
Nelnet Inc. - Class A (b)	351	6,045
New World Development Ltd.	39,641	80,758
Ocwen Financial Corp. (b) (c)	578	5,531
Old National Bancorp (b)	622	7,731
Pinnacle Financial Partners Inc. (b) (c)	220	3,126
Republic Bancorp Inc. - Class A (b)	167	3,435
S&T Bancorp Inc. (b)	258	4,385
San Juan Basin Royalty Trust	776	13,383
Stifel Financial Corp. (b) (c)	237	14,037
SWS Group Inc. (b)	260	3,142
WesBanco Inc. (b)	257	3,173
		511,212
HEALTH CARE - 10.3%
Bristol-Myers Squibb Co.	1,039	26,235
Computer Programs & Systems Inc. (b)	99	4,581
Conmed Corp. (b) (c)	269	6,123
CryoLife Inc. (c)	248	1,595
Eli Lilly & Co. (b)	599	21,387
Gentiva Health Services Inc. (b) (c)	267	7,214
Greatbatch Inc. (b) (c)	206	3,970
Hanger Orthopedic Group Inc. (c)	284	3,924
HealthSpring Inc. (b) (c)	541	9,525
Landauer Inc. (b)	87	5,325
LHC Group Inc. (b) (c)	170	5,700
Martek Biosciences Corp. (b) (c)	307	5,814
Merck & Co. Inc.	1,980	72,333
Merit Medical Systems Inc. (c)	264	5,084
Pfizer Inc.	5,663	103,012
Quest Diagnostics Inc. (b)	1,158	69,934
Questcor Pharmaceuticals Inc. (b) (c)	621	2,950
ViroPharma Inc. (c)	736	6,176
		360,882
INDUSTRIALS - 18.2%
AAON Inc.	155	3,028
AeroVironment Inc. (c)	194	5,639
American Science & Engineering Inc.	81	6,135
Applied Signal Technology Inc.	116	2,237
Arkansas Best Corp.	233	6,865
Avery Dennison Corp.	736	26,869
Beacon Roofing Supply Inc. (c)	420	6,722
Cathay Pacific Airways Ltd.	35,726	66,341
CH Robinson Worldwide Inc. (b)	1,092	64,131
Citic Pacific Ltd.	37,209	99,370
COSCO Pacific Ltd. (b)	39,462	50,077
Encore Wire Corp. (b)	216	4,557
ESCO Technologies Inc. (b)	242	8,674
Exponent Inc. (c)	134	3,741
Force Protection Inc. (c)	628	3,273
General Electric Co.	6,192	93,691
Genesee & Wyoming Inc. - Class A (b) (c)	295	9,624
Hawaiian Holdings Inc. (b) (c)	461	3,225
ICF International Inc. (c)	139	3,719
Marten Transport Ltd. (c)	200	3,585
MasTec Inc. (c)	628	7,846
Navigant Consulting Inc. (c)	447	6,639
Old Dominion Freight Line Inc. (c)	349	10,710
Pitney Bowes Inc. (b)	943	21,463
Standex International Corp.	109	2,197
Stanley Inc. (c)	216	5,910
Sykes Enterprises Inc. (c)	382	9,741
Textron Inc. (b)	1,734	32,623
Waste Management Inc. (b)	1,817	61,428
Watsco Inc. (b)	225	11,015
		641,075
INFORMATION TECHNOLOGY - 4.5%
AsiaInfo Holdings Inc. (b) (c)	428	13,034
CSG Systems International Inc. (c)	329	6,285
EPIQ Systems Inc. (c)	328	4,583
Forrester Research Inc. (b) (c)	213	5,522
InterDigital Inc. (b) (c)	401	10,649
Logica Plc	40,523	74,404
Motorola Inc. (c)	5,430	42,139
NCI Inc. (b) (c)	77	2,120
S1 Corp. (c)	486	3,168
		161,904
MATERIALS - 12.3%
Alcoa Inc.	8,908	143,600
Balchem Corp. (b)	168	5,616
Eastman Chemical Co.	758	45,650
EI Du Pont de Nemours & Co.	3,966	133,550
Olin Corp.	1,329	23,289
PPG Industries Inc. (b)	568	33,257
RPM International Inc.	1,810	36,794
Stepan Co. (b)	91	5,903
Zep Inc.	199	3,442
		431,101
TELECOMMUNICATION SERVICES - 6.4%
AT&T Inc.	2,112	59,188
BCE Inc.	1,175	32,444
BT Group Plc	20,716	45,162
Shenandoah Telecommunications Co. (b)	226	4,591
TELUS Corp. (b)	846	26,355
Verizon Communications Inc.	1,775	58,795
		226,535
UTILITIES - 0.9%
California Water Service Group (b)	192	7,074
CH Energy Group Inc. (b)	146	6,223
Laclede Group Inc.	205	6,909
South Jersey Industries Inc. (b)	274	10,467
		30,673

Total Common Stocks (cost $3,499,961)		3,509,168

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$13,809	587

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $13,809)		587

SHORT TERM INVESTMENTS - 6.2%
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	38,713	38,713
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	178,045	177,671

Total Short Term Investments (cost $216,758)		216,384

Total Investments - 106.0% (cost $3,730,528)		3,726,139
Other Assets and Liabilities, Net - (6.0%)		(212,424)
Total Net Assets - 100%		$3,513,715

JNL/Mellon Capital Management
VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.4%
Apollo Group Inc. - Class A (c)	47	2,829
AutoZone Inc. (c)	21	3,388
Buffalo Wild Wings Inc. (c)	12	491
Comcast Corp. - Class A	211	3,552
Daimler AG	62	3,304
DeVry Inc.	10	555
DIRECTV - Class A (c)	108	3,586
Dollar Tree Inc. (c)	12	600
Family Dollar Stores Inc.	19	529
Fred's Inc.	27	279
H&R Block Inc.	47	1,060
Hasbro Inc.	66	2,109
HOT Topic Inc. (b) (c)	29	185
Jo-Ann Stores Inc. (b) (c)	18	658
McDonald's Corp.	73	4,589
Monro Muffler Brake Inc.	13	423
National Presto Industries Inc.	5	532
NetFlix Inc. (b) (c)	15	849
Panera Bread Co. - Class A (b) (c)	9	614
PetMed Express Inc. (b)	17	296
Renault SA (c)	89	4,608
Rent-A-Center Inc. (c)	47	826
Ross Stores Inc.	15	657
Shaw Communications Inc.	55	1,129
Staples Inc. (b)	73	1,806
Steven Madden Ltd. (c)	13	529
Tractor Supply Co. (c)	13	691
Wet Seal Inc. (b) (c)	66	227
		40,901
CONSUMER STAPLES - 6.5%
Anheuser-Busch InBev NV	99	5,192
Brown-Forman Corp. - Class B	37	1,999
Cal-Maine Foods Inc. (b)	16	543
Church & Dwight Co. Inc.	10	584
Clorox Co.	34	2,104
Diamond Foods Inc.	13	445
Estee Lauder Cos. Inc.	62	2,995
J&J Snack Foods Corp.	13	518
Lance Inc. (b)	22	588
Nash Finch Co. (b)	9	326
Prestige Brands Holdings Inc. (c)	34	268
Spartan Stores Inc. (b)	15	213
TreeHouse Foods Inc. (c)	39	1,499
Wal-Mart Stores Inc.	81	4,354
		21,628
ENERGY - 4.9%
Chevron Corp.	51	3,888
Clayton Williams Energy Inc. (c)	8	284
ConocoPhillips	37	1,906
ENI SpA	99	2,527
Ensco International Plc	68	2,713
StatoilHydro ASA	142	3,555
VAALCO Energy Inc.	40	181
World Fuel Services Corp. (b)	41	1,097
		16,151
FINANCIALS - 17.5%
Altisource Portfolio Solutions SA (c)	15	310
Amerisafe Inc. (c)	13	231
AXA SA	104	2,468
BancFirst Corp.	10	380
Banco Bilbao Vizcaya Argentaria SA	195	3,556
Banco Santander SA	246	4,081
Bank Mutual Corp.	35	239
Bank of America Corp.	130	1,964
Bank of the Ozarks Inc.	12	360
BB&T Corp. (b)	67	1,706
Berkshire Hills Bancorp Inc.	8	172
BNP Paribas	54	4,353
Brookline Bancorp Inc.	40	397
Chemical Financial Corp. (b)	17	391
Community Bank System Inc. (b)	24	459
Community Trust Bancorp Inc.	10	249
CVB Financial Corp. (b)	59	513
Deutsche Bank AG	59	4,187
EZCORP Inc. - Class A (c)	29	497
Financial Federal Corp.	18	487
First Bancorp Inc. Puerto Rico (b)	62	142
First Cash Financial Services Inc. (c)	20	452
First Commonwealth Financial Corp.	63	292
First Niagara Financial Group Inc.	112	1,556
Fulton Financial Corp.	192	1,675
Home Bancshares Inc.	15	362
Huntington Bancshares Inc.	237	867
IberiaBank Corp.	11	615
Investors Real Estate Trust	40	357
Life Partners Holdings Inc. (b)	10	213
Moody's Corp. (b)	95	2,533
NBT Bancorp Inc. (b)	23	467
Nelnet Inc. - Class A	27	468
Nordea Bank AB	331	3,378
Ocwen Financial Corp. (c)	44	424
Old National Bancorp	49	607
People's United Financial Inc. (b)	104	1,731
Pinnacle Financial Partners Inc. (b) (c)	17	235
Plum Creek Timber Co. Inc. (b)	55	2,092
Regions Financial Corp. (b)	229	1,210
Republic Bancorp Inc. - Class A (b)	12	253
S&T Bancorp Inc. (b)	19	329
Sampo Oyj	125	3,041
Skandinaviska Enskilda Banken AB (c)	301	1,867
Stifel Financial Corp. (c)	18	1,067
SunTrust Banks Inc. (b)	62	1,248
SWS Group Inc.	20	240
Travelers Cos. Inc.	43	2,135
WesBanco Inc.	18	221
Zions Bancorporation (b)	74	952
		58,029
HEALTH CARE - 17.1%
Amgen Inc. (c)	159	8,993
Biogen Idec Inc. (c)	29	1,570
Bristol-Myers Squibb Co.	197	4,963
Chemed Corp.	12	560
Computer Programs & Systems Inc. (b)	7	338
Conmed Corp. (c)	20	458
CryoLife Inc. (c)	20	130
DaVita Inc. (c)	14	822
Endo Pharmaceuticals Holdings Inc. (c)	18	367
Express Scripts Inc. (c)	68	5,904
Forest Laboratories Inc. (c)	75	2,422
Gentiva Health Services Inc. (c)	20	534
Gilead Sciences Inc. (c)	38	1,627
Greatbatch Inc. (b) (c)	17	319
Haemonetics Corp. (c)	8	421
Hanger Orthopedic Group Inc. (c)	22	308
HealthSpring Inc. (c)	41	727
Johnson & Johnson	76	4,926
Landauer Inc.	7	402
LHC Group Inc. (b) (c)	13	442
Martek Biosciences Corp. (b) (c)	23	442
Medco Health Solutions Inc. (c)	68	4,325
Merit Medical Systems Inc. (c)	21	406
OSI Pharmaceuticals Inc. (b) (c)	11	356
Perrigo Co. (b)	14	557
Pfizer Inc.	104	1,895
Pharmaceutical Product Development Inc.	15	363
Questcor Pharmaceuticals Inc. (c)	44	210
ResMed Inc. (b) (c)	12	616
Teva Pharmaceutical Industries Ltd. - ADR	191	10,755
ViroPharma Inc. (c)	55	461
		56,619
INDUSTRIALS - 11.2%
AAON Inc.	11	223
AeroVironment Inc. (c)	15	437
American Science & Engineering Inc.	6	485
Applied Signal Technology Inc.	9	169
Arkansas Best Corp.	18	515
Beacon Roofing Supply Inc. (c)	31	494
Briggs & Stratton Corp. (b)	105	1,961
Cintas Corp.	20	532
Deutsche Post AG	138	2,678
Dun & Bradstreet Corp.	25	2,101
Eaton Corp.	37	2,370
Encore Wire Corp.	16	333
ESCO Technologies Inc. (b)	19	672
Exponent Inc. (c)	9	255
Force Protection Inc. (c)	47	246
Genesee & Wyoming Inc. - Class A (c)	23	735
Hawaiian Holdings Inc. (c)	35	247
ICF International Inc. (c)	10	267
JB Hunt Transport Services Inc.	17	544
Marten Transport Ltd. (c)	15	261
MasTec Inc. (c)	46	581
Navigant Consulting Inc. (c)	33	493
Old Dominion Freight Line Inc. (c)	25	781
Robert Half International Inc. (b)	92	2,459
Rockwell Automation Inc. (b)	59	2,781
RR Donnelley & Sons Co.	136	3,021
Sandvik AB	370	4,471
Standex International Corp.	9	182
Stanley Inc. (c)	17	467
Sykes Enterprises Inc. (c)	29	744
Textron Inc. (b)	133	2,497
Timken Co.	94	2,228
Watsco Inc. (b)	17	843
		37,073
INFORMATION TECHNOLOGY - 15.0%
Altera Corp.	145	3,282
AsiaInfo Holdings Inc. (b) (c)	32	973
Automatic Data Processing Inc.	52	2,238
Broadcom Corp. - Class A (b) (c)	45	1,418
Check Point Software Technologies Ltd. (c)	24	821
Cisco Systems Inc. (c)	282	6,743
CSG Systems International Inc. (c)	24	466
EPIQ Systems Inc. (c)	24	342
Fiserv Inc. (c)	16	799
Forrester Research Inc. (c)	16	411
Intel Corp.	313	6,394
InterDigital Inc. (c)	31	831
Intuit Inc. (b) (c)	33	1,005
Juniper Networks Inc. (c)	53	1,420
Lexmark International Inc. (c)	71	1,856
Linear Technology Corp. (b)	23	689
Mantech International Corp. - Class A (c)	9	415
Microchip Technology Inc. (b)	98	2,855
Microsoft Corp.	236	7,202
NCI Inc. (b) (c)	6	155
Oracle Corp.	259	6,360
S1 Corp. (c)	37	240
SAIC Inc. (c)	28	532
Symantec Corp. (c)	85	1,513
Xilinx Inc.	28	704
		49,664
MATERIALS - 4.3%
Balchem Corp.	13	428
BASF SE	59	3,701
Eastman Chemical Co.	58	3,476
MeadWestvaco Corp. (b)	164	4,683
Rock-Tenn Co. - Class A	13	661
Sigma-Aldrich Corp.	13	665
Stepan Co.	7	434
Zep Inc.	15	254
		14,302
TELECOMMUNICATION SERVICES - 2.1%
Portugal Telecom SGPS SA	274	3,348
Shenandoah Telecommunications Co.	16	332
TeliaSonera AB	466	3,382
		7,062
UTILITIES - 8.8%
AGL Resources Inc.	58	2,123
American Electric Power Co. Inc.	55	1,929
California Water Service Group	14	522
CH Energy Group Inc.	11	452
Dominion Resources Inc.	54	2,086
Enel SpA	369	2,140
Exelon Corp.	35	1,689
Fortum Oyj	108	2,950
Laclede Group Inc.	15	515
NiSource Inc.	168	2,583
Oneok Inc.	63	2,819
Pinnacle West Capital Corp.	57	2,068
PPL Corp.	62	1,995
SCANA Corp.	52	1,947
South Jersey Industries Inc.	20	778
TECO Energy Inc.	150	2,436
		29,032

Total Common Stocks (cost $294,030)		330,461

RIGHTS - 0.0%
Fortis - Rights (c) (e)	140	-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$934	40

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $934)		40

SHORT TERM INVESTMENTS - 8.7%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.07% (a) (f)	987	987

Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	15,576	15,576
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	12,220	12,195
		27,771

Total Short Term Investments (cost $28,783)		28,758

Total Investments - 108.5% (cost $323,747)		359,259
Other Assets and Liabilities, Net - (8.5%)		(28,056)
Total Net Assets - 100%		$331,203

JNL/Mellon Capital Management
Consumer Brands Sector Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 70.5%
99 Cents Only Stores (c)	1	16
Aaron's Inc. (b)	1	33
Abercrombie & Fitch Co. - Class A	2	78
Advance Auto Parts Inc.	2	101
Aeropostale Inc. (b) (c)	2	60
Amazon.com Inc. (c)	8	1,084
American Eagle Outfitters Inc.	4	76
AnnTaylor Stores Corp. (c)	2	21
Apollo Group Inc. - Class A (c)	3	201
Arbitron Inc. (b)	1	16
AutoNation Inc. (b) (c)	2	37
AutoZone Inc. (c)	1	130
Bally Technologies Inc. (c)	1	59
Barnes & Noble Inc. (b)	1	20
Bed Bath & Beyond Inc. (c)	7	263
Best Buy Co. Inc.	9	348
Big Lots Inc. (c)	2	62
Bob Evans Farms Inc.	1	22
Boyd Gaming Corp. (c)	2	13
Brinker International Inc.	3	39
Buckle Inc. (b)	1	20
Burger King Holdings Inc.	2	45
Cablevision Systems Corp. - Class A	6	167
Career Education Corp. (c)	2	37
Carmax Inc. (c)	5	126
Carnival Corp. (c)	11	347
Cato Corp. - Class A	1	15
CBS Corp. - Class B	15	213
CEC Entertainment Inc. (c)	1	19
Cheesecake Factory Inc. (b) (c)	1	32
Chico's FAS Inc. (c)	5	64
Childrens Place Retail Stores Inc. (b) (c)	1	20
Chipotle Mexican Grill Inc. - Class A (c)	1	72
Choice Hotels International Inc.	1	25
Collective Brands Inc. (c)	2	38
Comcast Corp. - Class A	54	907
Comcast Corp. - Special Class A	21	335
Corinthian Colleges Inc. (b) (c)	2	28
Cracker Barrel Old Country Store Inc.	1	22
CTC Media Inc. (c)	1	20
Darden Restaurants Inc.	4	128
DeVry Inc.	2	92
Dick's Sporting Goods Inc. (c)	2	56
Dillard's Inc. - Class A	1	26
DIRECTV - Class A (c)	25	838
Discovery Communications Inc. - Class A (c)	4	108
Discovery Communications Inc. - Class C (c)	4	95
DISH Network Corp.	6	115
Dollar Tree Inc. (c)	2	114
DreamWorks Animation SKG Inc. (c)	2	73
Dress Barn Inc. (b) (c)	2	39
Expedia Inc. (c)	6	142
Family Dollar Stores Inc.	3	94
Foot Locker Inc.	4	46
GameStop Corp. - Class A (b) (c)	4	94
Gannett Co. Inc.	6	88
Gap Inc.	13	276
Gaylord Entertainment Co. (c)	1	17
Genesco Inc. (c)	1	17
Group 1 Automotive Inc. (c)	1	18
Guess? Inc.	2	64
Gymboree Corp. (c)	1	33
H&R Block Inc.	9	200
Hillenbrand Inc.	2	30
Home Depot Inc.	44	1,283
HSN Inc. (c)	1	21
Interactive Data Corp.	1	23
International Game Technology	8	146
International Speedway Corp. - Class A	1	20
Interpublic Group of Cos. Inc. (b) (c)	12	92
Interval Leisure Group Inc. (c)	1	14
ITT Educational Services Inc. (b) (c)	1	93
J Crew Group Inc. (b) (c)	1	60
J.C. Penney Co. Inc.	5	144
Jack in the Box Inc. (c)	1	29
John Wiley & Sons Inc.	1	53
Kohl's Corp. (c)	8	405
Lamar Advertising Co. (c)	1	45
Las Vegas Sands Corp. (b) (c)	11	169
Liberty Global Inc. - Class A (c)	3	70
Liberty Global Inc. (c)	3	71
Liberty Media - Starz (c)	1	61
Liberty Media Corp. - Capital (c)	2	53
Liberty Media Corp. - Interactive (c)	15	160
Life Time Fitness Inc. (b) (c)	1	27
Limited Brands Inc.	7	138
Live Nation Inc. (c)	2	18
Lowe's Cos. Inc.	38	894
Macy's Inc.	11	184
Marriott International Inc. - Class A (b)	8	221
Matthews International Corp. - Class A (b)	1	29
McDonald's Corp.	28	1,760
McGraw-Hill Cos. Inc.	8	274
Men's Wearhouse Inc.	1	26
Meredith Corp.	1	30
MGM Mirage (b) (c)	6	58
Morningstar Inc. (c)	1	28
NetFlix Inc. (b) (c)	1	68
New York Times Co. - Class A (c)	3	32
News Corp. - Class A	47	649
News Corp. - Class B	11	181
Nordstrom Inc.	4	165
Office Depot Inc. (c)	7	46
OfficeMax Inc. (c)	2	25
Omnicom Group Inc.	8	316
O'Reilly Automotive Inc. (c)	4	136
Orient-Express Hotels Ltd. (b) (c)	2	19
Panera Bread Co. - Class A (b) (c)	1	52
Papa John's International Inc. (c)	1	14
Penn National Gaming Inc. (c)	2	47
PetSmart Inc. (b)	3	87
PF Chang's China Bistro Inc. (b) (c)	1	22
Pinnacle Entertainment Inc. (c)	2	14
Polo Ralph Lauren Corp. (b)	1	121
Priceline.com Inc. (c)	1	251
RadioShack Corp.	3	63
Regal Entertainment Group - Class A	2	30
Regis Corp.	1	23
Rent-A-Center Inc. (c)	2	31
Ross Stores Inc.	3	139
Royal Caribbean Cruises Ltd. (b) (c)	3	87
Saks Inc. (b) (c)	4	24
Sally Beauty Holdings Inc. (b) (c)	2	17
Scholastic Corp.	1	22
Scientific Games Corp. - Class A (c)	2	26
Scripps Networks Interactive Inc.	2	97
Sears Holdings Corp. (b) (c)	2	126
Service Corp. International	7	54
Signet Jewelers Ltd. (c)	2	60
Sonic Corp. (c)	2	16
Sotheby's - Class A	2	40
Staples Inc.	19	463
Starbucks Corp. (c)	19	440
Starwood Hotels & Resorts Worldwide Inc. (b)	4	165
Strayer Education Inc. (b)	-	76
Target Corp.	18	864
Ticketmaster Entertainment Inc. (c)	1	13
Tiffany & Co.	3	139
Time Warner Cable Inc. (b)	9	381
Time Warner Inc.	31	889
TJX Cos. Inc.	11	404
Tractor Supply Co. (c)	1	51
Urban Outfitters Inc. (c)	3	121
Vail Resorts Inc. (b) (c)	1	35
Viacom Inc. - Class B (c)	14	427
Walt Disney Co. (b)	46	1,491
Washington Post Co.	-	66
Weight Watchers International Inc.	1	27
Wendy's/Arby's Group Inc.	10	45
Williams-Sonoma Inc.	2	51
WMS Industries Inc. (c)	2	60
Wyndham Worldwide Corp.	5	92
Wynn Resorts Ltd.	2	117
Yum! Brands Inc. (b)	12	423
		24,673
CONSUMER STAPLES - 20.5%
BJ's Wholesale Club Inc. (c)	1	46
Casey's General Stores Inc.	1	42
Costco Wholesale Corp.	11	667
CVS Caremark Corp.	37	1,187
Kroger Co.	16	325
Rite Aid Corp. (b) (c)	16	23
Ruddick Corp. (b)	1	28
Safeway Inc.	11	231
SUPERVALU Inc.	6	71
Sysco Corp.	15	430
United Natural Foods Inc. (c)	1	28
Walgreen Co.	26	951
Wal-Mart Stores Inc.	57	3,053
Whole Foods Market Inc. (c)	3	81
		7,163
HEALTH CARE - 3.1%
AmerisourceBergen Corp.	8	202
Cardinal Health Inc.	9	303
Chemed Corp.	1	29
McKesson Corp.	7	439
Omnicare Inc.	3	73
VCA Antech Inc. (c)	2	55
		1,101
INDUSTRIALS - 3.1%
Alaska Air Group Inc. (c)	1	33
AMR Corp. (c)	8	66
Avis Budget Group Inc. (c)	3	35
Continental Airlines Inc. - Class B (c)	4	64
Copart Inc. (c)	2	70
Delta Air Lines Inc. (c)	20	228
Dun & Bradstreet Corp.	1	117
Hertz Global Holdings Inc. (c)	5	57
IHS Inc. (b) (c)	1	66
JetBlue Airways Corp. (c)	7	36
Rollins Inc.	1	25
SkyWest Inc.	1	23
Southwest Airlines Co.	19	219
UAL Corp. (b) (c)	4	57
		1,096
INFORMATION TECHNOLOGY - 2.6%
Acxiom Corp. (c)	2	28
AOL Inc. (c)	-	-
Dolby Laboratories Inc. - Class A (c)	1	65
eBay Inc. (c)	29	675
Factset Research Systems Inc.	1	72
ValueClick Inc. (c)	2	23
WebMD Health Corp. - Class A (c)	1	50
		913

Total Common Stocks (cost $31,496)		34,946

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$30	1

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 8.7%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.07% (a) (f)	176	176

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	2,228	2,228
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	626	625
		2,853

Total Short Term Investments (cost $3,030)		3,029

Total Investments - 108.5% (cost $34,556)		37,976
Other Assets and Liabilities, Net - (8.5%)		(2,971)
Total Net Assets - 100%		$35,005

JNL/Mellon Capital Management
Financial Sector Fund
COMMON STOCKS - 100.6%
FINANCIALS - 95.4%
ACE Ltd. (c)	31	$1,573
Affiliated Managers Group Inc. (b) (c)	4	245
AFLAC Inc.	44	2,024
Alexandria Real Estate Equities Inc.	4	263
Alleghany Corp. (c)	1	174
Allied World Assurance Co. Holdings Ltd.	3	136
Allstate Corp.	49	1,486
AMB Property Corp. (b)	13	341
American Campus Communities Inc. (b)	4	116
American Express Co.	97	3,945
American Financial Group Inc.	7	172
American International Group Inc. (b) (c)	11	329
American National Insurance Co. (b)	1	159
AmeriCredit Corp. (c)	5	92
Ameriprise Financial Inc.	24	912
Annaly Capital Management Inc.	51	885
AON Corp.	22	862
Apartment Investment & Management Co.	9	150
Arch Capital Group Ltd. (c)	5	363
Argo Group International Holdings Ltd. (c)	3	74
Arthur J Gallagher & Co. (b)	9	197
Aspen Insurance Holdings Ltd.	7	167
Associated Banc-Corp (b)	10	111
Assurant Inc.	11	314
Assured Guaranty Ltd.	12	255
Astoria Financial Corp.	8	94
AvalonBay Communities Inc. (b)	7	615
Axis Capital Holdings Ltd.	13	382
BancorpSouth Inc. (b)	7	157
Bank of America Corp.	578	8,704
Bank of Hawaii Corp.	4	195
Bank of New York Mellon Corp. (a)	112	3,137
BB&T Corp. (b)	64	1,619
BioMed Realty Trust Inc.	8	125
BlackRock Inc. (b)	4	918
BOK Financial Corp.	2	81
Boston Properties Inc.	13	854
Brandywine Realty Trust	10	114
BRE Properties Inc. - Class A (b)	4	144
Brookfield Properties Corp.	23	281
Brown & Brown Inc. (b)	10	185
Camden Property Trust	6	242
Capital One Financial Corp. (b)	41	1,556
CapitalSource Inc.	21	84
Capitol Federal Financial	2	56
Cathay General Bancorp (b)	4	26
CB Richard Ellis Group Inc. - Class A (b) (c)	20	265
CBL & Associates Properties Inc.	13	129
Charles Schwab Corp.	88	1,661
Chimera Investment Corp.	60	232
Chubb Corp.	32	1,570
Cincinnati Financial Corp. (b)	14	359
Citigroup Inc.	1,567	5,186
City National Corp. (b)	3	156
CME Group Inc.	6	2,107
Colonial Properties Trust	6	67
Comerica Inc.	14	403
Commerce Bancshares Inc.	6	223
Corporate Office Properties Trust (b)	5	185
Cousins Properties Inc.	-	-
Cullen/Frost Bankers Inc. (b)	5	251
DCT Industrial Trust Inc.	20	100
Delphi Financial Group Inc.	5	104
Developers Diversified Realty Corp. (b)	11	100
DiamondRock Hospitality Co.	8	69
Digital Realty Trust Inc. (b)	6	312
Discover Financial Services	50	735
Douglas Emmett Inc.	10	141
Duke Realty Corp.	21	260
E*Trade Financial Corp. (c)	177	310
East West Bancorp Inc.	7	106
EastGroup Properties Inc.	2	85
Eaton Vance Corp. (b)	10	316
Endurance Specialty Holdings Ltd.	4	164
Entertainment Properties Trust (b)	3	94
Equity Lifestyle Properties Inc. (b)	2	108
Equity Residential (b)	26	863
Erie Indemnity Co. - Class A	3	106
Essex Property Trust Inc. (b)	2	202
Everest Re Group Ltd.	5	453
Federal Realty Investment Trust (b)	6	391
Federated Investors Inc. - Class B	9	254
Fidelity National Financial Inc. - Class A	21	286
Fifth Third Bancorp	73	711
First American Corp.	11	378
First Financial Bankshares Inc. (b)	2	94
First Horizon National Corp. (c)	20	265
First Midwest Bancorp Inc. (b)	4	41
First Niagara Financial Group Inc.	17	239
FirstMerit Corp. (b)	8	166
FNB Corp. (b)	9	60
Forest City Enterprises Inc. - Class A (c)	12	136
Forestar Group Inc. (b) (c)	2	51
Franklin Resources Inc.	14	1,488
Franklin Street Properties Corp.	5	74
Fulton Financial Corp. (b)	14	122
Genworth Financial Inc. - Class A (c)	45	516
Glacier Bancorp Inc.	5	73
GLG Partners Inc. (b) (c)	14	44
Goldman Sachs Group Inc.	40	6,796
Greenhill & Co. Inc.	3	201
Hancock Holding Co.	3	135
Hanover Insurance Group Inc.	5	206
Hartford Financial Services Group Inc.	36	826
Hatteras Financial Corp. (b)	3	84
HCC Insurance Holdings Inc.	10	282
HCP Inc.	27	839
Health Care REIT Inc.	11	502
Healthcare Realty Trust Inc. (b)	5	109
Highwoods Properties Inc. (b)	6	207
Home Properties Inc.	3	130
Horace Mann Educators Corp.	2	30
Hospitality Properties Trust	12	273
Host Hotels & Resorts Inc. (b) (c)	57	660
HRPT Properties Trust	19	123
Hudson City Bancorp Inc. (b)	45	619
Huntington Bancshares Inc.	62	227
IberiaBank Corp.	2	91
IntercontinentalExchange Inc. (c)	7	760
International Bancshares Corp.	4	81
Invesco Ltd.	39	917
Investment Technology Group Inc. (c)	3	68
Janus Capital Group Inc.	16	216
Jefferies Group Inc. (c)	11	258
Jones Lang LaSalle Inc.	4	212
JPMorgan Chase & Co.	172	7,185
KBW Inc. (c)	3	92
KeyCorp (b)	82	457
Kilroy Realty Corp. (b)	3	103
Kimco Realty Corp.	34	467
Knight Capital Group Inc. (b) (c)	8	125
LaSalle Hotel Properties (b)	5	104
Legg Mason Inc.	15	443
Lexington Realty Trust	4	27
Liberty Property Trust	11	339
Lincoln National Corp.	28	706
Loews Corp.	32	1,155
M&T Bank Corp. (b)	6	431
Macerich Co.	9	325
Mack-Cali Realty Corp.	7	258
Markel Corp. (b) (c)	1	299
Marsh & McLennan Cos. Inc.	47	1,033
Marshall & Ilsley Corp.	48	262
Max Capital Group Ltd.	4	80
MB Financial Inc. (b)	4	88
MBIA Inc. (b) (c)	12	49
Mercury General Corp. (b)	2	82
MetLife Inc.	54	1,918
MF Global Ltd. (b) (c)	7	49
MFA Financial Inc.	24	174
MGIC Investment Corp. (b) (c)	9	52
Mid-America Apartment Communities Inc.	2	118
Montpelier Re Holdings Ltd.	7	114
Moody's Corp. (b)	17	463
Morgan Stanley	116	3,441
MSCI Inc. (c)	9	281
NASDAQ OMX Group Inc. (c)	14	286
National Penn Bancshares Inc.	12	67
National Retail Properties Inc. (b)	7	145
Nationwide Health Properties Inc.	10	356
New York Community Bancorp Inc. (b)	40	578
NewAlliance Bancshares Inc. (b)	9	105
Northern Trust Corp.	23	1,195
NYSE Euronext	24	608
Old National Bancorp	8	103
Old Republic International Corp.	20	200
Omega Healthcare Investors Inc.	7	139
optionsXpress Holdings Inc.	4	60
PacWest Bancorp	2	31
Park National Corp. (b)	1	52
PartnerRe Ltd.	5	380
People's United Financial Inc.	33	544
Piper Jaffray Cos. (c)	2	78
Platinum Underwriters Holdings Ltd.	4	161
Plum Creek Timber Co. Inc. (b)	15	563
PNC Financial Services Group Inc.	43	2,287
Popular Inc.	63	142
Post Properties Inc.	3	68
Potlatch Corp.	3	109
Principal Financial Group Inc.	28	682
PrivateBancorp Inc.	4	34
ProAssurance Corp. (c)	3	175
Progressive Corp. (c)	58	1,051
ProLogis (b)	41	563
Prosperity Bancshares Inc.	4	163
Protective Life Corp.	8	136
Provident Financial Services Inc. (b)	4	43
Prudential Financial Inc.	42	2,092
Public Storage	12	980
Raymond James Financial Inc.	9	210
Rayonier Inc.	7	297
Realty Income Corp. (b)	9	244
Redwood Trust Inc.	5	78
Regency Centers Corp.	7	256
Regions Financial Corp. (b)	111	589
Reinsurance Group of America Inc.	6	308
RenaissanceRe Holdings Ltd.	6	296
RLI Corp.	2	90
SEI Investments Co.	14	247
Selective Insurance Group	4	65
Senior Housing Properties Trust (b)	11	237
Simon Property Group Inc. (b)	26	2,103
SL Green Realty Corp. (b)	7	365
SLM Corp. (c)	43	484
St. Joe Co. (c)	8	233
StanCorp Financial Group Inc.	4	166
State Street Corp.	46	2,017
Sterling Bancshares Inc.	7	34
Stifel Financial Corp. (c)	2	141
Sunstone Hotel Investors Inc. (b) (c)	9	83
SunTrust Banks Inc.	47	948
Susquehanna Bancshares Inc.	6	33
SVB Financial Group (b) (c)	3	110
Synovus Financial Corp.	40	81
T. Rowe Price Group Inc. (b)	24	1,279
Tanger Factory Outlet Centers Inc.	4	147
Taubman Centers Inc. (b)	5	163
TCF Financial Corp. (b)	11	144
TD Ameritrade Holding Corp. (c)	22	432
TFS Financial Corp.	8	100
Torchmark Corp.	7	326
Tower Group Inc.	3	69
Transatlantic Holdings Inc.	5	266
Travelers Cos. Inc.	50	2,495
TrustCo Bank Corp.	5	33
Trustmark Corp. (b)	4	95
U.S. Bancorp	178	4,003
UDR Inc.	13	212
UMB Financial Corp.	3	105
Umpqua Holdings Corp.	7	89
United Bankshares Inc. (b)	3	69
Unitrin Inc.	3	72
Unum Group	31	602
Validus Holdings Ltd.	7	202
Valley National Bancorp	12	173
Ventas Inc. (b)	14	630
Vornado Realty Trust	17	1,179
Waddell & Reed Financial Inc. - Class A	8	237
Washington Federal Inc.	10	194
Washington Real Estate Investment Trust (b)	5	135
Webster Financial Corp. (b)	6	76
Weingarten Realty Investors	10	208
Wells Fargo & Co.	279	7,534
Westamerica Bancorporation (b)	3	141
White Mountains Insurance Group Ltd.	1	228
Whitney Holding Corp.	10	86
Willis Group Holdings Ltd.	15	402
Wilmington Trust Corp. (b)	6	70
Wintrust Financial Corp. (b)	2	72
WR Berkley Corp.	13	314
XL Capital Ltd. - Class A	32	585
Zenith National Insurance Corp.	3	94
Zions Bancorporation (b)	12	153
		140,602
INDUSTRIALS - 0.3%
Equifax Inc.	11	353

INFORMATION TECHNOLOGY - 4.9%
MasterCard Inc. (b)	9	2,312
Visa Inc. - Class A	42	3,689
Western Union Co.	66	1,248
		7,249

Total Common Stocks (cost $141,129)		148,204

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	261	11

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $261)		11

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.07% (a) (f)	132	132

Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	11,986	11,986
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	4,700	4,690
		16,676

Total Short Term Investments (cost $16,818)		16,808

Total Investments - 112.0% (cost $158,208)		165,023
Other Assets and Liabilities, Net - (12.0%)		(17,663)
Total Net Assets - 100%		$147,360

JNL/Mellon Capital Management
Healthcare Sector Fund
COMMON STOCKS - 99.3%
CONSUMER STAPLES - 0.0%
Mead Johnson Nutrition Co.	-	22

HEALTH CARE - 99.3%
Abbott Laboratories	174	9,398
Acorda Therapeutics Inc. (c)	4	106
Aetna Inc.	49	1,561
Alcon Inc.	9	1,415
Alexion Pharmaceuticals Inc. (c)	10	488
Alkermes Inc. (c)	10	98
Allergan Inc.	35	2,184
Amedisys Inc. (b) (c)	3	145
American Medical Systems Holdings Inc. (c)	8	153
AMERIGROUP Corp. (b) (c)	6	161
Amgen Inc. (c)	115	6,482
Amylin Pharmaceuticals Inc. (c)	15	216
Auxilium Pharmaceuticals Inc. (c)	5	145
Baxter International Inc.	69	4,021
Beckman Coulter Inc.	8	505
Becton Dickinson & Co.	26	2,014
Biogen Idec Inc. (c)	33	1,741
BioMarin Pharmaceutical Inc. (b) (c)	11	210
Bio-Rad Laboratories Inc. - Class A (c)	2	203
Boston Scientific Corp. (c)	170	1,531
Bristol-Myers Squibb Co.	192	4,856
Brookdale Senior Living Inc. (c)	6	114
CareFusion Corp. (c)	20	511
Catalyst Health Solutions Inc. (c)	4	148
Celera Corp. (c)	8	54
Celgene Corp. (c)	52	2,905
Centene Corp. (c)	5	107
Cephalon Inc. (c)	8	529
Cepheid Inc. (b) (c)	7	83
Charles River Laboratories International Inc. (c)	7	245
CIGNA Corp.	31	1,083
Community Health Systems Inc. (c)	10	370
Cooper Cos. Inc.	5	189
Covance Inc. (c)	7	389
Coventry Health Care Inc. (c)	17	402
Covidien Plc	57	2,734
CR Bard Inc.	11	858
Cubist Pharmaceuticals Inc. (c)	7	128
DaVita Inc. (c)	12	678
Dendreon Corp. (b) (c)	15	396
DENTSPLY International Inc.	17	600
Edwards Lifesciences Corp. (c)	6	554
Eli Lilly & Co.	111	3,971
Emergency Medical Services Corp. (c)	2	123
Endo Pharmaceuticals Holdings Inc. (c)	11	234
Express Scripts Inc. (c)	29	2,479
Forest Laboratories Inc. (c)	34	1,094
Gen-Probe Inc. (c)	5	233
Genzyme Corp. (c)	30	1,478
Gilead Sciences Inc. (c)	103	4,463
Haemonetics Corp. (c)	3	154
Health Management Associates Inc. (c)	28	203
Health Net Inc. (b) (c)	12	276
HealthSouth Corp. (b) (c)	10	197
Healthways Inc. (c)	3	64
Henry Schein Inc. (c)	10	527
Hill-Rom Holdings Inc.	7	164
HMS Holdings Corp. (b) (c)	3	150
Hologic Inc. (c)	29	426
Hospira Inc. (c)	18	918
Human Genome Sciences Inc. (c)	21	632
Humana Inc. (c)	19	845
Idexx Laboratories Inc. (b) (c)	7	354
Illumina Inc. (c)	14	437
Immucor Inc. (c)	8	160
Incyte Corp. (b) (c)	12	113
Intuitive Surgical Inc. (c)	4	1,296
Invacare Corp. (b)	3	80
Inverness Medical Innovations Inc. (b) (c)	9	385
Isis Pharmaceuticals Inc. (c)	10	112
Johnson & Johnson	313	20,145
Kinetic Concepts Inc. (c)	7	264
King Pharmaceuticals Inc. (b) (c)	27	337
Laboratory Corp. of America Holdings (c)	12	894
Life Technologies Corp. (c)	20	1,053
LifePoint Hospitals Inc. (c)	6	197
Lincare Holdings Inc. (b) (c)	7	276
Magellan Health Services Inc. (c)	4	167
Masimo Corp. (c)	6	170
Medco Health Solutions Inc. (c)	54	3,430
Medicis Pharmaceutical Corp. (b)	6	170
Mednax Inc. (c)	5	306
Medtronic Inc.	126	5,525
Merck & Co. Inc.	345	12,599
Millipore Corp. (c)	6	462
Mylan Inc. (b) (c)	35	638
Myriad Genetics Inc. (c)	11	276
Nektar Therapeutics (c)	10	90
NuVasive Inc. (b) (c)	4	137
Odyssey HealthCare Inc. (c)	4	59
Onyx Pharmaceuticals Inc. (c)	7	200
OSI Pharmaceuticals Inc. (b) (c)	6	198
Owens & Minor Inc.	5	204
Par Pharmaceutical Cos. Inc. (c)	4	100
Parexel International Corp. (c)	6	91
Patterson Cos. Inc. (c)	11	313
PDL BioPharma Inc.	13	86
Perrigo Co. (b)	9	376
Pfizer Inc.	911	16,571
Pharmaceutical Product Development Inc. (b)	12	283
PharMerica Corp. (c)	4	57
PSS World Medical Inc. (b) (c)	7	160
Psychiatric Solutions Inc. (c)	6	123
Quest Diagnostics Inc.	17	1,055
Regeneron Pharmaceuticals Inc. (c)	7	167
ResMed Inc. (b) (c)	9	455
Salix Pharmaceuticals Ltd. (c)	6	157
Savient Pharmaceuticals Inc. (b) (c)	7	95
St. Jude Medical Inc. (c)	38	1,398
STERIS Corp. (b)	6	172
Stryker Corp.	34	1,728
Techne Corp.	4	282
Tenet Healthcare Corp. (c)	55	296
Theravance Inc. (c)	6	82
Thermo Fisher Scientific Inc. (c)	46	2,194
Thoratec Corp. (b) (c)	7	179
United Therapeutics Corp. (c)	5	270
UnitedHealth Group Inc.	132	4,013
Universal Health Services Inc.	10	309
Valeant Pharmaceutical International (c)	8	244
Varian Inc. (c)	3	170
Varian Medical Systems Inc. (b) (c)	14	660
Vertex Pharmaceuticals Inc. (b) (c)	22	932
Warner Chilcott Plc (c)	11	317
Waters Corp. (c)	11	677
Watson Pharmaceuticals Inc. (c)	12	465
WellCare Health Plans Inc. (c)	5	168
WellPoint Inc. (c)	52	3,028
West Pharmaceutical Services Inc.	4	137
Zimmer Holdings Inc. (c)	24	1,433
		159,318

Total Common Stocks (cost $163,625)		159,340

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	1

Total Rights (cost $2)		1

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$78	3

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $78)		3

SHORT TERM INVESTMENTS - 3.2%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.07% (a) (f)	1,056	1,056

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	3,087	3,087
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	1,018	1,016
		4,103

Total Short Term Investments (cost $5,161)		5,159

Total Investments - 102.5% (cost $168,866)		164,503
Other Assets and Liabilities, Net - (2.5%)		(4,044)
Total Net Assets - 100%		$160,459

JNL/Mellon Capital Management
Technology Sector Fund
COMMON STOCKS - 100.2%
HEALTH CARE - 0.4%
Allscripts-Misys Healthcare Solutions Inc. (c)	7	$151
athenahealth Inc. (c)	4	170
Cerner Corp. (b) (c)	8	683
		1,004
INDUSTRIALS - 0.2%
Pitney Bowes Inc.	26	602

INFORMATION TECHNOLOGY - 97.9%
3Com Corp. (c)	50	376
ACI Worldwide Inc. (c)	4	67
ADC Telecommunications Inc. (c)	12	76
Adobe Systems Inc. (c)	66	2,445
ADTRAN Inc. (b)	7	165
Advanced Micro Devices Inc. (c)	78	758
Advent Software Inc. (c)	1	59
Akamai Technologies Inc. (c)	22	561
Altera Corp.	38	867
Amdocs Ltd. (c)	24	685
Amkor Technology Inc. (b) (c)	13	90
Analog Devices Inc.	36	1,152
Ansys Inc. (b) (c)	12	500
AOL Inc. (c)	14	329
Apple Inc. (c)	108	22,840
Applied Materials Inc.	171	2,387
Applied Micro Circuits Corp. (c)	7	53
Ariba Inc. (b) (c)	10	130
Arris Group Inc. (c)	14	163
Atheros Communications Inc. (c)	8	261
Atmel Corp. (c)	48	221
ATMI Inc. (c)	4	65
Autodesk Inc. (c)	29	730
Blackboard Inc. (c)	4	161
BMC Software Inc. (c)	23	938
Brightpoint Inc. (c)	9	63
Broadcom Corp. - Class A (c)	56	1,766
Brocade Communications Systems Inc. (c)	54	410
CA Inc.	53	1,181
Cabot Microelectronics Corp. (c)	3	84
CACI International Inc. - Class A (c)	4	176
Cadence Design Systems Inc. (c)	36	217
Check Point Software Technologies Ltd. (c)	21	727
Ciena Corp. (b) (c)	11	118
Cisco Systems Inc. (c)	703	16,831
Citrix Systems Inc. (c)	23	958
Cognizant Technology Solutions Corp. (c)	37	1,662
Computer Sciences Corp. (c)	19	1,095
Compuware Corp. (c)	29	207
Comtech Telecommunications Corp. (c)	4	129
Concur Technologies Inc. (b) (c)	5	234
Corning Inc.	199	3,844
Cree Inc. (c)	12	675
CSG Systems International Inc. (c)	5	96
Cymer Inc. (c)	3	123
Cypress Semiconductor Corp. (b) (c)	20	216
Dell Inc. (c)	221	3,174
Diebold Inc.	8	241
Digital River Inc. (c)	4	121
DST Systems Inc. (c)	5	215
Earthlink Inc. (b)	11	95
EchoStar Corp. - Class A (c)	4	85
Electronics for Imaging Inc. (c)	5	69
EMC Corp. (c)	256	4,473
Emulex Corp. (c)	11	118
Equinix Inc. (b) (c)	5	494
F5 Networks Inc. (c)	10	510
Fair Isaac Corp.	6	128
Fairchild Semiconductor International Inc. (c)	15	149
FormFactor Inc. (c)	7	153
Gartner Inc. - Class A (c)	8	149
Google Inc. - Class A (c)	29	18,217
Harmonic Inc. (c)	10	66
Harris Corp.	16	782
Hewlett-Packard Co.	232	11,926
IAC/InterActiveCorp. (b) (c)	13	271
Informatica Corp. (b) (c)	12	300
Ingram Micro Inc. - Class A (c)	20	355
Insight Enterprises Inc. (c)	4	49
Integrated Device Technology Inc. (c)	20	131
Intel Corp.	678	13,834
InterDigital Inc. (c)	5	142
Intermec Inc. (c)	5	67
International Business Machines Corp.	161	21,078
International Rectifier Corp. (c)	9	196
Intersil Corp. (b)	15	225
Intuit Inc. (c)	37	1,137
j2 Global Communications Inc. (b) (c)	5	111
JDA Software Group Inc. (c)	4	103
JDS Uniphase Corp. (c)	26	212
Juniper Networks Inc. (c)	68	1,813
KLA-Tencor Corp.	22	799
Lam Research Corp. (c)	16	631
Lexmark International Inc. (c)	9	244
Linear Technology Corp. (b)	27	815
LSI Corp. (c)	79	476
Marvell Technology Group Ltd. (c)	63	1,300
Maxim Integrated Products Inc.	38	770
McAfee Inc. (c)	20	806
MEMC Electronic Materials Inc. (c)	30	403
Mentor Graphics Corp. (c)	14	123
Microchip Technology Inc. (b)	24	699
Micron Technology Inc. (b) (c)	109	1,151
Micros Systems Inc. (c)	10	317
Microsemi Corp. (c)	10	186
Microsoft Corp.	964	29,386
Motorola Inc. (c)	274	2,129
National Semiconductor Corp.	31	469
NCR Corp. (c)	19	208
NetApp Inc. (c)	44	1,504
Novell Inc. (c)	39	164
Novellus Systems Inc. (c)	12	271
Nuance Communications Inc. (c)	29	457
Nvidia Corp. (c)	70	1,307
Omnivision Technologies Inc. (c)	6	92
ON Semiconductor Corp. (c)	54	478
Oracle Corp.	487	11,962
Palm Inc. (b) (c)	18	179
Parametric Technology Corp. (b) (c)	16	257
Plantronics Inc.	7	169
PMC - Sierra Inc. (c)	28	241
Polycom Inc. (c)	11	281
Progress Software Corp. (c)	5	154
QLogic Corp. (c)	16	296
QUALCOMM Inc.	208	9,635
Quality Systems Inc.	2	135
Quest Software Inc. (c)	8	145
Rackspace Hosting Inc. (b) (c)	9	188
Rambus Inc. (b) (c)	13	318
Red Hat Inc. (c)	24	738
RF Micro Devices Inc. (c)	33	158
Riverbed Technology Inc. (b) (c)	7	156
Rovi Corp. (b) (c)	13	418
SAIC Inc. (c)	25	473
Salesforce.com Inc. (b) (c)	13	981
SanDisk Corp. (c)	29	838
SAVVIS Inc. (c)	4	59
Seagate Technology Inc.	63	1,140
Semtech Corp. (c)	7	121
Silicon Laboratories Inc. (b) (c)	6	287
Skyworks Solutions Inc. (b) (c)	22	312
Solera Holdings Inc. (b)	9	310
Sonus Networks Inc. (c)	20	42
SRA International Inc. - Class A (c)	5	104
STEC Inc. (b) (c)	4	69
Sun Microsystems Inc. (c)	97	911
Sybase Inc. (c)	10	436
Sycamore Networks Inc.	2	44
Symantec Corp. (c)	105	1,878
Synaptics Inc. (b) (c)	4	123
Synopsys Inc. (c)	19	414
Tech Data Corp. (c)	6	300
Tekelec (c)	9	133
Tellabs Inc. (c)	46	264
Teradata Corp. (c)	22	703
Teradyne Inc. (b) (c)	20	218
Tessera Technologies Inc. (c)	6	136
Texas Instruments Inc.	162	4,222
TIBCO Software Inc. (c)	21	202
TriQuint Semiconductor Inc. (c)	18	110
Unisys Corp. (b) (c)	5	197
United Online Inc.	9	63
Varian Semiconductor Equipment Associates Inc. (c)	9	341
VeriFone Holdings Inc. (c)	11	172
VeriSign Inc. (c)	25	602
VMware Inc. - Class A (c)	7	297
Websense Inc. (c)	4	77
Western Digital Corp. (c)	29	1,260
Xerox Corp.	113	952
Xilinx Inc.	36	895
Yahoo! Inc. (c)	166	2,777
Zoran Corp. (c)	8	89
		241,247
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (c)	51	2,186
Crown Castle International Corp. (c)	31	1,212
SBA Communications Corp. (c)	15	512
Syniverse Holdings Inc. (c)	8	145
		4,055

Total Common Stocks (cost $204,018)		246,908

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$54	2

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $54)		2

SHORT TERM INVESTMENTS - 3.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.07% (a) (f)	2,475	2,475

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral
Fund LLC, 0.16% (a) (f)	4,259	4,259
Securities Lending Liquidating Fund LLC, 0.36% (a) (f)	783	781
		5,040

Total Short Term Investments (cost $7,517)		7,515

Total Investments - 103.2% (cost $211,589)		254,425
Other Assets and Liabilities, Net - (3.2%)		(7,930)
Total Net Assets - 100%		$246,495

JNL Variable Fund LLC
Notes to the Schedules of Investments (dollar amounts in thousands)
December 31, 2009

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)
Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers.  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial

Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs. See FASB ASC
Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2009.
(g)	Illiquid security. At December 31, 2009, the only illiquid security held by some Funds was Sigma Finance, Inc. For all the Funds which held Sigma Finance, Inc., the value of Sigma Finance,
Inc. as a percentage of net assets was less than 0.03%.
(h)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2009. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the
Shareholder Service Center at 1-800-873-5654.

Abbreviations:
ADR - American Depositary Receipt
ABS - Asset Backed Security
NYS - New York Registered Shares

Investments in Affiliates - During the year ended December 31, 2009, certain Funds invested in a money market fund which is managed by Jackson National Asset Management LLC ("Adviser").  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details JNL/Mellon Capital Management Financial Sector Fund's long-term investments in affiliates held at December 31, 2009.

	Beginning		Sales	Dividend	Realized	Ending
Affiliate	Value	Purchases	Proceeds	Income	Loss	Value
Bank of New York Mellon Corp.	$ 2,004	$ 1,889	$ 680	$ 49	$ (497)	$ 3,137

The following table details cash management and securities lending collateral investments in affiliates held at December 31, 2009.  Dividend income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and not reflected in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the year ended December 31, 2009.

					Securities Lending			Securities Lending Cash
	JNL Money Market Fund				Liquidating Fund LLC			Collateral Fund LLC
	Beginning	Ending	Ending	Dividend	Beginning	Ending	Ending	Ending	Ending
Fund	Value	Amortized Cost	Value	Income	Value*	Amortized Cost	Value	Amortized Cost	Value
JNL/Mellon Capital Management JNL 5 Fund	$ 6,330	$ -	$ -	$ 15	$ 409,353	$ 178,045	$ 177,671	$ 38,713	$ 38,713
JNL/Mellon Capital Management VIP Fund	744	987	987	2	22,583	12,220	12,195	15,576	15,576
JNL/Mellon Capital Management Consumer Brands Sector Fund	53	176	176	1	1,574	626	625	2,228	2,228
JNL/Mellon Capital Management Financial Sector Fund	699	132	132	3	12,007	4,700	4,690	11,986	11,986
JNL/Mellon Capital Management Healthcare Sector Fund	491	1,056	1,056	2	2,709	1,018	1,016	3,087	3,087
JNL/Mellon Capital Management Technology Sector Fund	116	2,475	2,475	5	2,059	783	781	4,259	4,259

* At the beginning of the year, the investment in the Securities Lending Liquidating Fund LLC was held in the Mellon GSL DBT II Collateral Fund.   In addition, Mellon GSL Reinvestment Trust was an affiliated investment for Funds sub-advised by Mellon Capital Management Corporation and valued at $0.00 at December 31, 2008.  It was not an affiliated investment at December 31, 2009.  See note 3 to the Financial Statements for further discussion of securities lending collateral transactions during the year.

JNL Variable Fund LLC
Notes to the Schedules of Investments (continued)
December 31, 2009

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management JNL 5 Fund	18.8%	9.8%	2.2%	13.7%	9.7%	17.2%	4.3%
JNL/Mellon Capital Management VIP Fund	11.4	6.0	4.5	16.1	15.8	10.3	13.8
JNL/Mellon Capital Management Consumer Brands Sector Fund	65.0	18.9	-	-	2.9	2.9	2.4
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	85.2	-	0.2	4.4
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	96.9	-	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.4	0.2	94.8

Summary of Investments by Sector (percentage of total investments) (continued):

	Investment		Telecommunication		Short-Term	Total
	Funds	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management JNL 5 Fund	- %	11.6%	6.1%	0.8%	5.8%	100.0%
JNL/Mellon Capital Management VIP Fund	-	4.0	2.0	8.1	8.0	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	-	7.9	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	-	10.2	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	3.1	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	1.6	-	3.0	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*

	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management
	JNL 5 Fund	VIP Fund
Belgium	- %	1.6%
Canada	1.7	0.3
Finland	-	1.8
France	-	3.5
Germany	-	4.2
Hong Kong	10.7	-
Israel	-	3.5
Italy	-	1.4
Luxembourg	0.1	0.1
Norway	-	1.1
Portugal	-	1.0
Puerto Rico	0.1	-
Spain	-	2.3
Sweden	-	4.0
United Kingdom	7.6	0.8
United States	79.8	74.4
Total Long-Term
Investments	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at December 31, 2009.

JNL Variable Fund LLC
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
December 31, 2009

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.  The Funds held no Level 3 securities at December 31, 2008 or December 31, 2009.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities as of December 31, 2009 by valuation level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 3,132,905	$ 376,263	$ -	$ 3,509,168
Non-U.S. Government Agency ABS	-	587	-	587
Short-Term Securities	-	216,384	-	216,384
Fund Total	$ 3,132,905	$ 593,234	$ -	$ 3,726,139
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 330,461	$ -	$ -	$ 330,461
Non-U.S. Government Agency ABS	-	40	-	40
Short-Term Securities	987	27,771	-	28,758
Fund Total	$ 331,448	$ 27,811	$ -	$ 359,259
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$ 34,946	$ -	$ -	$ 34,946
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	176	2,853	-	3,029
Fund Total	$ 35,122	$ 2,854	$ -	$ 37,976
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 148,204	$ -	$ -	$ 148,204
Non-U.S. Government Agency ABS	-	11	-	11
Short-Term Securities	132	16,676	-	16,808
Fund Total	$ 148,336	$ 16,687	$ -	$ 165,023
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 159,340	$ -	$ -	$ 159,340
Non-U.S. Government Agency ABS	-	3	-	3
Rights	1	-	-	1
Short-Term Securities	1,056	4,103	-	5,159
Fund Total	$ 160,397	$ 4,106	$ -	$ 164,503
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 246,908	$ -	$ -	$ 246,908
Non-U.S. Government Agency ABS	-	2	-	2
Short-Term Securities	2,475	5,040	-	7,515
Fund Total	$ 249,383	$ 5,042	$ -	$ 254,425

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers
JNL Variable Fund LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund (the “Funds”) as of and for the year ended December 31, 2009, and have issued our unqualified report thereon dated February 19, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

KPMG LLP

February 25, 2010

(b)     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Code of Ethics (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 10, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 10, 2010

EXHIBIT LIST

Exhibit 12(a)(1)	Code of Ethics (as defined in Item 2(b) of Form N-CSR).

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.